UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Mutual Funds

SEMI-ANNUAL REPORT
(Unaudited)

Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
Wilshire 5000 Indexsm Fund
Wilshire International Equity Fund
(Formerly Wilshire Large Cap Core Plus Fund)

June 30, 2013
http://advisor.wilshire.com

Wilshire Mutual Funds Table of Contents

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	7
Small Company Growth Portfolio	11
Small Company Value Portfolio	15
Wilshire 5000 IndexSM Fund	19
Wilshire International Equity Fund	25
Disclosure of Fund Expenses	29
Condensed Schedules of Investments:
Large Company Growth Portfolio	32
Large Company Value Portfolio	34
Small Company Growth Portfolio	36
Small Company Value Portfolio	38
Wilshire 5000 IndexSM Fund	40
Wilshire International Equity Fund	42
Statements of Assets and Liabilities	46
Statements of Operations	49
Statements of Changes in Net Assets	51
Financial Highlights:
Large Company Growth Portfolio	57
Large Company Value Portfolio	59
Small Company Growth Portfolio	61
Small Company Value Portfolio	63
Wilshire 5000 IndexSM Fund	65
Wilshire International Equity Fund	69
Notes to Financial Statements	71
Additional Fund Information	83
Board Approval of Subadvisory Agreements	84

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Wilshire Mutual Funds Letter to Shareholders

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2013 to June 30, 2013, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire International Equity Fund.

Market Environment

U.S. Equity Market

The U.S. stock market, represented by the Wilshire 5000 IndexSM, posted a total return of 13.98% during the first half of the year. Small-cap growth stocks gained the most year-to-date, as the Wilshire U.S. Small-Cap Growth IndexSM added 18.55%. The market’s rise was realized despite giving back 1.27% in June, its first monthly loss since October 2012. Solid gains in April and May – up 1.93% and 2.34%, respectively – propelled U.S. stocks to an impressive 13.98% advance through the end of June. This marked the best first half of a calendar year since 1998, when the U.S. stock market was up 15.47% through the first six months of that year. Small capitalization stocks outperformed larger stocks in the first half of 2013, and on a style basis, micro-cap stocks have enjoyed an outstanding 2013 so far.

International Equity Market

International equities also advanced in the first half of the year as the MSCI EAFE Index rose 4.10%. However, emerging markets equities struggled year-to-date, with the MSCI Emerging Markets Index losing (9.57%). Through the first half of the year, the European Union continued to struggle with political uncertainty in Greece as well as lackluster economic expansion and/or recession throughout the region. The announced upcoming wind-down of the U.S. Federal Reserve’s programs of accommodative lending sent markets reeling worldwide. Japan’s 2013 rally plunged into a volatile bear run after the Nikkei hit a five-year high on May 22; however, Japanese stocks remain among the strongest performers this year. Emerging markets stocks continued to find performance held back by concerns over China’s slowing domestic economy. Additionally, political unrest in Egypt, Brazil, and Turkey late in the second quarter weighed on emerging markets.

Bond Market

Bond returns were mixed in the first half of the year. The broad fixed-income market posted positive returns as the Barclays Aggregate Bond Index returned 2.44% year-to-date. High yield bonds also did well on a relative basis, as the Barclays U.S. Corporate High Yield Index gained 1.42% in the same period. Long-term U.S. Treasuries lost value, with the Barclays Long Term Treasury Index losing (7.97%) in the first two quarters. Bond yields began to drift lower in April, with the bellwether 10-year U.S. Treasury hitting a near-term low of 1.66% on May 1. Subsequently, yields climbed sharply higher, with the 10-year Treasury closing the second quarter at 2.52%, fully 65 basis points higher than its first quarter close. With the end of the Federal Reserve’s “easy money” policy looming on the horizon, interest rate-sensitive assets in general suffered losses; corporate spreads widened over the quarter as well. Non-U.S. fixed income performed roughly on par with U.S.-based paper, although the strength of the U.S. dollar eroded performance on unhedged assets.

Fund Performance Review

The Wilshire Mutual Funds turned in mostly positive relative performance in the first half of 2013. The Large Company Growth Portfolio Institutional Class returned 9.02% underperforming the Russell 1000 Growth Index by 2.78%, Large Company Value Portfolio Institutional Class returned 18.57% outperforming the Russell 1000 Value Index by 2.67%, Small Company Growth Portfolio Institutional Class returned 17.89% outperforming the Russell 2000 Growth Index by 0.45%, Small Company Value Portfolio Institutional Class returned 18.43% outperforming the Russell 2000 Value Index by 4.04%, Wilshire 5000 IndexSM Fund Institutional Class returned 13.86% underperforming the Wilshire 5000 IndexSM by

Wilshire Mutual Funds Letter to Shareholders - (Continued)

0.12%, and Wilshire International Equity Fund Institutional Class returned 4.42% outperforming the MSCI EAFE Index by 0.32%. While Wilshire Large Company Growth Portfolio’s and the Wilshire 5000 IndexSM Fund’s Institutional Classes underperformed their respective benchmarks, we are confident that each Portfolio is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President
Wilshire Mutual Funds, Inc.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any stock in particular. There are risks involved with investing, including loss of principal.

There are risks involved with investing, including loss of principal. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals or from social, economic or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	8.85%
One Year Ended 06/30/13	12.44%
Five Years Ended 06/30/13	4.97%
Ten Years Ended 06/30/13	6.05%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	11.80%
One Year Ended 06/30/13	17.07%
Five Years Ended 06/30/13	7.47%
Ten Years Ended 06/30/13	7.40%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	9.02%
One Year Ended 06/30/13	12.75%
Five Years Ended 06/30/13	5.31%
Ten Years Ended 06/30/13	6.42%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	11.80%
One Year Ended 06/30/13	17.07%
Five Years Ended 06/30/13	7.47%
Ten Years Ended 06/30/13	4.40%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.84% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Wilshire Large Company Growth Portfolio Institutional Class (the “Fund”) returned 9.02% for the first six months of 2013, underperforming the Russell 1000 Growth Index return of 11.80% by 2.78%. The Fund benefited from positive stock selection in Financials and a slight overweight allocation to Consumer Discretionary; performance was offset by poor stock selection in Industrials, Consumer Discretionary and Health Care.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2013)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	18.47%
One Year Ended 06/30/13	27.64%
Five Years Ended 06/30/13	5.70%
Ten Years Ended 06/30/13	6.45%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	15.90%
One Year Ended 06/30/13	25.32%
Five Years Ended 06/30/13	6.67%
Ten Years Ended 06/30/13	7.79%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	18.57%
One Year Ended 06/30/13	27.95%
Five Years Ended 06/30/13	5.93%
Ten Years Ended 06/30/13	6.70%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	15.90%
One Year Ended 06/30/13	25.32%
Five Years Ended 06/30/13	6.67%
Ten Years Ended 06/30/13	7.79%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.84% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Wilshire Large Company Value Portfolio Institutional Class (the (“Fund”) returned 18.57% for the first six months of 2013, outperforming the Russell 1000 Value Index return of 15.90% by 2.67%. The Fund benefited from positive stock selection in Financials and Consumer Discretionary as well as an underweight allocation to Information Technology; performance was partially offset by poor stock selection in Energy.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2013)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	17.83%
One Year Ended 06/30/13	25.18%
Five Years Ended 06/30/13	7.71%
Ten Years Ended 06/30/13	9.01%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	17.44%
One Year Ended 06/30/13	23.67%
Five Years Ended 06/30/13	8.89%
Ten Years Ended 06/30/13	9.62%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.34% of average net assets were waived for the Investment Class Shares.

**	Not annualized.
(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	17.89%
One Year Ended 06/30/13	25.25%
Five Years Ended 06/30/13	7.98%
Ten Years Ended 06/30/13	9.27%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	17.44%
One Year Ended 06/30/13	23.67%
Five Years Ended 06/30/13	8.89%
Ten Years Ended 06/30/13	9.62%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.09% of average net assets were waived for the Institutional Class Shares.

**	Not annualized.
(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.84% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Wilshire Small Company Growth Portfolio Institutional Class (the “Fund”) returned 17.89% for the first six months of 2013, outperforming the Russell 2000 Growth Index return of 17.44% by 0.45%. The Fund benefited from positive stock selection in Financials and Industrials; performance was partially offset by poor stock selection in Health Care and Energy.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2013)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	18.33%
One Year Ended 06/30/13	29.72%
Five Years Ended 06/30/13	7.83%
Ten Years Ended 06/30/13	9.12%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	14.39%
One Year Ended 06/30/13	24.76%
Five Years Ended 06/30/13	8.59%
Ten Years Ended 06/30/13	9.30%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.21% of average net assets were waived in the Investment Class Shares.

**	Not annualized.
(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	18.43%
One Year Ended 06/30/13	29.98%
Five Years Ended 06/30/13	8.17%
Ten Years Ended 06/30/13	9.48%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13**	14.39%
One Year Ended 06/30/13	24.76%
Five Years Ended 06/30/13	8.59%
Ten Years Ended 06/30/13	9.30%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.03% of average net assets were waived in the Institutional Class Shares.

**	Not annualized.
(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.84% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Wilshire Small Company Value Portfolio Institutional Class (the “Fund”) returned 18.43% for the first six months of 2013, outperforming the Russell 2000 Value Index return of 14.39% by 4.04%. The Fund benefited from positive stock selection in Financials, Industrials and Materials as well as underweight allocations to Financials and Energy.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2013)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	13.60%
One Year Ended 06/30/13	20.46%
Five Years Ended 06/30/13	6.61%
Ten Years Ended 06/30/13	7.12%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/13**	13.98%
One Year Ended 06/30/13	21.13%
Five Years Ended 06/30/13	7.19%
Ten Years Ended 06/30/13	7.96%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	13.86%
One Year Ended 06/30/13	20.72%
Five Years Ended 06/30/13	6.81%
Ten Years Ended 06/30/13	7.36%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/13**	13.98%
One Year Ended 06/30/13	21.13%
Five Years Ended 06/30/13	7.19%
Ten Years Ended 06/30/13	7.96%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	14.00%
One Year Ended 06/30/13	21.23%
Five Years Ended 06/30/13	6.88%
Ten Years Ended 06/30/13	7.18%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/13**	13.98%
One Year Ended 06/30/13	21.13%
Five Years Ended 06/30/13	7.19%
Ten Years Ended 06/30/13	7.96%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/13**	13.63%
One Year Ended 06/30/13	20.43%
Five Years Ended 06/30/13	6.59%
Ten Years Ended 06/30/13	7.06%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/13**	13.98%
One Year Ended 06/30/13	21.13%
Five Years Ended 06/30/13	7.19%
Ten Years Ended 06/30/13	7.96%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, there were no waivers.

**	Not annualized.
(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

The U.S. stock market got off to its strongest start since 1998 as the S&P 500 Index rose 13.84% through June 2013. The market rallied in the first quarter with the S&P 500 Index hitting new all-time highs as investors cheered the news of a “Fiscal Cliff” resolution, a positive fourth quarter GDP estimate marking the 14th consecutive quarter of economic expansion, and signs of improvement within the housing sector. The second quarter saw more modest but still positive gains as investors grappled with the possibility of the Federal Reserve “tapering” its quantitative easing program earlier than anticipated. However, the U.S. market again hit new all-time highs during the second quarter. Both large and small capitalization stocks posted strong gains during the first six months of the year, however small capitalization securities modestly outpaced their large capitalization counterparts with the Russell 2000 Index and Russell 1000 Index returning 15.86% and 13.90%, respectively.

Within the large capitalization space, value stocks outperformed growth securities, and within the small capitalization space, growth stocks outperformed value securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Consumer Discretionary (20.47%), Health Care (20.42%) and Financials (17.95%) were the top performers, while Materials (2.06%) and Information Technology (6.62%) lagged the broader market during the first half of the year.

The Wilshire 5000 IndexSM Fund Institutional Class (the “Fund”) returned 13.86% for the first six months of 2013, slightly trailing the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 13.98% by 0.12%. The underperformance is attributable to the optimization approach utilized by Los Angeles Capital Management and Equity Research Inc. and is well within the range of historical experience.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2013)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire International Equity Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return**

Six Months Ended 06/30/13***	4.32%
One Year Ended 06/30/13	10.16%
Five Years Ended 06/30/13	1.23%
Inception (11/16/07) through 06/30/13	(0.82)%

MSCI EAFE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13***	4.10%
One Year Ended 06/30/13	18.62%
Five Years Ended 06/30/13	(0.63)%
Inception (11/16/07) through 06/30/13	(5.47)%

S&P 500 INDEX(2)
Average Annual Total Return

Six Months Ended 06/30/13***	13.82%
One Year Ended 06/30/13	20.60%
Five Years Ended 06/30/13	7.01%
Inception (11/16/07) through 06/30/13	4.01%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Effective April 2, 2013, the Fund changed its investment strategy. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

**
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.06% of average net assets were waived in the Investment Class Shares.

***	Not annualized.
(1)
Effective April 2, 2013, the Fund changed its benchmark to the MSCI EAFE Index because it is more reflective of the Fund’s investment strategy. The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparitive purposes.

(2)
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire International Equity Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return**

Six Months Ended 06/30/13***	4.42%
One Year Ended 06/30/13	10.30%
Five Years Ended 06/30/13	1.52%
Inception (11/16/07) through 06/30/13	(0.54)%

MSCI EAFE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/13***	4.10%
One Year Ended 06/30/13	18.62%
Five Years Ended 06/30/13	(0.63)%
Inception (11/16/07) through 06/30/13	(5.47)%

S&P 500 INDEX(2)
Average Annual Total Return

Six Months Ended 06/30/13***	13.82%
One Year Ended 06/30/13	20.60%
Five Years Ended 06/30/13	7.01%
Inception (11/16/07) through 06/30/13	4.01%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Effective April 2, 2013, the Fund changed its investment strategy. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

**
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2013, fees totaling 0.11% of average net assets were waived in the Institutional Class Shares.

***	Not annualized.
(1)
Effective April 2, 2013, the Fund changed its benchmark to the MSCI EAFE Index because it is more reflective of the Fund’s investment strategy. The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparitive purposes.

(2)
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire International Equity Fund Commentary - (Continued)

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.10% in the first half of the year. The Cypriot banking crisis dominated headlines to start the year. The Eurozone continued to then struggle as the region experienced its sixth consecutive quarter of recessionary conditions and concerns over the region’s debt crisis prompted the European Central Bank to cut its benchmark interest rate to a record low 0.5%. Conversely, the Japanese market soared as the yen dramatically weakened after the Bank of Japan’s new governor announced plans for aggressive quantitative easing. The MSCI Japan Index returned 16.55% during the first half of the year. Emerging markets fared worse as inflation worries, decreasing commodity prices, political unrest in Turkey, Brazil, and Egypt, and continuing fears over a slowdown in the Chinese economy rattled investors. The MSCI Emerging Markets Index returned (9.57%) for the first half of the year.

Within the MSCI EAFE Index, sector performance was mixed. Consumer Discretionary (13.68%), Health Care (13.47%) and Telecom Services (11.98%) performed strongly, while Utilities (3.79%) and Information Technology (4.40%) lagged. Hurt by decreasing commodity prices, Materials (12.81%) and Energy (4.48%) were the worst performing sectors during the period.

Effective on April 2, 2013, the “Wilshire Large Cap Core Plus Fund” changed its name to “Wilshire International Equity Fund” (the “Fund”). The Fund has changed its primary benchmark index to the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. In addition, the Fund’s “Principal Investment Strategies” and “Principal Risks” have changed. To view these changes, please refer to the Fund’s Prospectus supplement dated January 23, 2013.

The Fund’s Institutional Class returned 4.42% for the first six months of 2013, outperforming the MSCI EAFE Index return of 4.10% by 0.32%.

The Fund benefited from positive stock selection in Energy and Health Care as well as an underweight allocation to Materials; performance was partially offset by poor stock selection in Information Technology and Consumer Discretionary.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2013 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Wilshire International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2013)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2013 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(1)	Expenses Paid During Period 01/01/13-06/30/13(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,088.50	1.38%	$7.17
Institutional Class	$1,000.00	$1,090.20	1.05%	$5.46
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.93	1.38%	$6.92
Institutional Class	$1,000.00	$1,019.57	1.05%	$5.28

Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,184.70	1.28%	$6.92
Institutional Class	$1,000.00	$1,185.70	0.94%	$5.12
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.46	1.28%	$6.39
Institutional Class	$1,000.00	$1,020.11	0.94%	$4.73

Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,178.30	1.43%	$7.71
Institutional Class	$1,000.00	$1,178.90	1.22%	$6.59
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.72	1.43%	$7.14
Institutional Class	$1,000.00	$1,018.74	1.22%	$6.11

Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,183.30	1.49%	$8.08
Institutional Class	$1,000.00	$1,184.30	1.24%	$6.72
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.39	1.49%	$7.47
Institutional Class	$1,000.00	$1,018.64	1.24%	$6.21

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(1)	Expenses Paid During Period 01/01/13-06/30/13(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$1,136.00	0.67%	$3.55
Institutional Class	$1,000.00	$1,138.60	0.47%	$2.47
Qualified Class	$1,000.00	$1,140.00	0.00%(4)	$0.00
Horace Mann Class	$1,000.00	$1,136.30	0.73%	$3.87
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.47	0.67%	$3.36
Institutional Class	$1,000.00	$1,022.48	0.47%	$2.34
Qualified Class	$1,000.00	$1,024.79	0.00%(4)	$0.00
Horace Mann Class	$1,000.00	$1,021.17	0.73%	$3.66

Wilshire International Equity Fund
Actual Fund Return
Investment Class	$1,000.00	$1,043.20	1.98%(3)	$10.01
Institutional Class	$1,000.00	$1,044.20	1.74%(3)	$8.81
Hypothetical 5% Return
Investment Class	$1,000.00	$1,015.00	1.98%(3)	$9.87
Institutional Class	$1,000.00	$1,016.18	1.74%(3)	$8.69

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)	The annualized expense ratios include dividend expense, interest expense and rebates on securities sold short during the six-month period.
(4)
There were no expenses accrued in the Wilshire 5000 IndexSM Fund Qualified Class for the six months ended June 30, 2013 due to the low average net assets (of approximately $141) relative to the other classes of this Fund.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.1%††
Consumer Discretionary — 20.5%
20,512	Amazon.com, Inc.	1.9	$5,695,977
54,534	Comcast Corp., Class A	0.8	2,283,884
48,262	Dick's Sporting Goods, Inc.(a)	0.8	2,415,996
58,944	Johnson Controls, Inc.	0.7	2,109,606
44,607	Michael Kors Holdings, Ltd.(a)	0.9	2,766,526
40,056	NIKE, Inc., Class B(a)	0.9	2,550,766
3,824	priceline.com, Inc.† (a)	1.0	3,162,945
14,581	Ralph Lauren Corp., Class A	0.8	2,533,303
44,417	Starbucks Corp.	1.0	2,908,869
43,730	TJX Cos., Inc.(a)	0.7	2,189,124
61,670	Walt Disney Co. (The)	1.3	3,894,461
675,190	Other Securities	9.7	29,571,228
			62,082,685
Consumer Staples — 8.0%
86,356	Coca-Cola Co. (The)	1.1	3,463,739
30,523	Diageo PLC ADR(a)	1.2	3,508,619
64,021	Philip Morris International, Inc.	1.8	5,545,499
250,909	Other Securities	3.9	11,840,322
			24,358,179
Energy — 4.0%
144,192	Cobalt International Energy, Inc.†	1.3	3,831,181
60,649	Schlumberger, Ltd.	1.4	4,346,107
69,069	Other Securities	1.3	4,015,838
			12,193,126
Financials — 5.7%
14,700	Affiliated Managers Group, Inc.† (a)	0.8	2,409,918
34,354	Camden Property Trust‡ (a)	0.8	2,375,235
30,155	CME Group, Inc., Class A(a)	0.7	2,291,177
296,582	Other Securities	3.4	10,324,734
			17,401,064
Health Care — 14.0%
11,016	Biogen Idec, Inc.	0.8	2,370,643
64,656	Catamaran Corp.(a)	1.0	3,150,040
27,602	Celgene Corp.†	1.1	3,226,950
50,961	Edwards Lifesciences Corp.† (a)	1.1	3,424,579
52,947	Express Scripts Holding Co.	1.1	3,266,301
100,044	Gilead Sciences, Inc.(a)	1.7	5,123,253
202,806	Hologic, Inc.(a)	1.3	3,914,156

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
370,791	Other Securities	5.9	$18,125,861
			42,601,783
Industrials — 11.3%
44,053	Fluor Corp.	0.8	2,612,784
40,998	Joy Global, Inc.(a)	0.7	1,989,633
47,606	United Rentals, Inc.(a)	0.8	2,376,015
552,949	Other Securities	9.0	27,331,106
			34,309,538
Information Technology — 28.4%
82,188	Altera Corp.(a)	0.9	2,711,382
17,797	Apple, Inc.	2.3	7,049,036
79,514	Citrix Systems, Inc.	1.6	4,797,080
89,971	eBay, Inc.†	1.5	4,653,300
92,662	EMC Corp.(a)	0.7	2,188,676
15,478	Google, Inc., Class A†	4.5	13,626,367
16,588	International Business Machines Corp.	1.0	3,170,133
16,822	LinkedIn Corp., Class A†	1.0	2,999,362
108,161	Microsoft Corp.	1.2	3,734,799
74,574	NetApp, Inc.(a)	0.9	2,817,406
157,682	QUALCOMM, Inc.	3.2	9,631,217
71,449	Salesforce.com, Inc.† (a)	0.9	2,727,923
43,621	Visa, Inc., Class A(a)	2.6	7,971,738
267,532	Western Union Co. (The)(a)	1.5	4,577,473
405,931	Other Securities	4.6	13,690,338
			86,346,230
Materials — 5.7%
82,507	Freeport-McMoRan Copper & Gold, Inc.	0.7	2,278,018
32,819	Monsanto Co.	1.1	3,242,517
45,087	Mosaic Co. (The)	0.8	2,426,131
21,702	Sherwin-Williams Co. (The)	1.3	3,832,573
121,475	Other Securities	1.8	5,539,444
			17,318,683
Telecommunication Services — 1.4%
46,009	Verizon Communications, Inc.	0.8	2,316,093
95,708	Other Securities	0.6	1,803,185
			4,119,278
Utilities — 0.1%
3,210	Other Securities	0.1	132,605

Total Common Stock
(Cost $259,118,634)			300,863,171

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 23.6%
5,475,716	Northern Trust Institutional Government Select Portfolio, 0.010%	1.8	$5,475,716
66,318,438	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	21.8	66,318,438

Total Short-Term Investments
(Cost $71,794,154)			71,794,154

Total Investments — 122.7%
(Cost $330,912,788)			372,657,325
Other Assets & Liabilities, Net — (22.7)%			(68,880,731)

NET ASSETS — 100.0%			$303,776,594

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $64,658,559 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $66,318,438 (Note 6).

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2013, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.3%††
Consumer Discretionary — 10.8%
23,094	Comcast Corp., Class A	0.6	$967,177
23,650	Delphi Automotive PLC	0.8	1,198,818
42,240	General Motors Co.(a)	0.9	1,407,014
22,918	Omnicom Group, Inc.	0.9	1,440,855
120,250	Staples, Inc.(a)	1.2	1,907,165
287,212	Other Securities	6.4	9,589,483
			16,510,512
Consumer Staples — 3.7%
23,140	CVS Caremark Corp.	0.9	1,323,145
12,605	Procter & Gamble Co. (The)	0.7	970,459
89,279	Other Securities	2.1	3,315,602
			5,609,206
Energy — 12.6%
30,317	Baker Hughes, Inc.(a)	0.9	1,398,523
48,578	BP PLC ADR	1.3	2,027,646
21,228	Chevron Corp.	1.7	2,512,122
35,608	Exxon Mobil Corp.	2.1	3,217,183
19,300	Hess Corp.	0.8	1,283,257
13,486	Occidental Petroleum Corp.	0.8	1,203,356
31,400	Royal Dutch Shell PLC ADR, Class A(a)	1.3	2,003,320
138,175	Other Securities	3.7	5,637,864
			19,283,271
Financials — 32.2%
29,539	Allstate Corp. (The)	0.9	1,421,417
62,833	American International Group, Inc.† (a)	1.8	2,808,635
220,884	Bank of America Corp.	1.9	2,840,568
9,330	Berkshire Hathaway, Inc., Class B(a)	0.7	1,044,214
61,751	Citigroup, Inc.	1.9	2,962,195
26,484	Discover Financial Services	0.8	1,261,698
90,638	Fifth Third Bancorp(a)	1.1	1,636,016
13,304	Goldman Sachs Group, Inc. (The)(a)	1.3	2,012,230
38,800	Invesco, Ltd.	0.8	1,233,840
67,744	JPMorgan Chase & Co.	2.3	3,576,206
58,163	MetLife, Inc.	1.8	2,661,539
55,378	Morgan Stanley	0.9	1,352,885
33,134	PNC Financial Services Group, Inc.	1.6	2,416,131
121,675	Regions Financial Corp.	0.8	1,159,563

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
23,420	State Street Corp.	1.0	$1,527,218
65,775	UBS AG	0.7	1,114,886
75,508	Wells Fargo & Co.	2.0	3,116,215
26,175	Willis Group Holdings PLC(a)	0.7	1,067,416
440,662	Other Securities	9.2	13,873,861
			49,086,733
Health Care — 11.5%
31,881	Abbott Laboratories	0.7	1,112,009
22,300	Aetna, Inc.	0.9	1,416,942
15,317	Becton Dickinson and Co.(a)	1.0	1,513,779
18,339	Johnson & Johnson(a)	1.0	1,574,587
30,643	Merck & Co., Inc.	1.0	1,423,367
76,569	Pfizer, Inc.(a)	1.4	2,144,698
214,572	Other Securities	5.5	8,299,095
			17,484,477
Industrials — 8.7%
128,601	General Electric Co.(a)	2.0	2,982,257
14,115	L-3 Communications Holdings, Inc., Class 3	0.8	1,210,220
14,950	Northrop Grumman Corp.	0.8	1,237,860
230,900	Other Securities	5.1	7,860,818
			13,291,155
Information Technology — 11.0%
113,804	Cisco Systems, Inc.	1.8	2,766,575
135,764	Hewlett-Packard Co.	2.2	3,366,947
39,273	Microsoft Corp.	0.9	1,356,097
48,125	Oracle Corp.	1.0	1,478,400
24,025	TE Connectivity, Ltd.	0.7	1,094,099
383,126	Other Securities	4.4	6,729,427
			16,791,545
Materials — 2.5%
103,506	Other Securities	2.5	3,783,980

Telecommunication Services — 2.3%
65,111	AT&T, Inc.	1.5	2,304,929
73,994	Other Securities	0.8	1,172,960
			3,477,889
Utilities — 3.0%
16,450	Entergy Corp.	0.7	1,146,236
132,412	Other Securities	2.3	3,473,980
			4,620,216
Total Common Stock
(Cost $136,326,264)			149,938,984

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
SHORT-TERM INVESTMENTS (b) — 23.8%
2,019,644	Northern Trust Institutional Government Select Portfolio, 0.010%	1.3	$2,019,644
34,189,871	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	22.5	34,189,871

Total Short-Term Investments
(Cost $36,209,515)			36,209,515

Total Investments — 122.1%
(Cost $172,535,779)			186,148,499
Other Assets & Liabilities, Net — (22.1)%			(33,631,986)

NET ASSETS — 100.0%			$152,516,513

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $33,556,400 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $34,189,871. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $299,404 (Note 6).

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2013, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 98.5%††
Consumer Discretionary — 18.6%
8,614	Asbury Automotive Group, Inc.(a)	1.5	$345,421
3,949	Deckers Outdoor Corp.†	0.9	199,464
14,741	Express, Inc.†	1.3	309,119
5,513	Group 1 Automotive, Inc.(a)	1.5	354,651
8,264	Meritage Homes Corp.	1.5	358,327
21,299	Pier 1 Imports, Inc.	2.1	500,314
3,434	Red Robin Gourmet Burgers, Inc.(a)	0.8	189,488
12,510	Sonic Corp.† (a)	0.8	182,146
3,444	Steven Madden, Ltd.	0.7	166,621
86,137	Other Securities	7.5	1,840,332
			4,445,883
Consumer Staples — 5.9%
6,160	Inter Parfums, Inc.(a)	0.8	175,683
10,064	Prestige Brands Holdings, Inc.†	1.2	293,265
3,794	TreeHouse Foods, Inc.(a)	1.0	248,659
34,846	Other Securities	2.9	685,074
			1,402,681
Energy — 5.2%
16,700	Approach Resources, Inc.(a)	1.7	410,319
8,830	Gulfport Energy Corp.†	1.8	415,628
18,210	Pacific Drilling†	0.8	178,094
24,743	Other Securities	0.9	228,299
			1,232,340
Financials — 12.0%
6,440	Bank of the Ozarks, Inc.(a)	1.2	279,045
13,890	Hilltop Holdings, Inc.† (a)	1.0	227,796
10,539	Home BancShares, Inc.(a)	1.1	273,698
3,215	Iberiabank Corp.(a)	0.7	172,356
4,771	MarketAxess Holdings, Inc.	0.9	223,044
21,041	PrivateBancorp, Inc., Class A(a)	1.9	446,280
2,350	Signature Bank(a)	0.8	195,097
3,330	SVB Financial Group(a)	1.2	277,456
4,090	Texas Capital Bancshares, Inc.† (a)	0.8	181,432
34,533	Other Securities	2.4	579,447
			2,855,651

Shares	Percentage of Net Assets (%)	Value
Health Care — 18.1%
8,895	Air Methods Corp.(a)	1.3	$301,363
24,614	Akorn, Inc.† (a)	1.4	332,781
1,879	athenahealth, Inc.(a)	0.7	159,189
6,160	Centene Corp.†	1.4	323,153
11,776	HMS Holdings Corp.† (a)	1.2	274,381
4,350	Medidata Solutions, Inc.†	1.4	336,907
7,774	PAREXEL International Corp.(a)	1.5	357,137
144,924	Other Securities	9.2	2,233,236
			4,318,147
Industrials — 17.0%
7,620	Advisory Board Co. (The)	1.7	416,433
7,493	Beacon Roofing Supply, Inc.(a)	1.2	283,835
3,116	Chart Industries, Inc.† (a)	1.2	293,184
6,010	EnerSys, Inc.(a)	1.2	294,731
17,051	Healthcare Services Group, Inc.(a)	1.8	418,090
3,880	Triumph Group, Inc.(a)	1.3	307,102
3,090	Wabtec Corp.	0.7	165,099
86,630	Other Securities	7.9	1,891,801
			4,070,275
Information Technology — 19.1%
27,650	Applied Micro Circuits Corp.† (a)	1.0	243,320
10,654	Aruba Networks, Inc.(a)	0.7	163,645
12,400	AVG Technologies NV† (a)	1.0	241,180
11,370	InvenSense, Inc., Class A† (a)	0.7	174,871
9,530	Ixia(a)	0.7	175,352
3,765	MAXIMUS, Inc.	1.2	280,417
6,140	QLIK Technologies, Inc.	0.7	173,578
4,070	Sourcefire, Inc.(a)	0.9	226,088
4,189	SPS Commerce, Inc.(a)	1.0	230,395
9,982	Synchronoss Technologies, Inc.† (a)	1.3	308,144
142,795	Other Securities	9.9	2,349,227
			4,566,217
Materials — 2.0%
27,658	Other Securities	2.0	480,969

Telecommunication Services — 0.5%
14,841	Other Securities	0.5	120,821

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2013 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Utilities — 0.1%
1,100	Other Securities	0.1	$25,872

Total Common Stock
(Cost $20,828,219)			23,518,856

SHORT-TERM INVESTMENTS (b) — 50.2%
347,184	Northern Trust Institutional Government Select Portfolio, 0.010%	1.5	347,184
11,639,687	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	48.7	11,639,687

Total Short-Term Investments
(Cost $11,986,871)			11,986,871

Total Investments — 148.7%
(Cost $32,815,090)			35,505,727
Other Assets & Liabilities, Net — (48.7)%			(11,632,617)

NET ASSETS — 100.0%			$23,873,110

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $11,303,062 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $11,639,687. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,871 (Note 6).

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2013, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 97.5%††
Consumer Discretionary — 13.7%
14,112	Bob Evans Farms, Inc.(a)	2.4	$662,982
7,300	Harman International Industries, Inc.(a)	1.5	395,660
20,100	Hooker Furniture Corp.	1.2	326,826
11,210	Maidenform Brands, Inc.	0.7	194,269
127,175	Other Securities	7.9	2,143,225
			3,722,962
Consumer Staples — 7.8%
14,900	Elizabeth Arden, Inc.† (a)	2.5	671,543
9,100	Inter Parfums, Inc.(a)	1.0	259,532
6,905	TreeHouse Foods, Inc.	1.7	452,554
62,207	Other Securities	2.6	754,581
			2,138,210
Energy — 3.4%
20,200	Carrizo Oil & Gas, Inc.(a)	2.1	572,266
21,800	McDermott International, Inc.† (a)	0.7	178,324
20,867	Other Securities	0.6	177,768
			928,358
Financials — 28.4%
10,276	Ashford Hospitality Trust, Inc.‡	0.4	117,660
11,000	Aspen Insurance Holdings, Ltd.(a)	1.5	407,990
9,830	CNO Financial Group, Inc.	0.5	127,397
13,653	First Commonwealth Financial Corp.(a)	0.4	100,623
26,300	Forestar Group, Inc.† (a)	1.9	527,578
18,400	HomeStreet, Inc.(a)	1.4	394,680
4,865	MB Financial, Inc.	0.5	130,382
11,184	National Penn Bancshares, Inc.	0.4	113,629
10,616	NorthStar Realty Finance Corp.‡ (a)	0.4	96,606
6,900	PacWest Bancorp(a)	0.8	211,485
16,892	PrivateBancorp, Inc., Class A(a)	1.3	358,279
9,439	Texas Capital Bancshares, Inc.† (a)	1.5	418,714
5,419	Webster Financial Corp.	0.5	139,160
21,128	Western Alliance Bancorp	1.2	334,456
266,310	Other Securities	15.7	4,242,800
			7,721,439

Shares	Percentage of Net Assets (%)	Value
Health Care — 3.1%
1,761	Magellan Health Services, Inc.†	0.4	$98,757
55,377	Other Securities	2.7	749,265
			848,022
Industrials — 20.8%
11,259	Aircastle, Ltd.(a)	0.7	180,031
15,127	Albany International Corp., Class A	1.8	498,888
6,370	Astronics Corp.† (a)	1.0	260,342
4,300	EnerSys, Inc.(a)	0.8	210,872
17,200	GP Strategies Corp.† (a)	1.5	409,704
42,367	Griffon Corp.(a)	1.8	476,629
24,000	Marten Transport, Ltd.(a)	1.4	376,080
9,800	Mistras Group, Inc.(a)	0.6	172,284
23,600	Orbital Sciences Corp.†	1.5	409,932
14,394	Orion Marine Group, Inc.(a)	0.6	174,023
2,571	TAL International Group, Inc.(a)	0.4	112,019
9,600	TMS International Corp., Class A	0.5	142,368
14,300	Trimas Corp.	2.0	533,104
110,235	Other Securities	6.2	1,697,262
			5,653,538
Information Technology — 13.8%
8,200	Coherent, Inc.	1.7	451,574
27,000	Entegris, Inc.†	0.9	253,530
5,000	Euronet Worldwide, Inc.† (a)	0.6	159,300
30,300	GSI Group, Inc.† (a)	0.9	243,612
6,215	Measurement Specialties, Inc.(a)	1.1	289,184
16,800	Methode Electronics, Inc.	1.0	285,768
19,130	Microsemi Corp.(a)	1.6	435,208
12,200	MKS Instruments, Inc.	1.2	323,788
30,570	PMC - Sierra, Inc.† (a)	0.7	194,119
105,446	Other Securities	4.1	1,121,327
			3,757,410
Materials — 4.6%
3,800	Deltic Timber Corp.	0.8	219,716
11,769	Neenah Paper, Inc.(a)	1.4	373,901
42,438	Other Securities	2.4	648,951
			1,242,568

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2013 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 0.6%
21,839	Other Securities	0.6	$175,552

Utilities — 1.3%
10,690	Other Securities	1.3	364,140

Total Common Stock
(Cost $23,454,798)			26,552,199

SHORT-TERM INVESTMENTS (b) — 44.8%
602,584	Northern Trust Institutional Government Select Portfolio, 0.010%	2.2	602,584
11,588,079	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	42.6	11,588,079

Total Short-Term Investments
(Cost $12,190,663)			12,190,663

Total Investments — 142.3%
(Cost $35,645,461)			38,742,862
Other Assets & Liabilities, Net — (42.3)%			(11,515,286)

NET ASSETS — 100.0%			$27,227,576

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $11,303,675 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $11,588,079. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $115,176 (Note 6).

Ltd. — Limited

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2013, all of the Portfolio’s investments were considered Level 1. For the six months ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 99.0%
Consumer Discretionary — 12.6%
3,688	Amazon.com, Inc.	0.6	$1,024,121
20,821	Comcast Corp., Class A	0.5	871,983
13,147	Home Depot, Inc. (The)	0.6	1,018,498
10,104	McDonald's Corp.	0.6	1,000,296
17,668	Walt Disney Co. (The)	0.6	1,115,734
501,748	Other Securities	9.7	17,119,647
			22,150,279
Consumer Staples — 9.4%
20,175	Altria Group, Inc.	0.4	705,923
43,140	Coca-Cola Co. (The)	1.0	1,730,345
13,042	CVS Caremark Corp.	0.4	745,742
15,591	PepsiCo, Inc.	0.7	1,275,188
16,525	Philip Morris International, Inc.	0.8	1,431,396
28,939	Procter & Gamble Co. (The)	1.3	2,228,014
17,470	Wal-Mart Stores, Inc.	0.8	1,301,340
164,430	Other Securities	4.0	7,085,631
			16,503,579
Energy — 9.9%
20,669	Chevron Corp.	1.4	2,445,969
13,181	ConocoPhillips	0.5	797,450
47,466	Exxon Mobil Corp.	2.5	4,288,553
8,680	Occidental Petroleum Corp.	0.5	774,516
14,224	Schlumberger, Ltd.	0.6	1,019,292
218,566	Other Securities	4.4	8,002,676
			17,328,456
Financials — 17.4%
9,475	American Express Co.	0.4	708,351
115,473	Bank of America Corp.	0.8	1,484,983
19,584	Berkshire Hathaway, Inc., Class B	1.3	2,191,841
31,265	Citigroup, Inc.	0.9	1,499,782
4,783	Goldman Sachs Group, Inc. (The)	0.4	723,429
40,734	JPMorgan Chase & Co.	1.2	2,150,348
2,850	Northern Trust Corp.	0.1	165,015
18,759	U.S. Bancorp	0.4	678,138
51,892	Wells Fargo & Co.	1.2	2,141,583
620,641	Other Securities	10.7	18,897,896
			30,641,366

Shares	Percentage of Net Assets (%)	Value
Health Care — 12.0%
17,125	AbbVie, Inc.	0.4	$707,947
16,450	Bristol-Myers Squibb Co.	0.4	735,151
29,685	Johnson & Johnson	1.5	2,548,754
30,130	Merck & Co., Inc.	0.8	1,399,539
76,487	Pfizer, Inc.	1.2	2,142,401
10,380	UnitedHealth Group, Inc.	0.4	679,682
271,908	Other Securities	7.3	12,903,719
			21,117,193
Industrials — 10.9%
7,385	3M Co.	0.5	807,550
7,515	Boeing Co. (The)	0.4	769,837
110,646	General Electric Co.	1.5	2,565,880
4,572	Union Pacific Corp.	0.4	705,368
7,921	United Parcel Service, Inc., Class B	0.4	685,008
9,820	United Technologies Corp.	0.5	912,671
302,155	Other Securities	7.2	12,772,806
			19,219,120
Information Technology — 17.3%
9,948	Apple, Inc.	2.3	3,940,204
56,598	Cisco Systems, Inc.	0.8	1,375,897
2,640	Google, Inc., Class A†	1.3	2,324,177
53,043	Intel Corp.(a)	0.7	1,284,701
11,180	International Business Machines Corp.	1.2	2,136,610
84,662	Microsoft Corp.	1.7	2,923,379
39,555	Oracle Corp.	0.7	1,215,130
18,250	QUALCOMM, Inc.	0.7	1,114,710
5,350	Visa, Inc., Class A	0.6	977,713
508,548	Other Securities	7.3	13,026,641
			30,319,162
Materials — 3.5%
163,440	Other Securities	3.5	6,158,349

Telecommunication Services — 2.6%
58,449	AT&T, Inc.	1.2	2,069,095
30,438	Verizon Communications, Inc.	0.9	1,532,249
71,510	Other Securities	0.5	974,471
			4,575,815

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (continued)	June 30, 2013 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Utilities — 3.4%
150,780	Other Securities	3.4	$5,988,909

Total Common Stock
(Cost $85,635,347)			174,002,228

RIGHT — 0.0%
Number Of Rights
1,500	Other Securities (Cost $—)	0.0	4,500

WARRANTS — 0.0%
184	Other Securities (Cost $5,144)	0.0	338

SHORT-TERM INVESTMENTS (b) — 15.1%
1,606,369	Northern Trust Institutional Government Select Portfolio, 0.010%	0.9	1,606,369
24,991,940	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (c)	14.2	24,991,940

Total Short-Term Investments
(Cost $26,598,309)			26,598,309

Total Investments — 114.1%
(Cost $112,238,800)			200,605,375
Other Assets & Liabilities, Net — (14.1)%			(24,846,156)

NET ASSETS — 100.0%			$175,759,219

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $24,351,781 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $24,991,940. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $20,293 (Note 6).

Ltd. — Limited

Amounts designated as “—“ are either $0, or have been rounded to $0.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

As of June 30, 2013, all of the Fund’s investments were considered Level 1, except for AMREP Corp. Rights, Central European Distribution Corp., Hyster-Yale Materials Handling, Inc., Magnum Hunter Resources Corp. Warrant, Orleans Homebuilders, Inc., School Specialty, Inc. and Trico Marine Services, Inc. which are Level 3. At June 30, 2013, these investments were valued at $17,058. The value of Level 3 investments at December 31, 2012 was $9,936. A reconciliation of Level 3 investments is only presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the six months ended June 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCK — 90.8%
Australia — 3.3%
9,655	Australia & New Zealand Banking Group, Ltd.	0.8	$250,639
2,607	BHP Billiton, Ltd.	0.3	75,037
66,881	Other Securities	2.2	667,990
			993,666
Austria — 0.1%
901	Other Securities	0.1	22,774

Belgium — 0.4%
1,674	Other Securities	0.4	109,692

Brazil — 0.8%
18,920	Cia de Saneamento Basico do Estado de Sao Paulo ADR(a)	0.7	196,957
3,300	Other Securities	0.1	42,933
			239,890
Canada — 3.7%
3,300	Alimentation Couche Tard, Inc., Class B	0.7	195,797
2,250	Canadian National Railway Co.(a)	0.7	219,074
4,900	Royal Bank of Canada(a)	0.9	285,511
9,620	Other Securities	1.4	410,508
			1,110,890
China — 1.6%
444,000	Bank of China, Ltd., Class H	0.6	181,891
25,200	Sinopharm Group Co., Ltd., Class H	0.2	62,979
153,052	Other Securities	0.8	236,506
			481,376
Denmark — 1.2%
8,100	Topdanmark A†	0.7	206,158
3,838	Other Securities	0.5	156,029
			362,187
Finland — 1.7%
12,900	Pohjola Bank PLC, Class A	0.6	189,555
6,747	Sampo, Class A	0.9	262,726
5,148	Other Securities	0.2	49,067
			501,348

Shares	Percentage of Net Assets (%)	Value
France — 5.2%
1,500	Christian Dior SA	0.8	$242,328
3,804	Sanofi-Aventis SA	1.3	393,258
21,990	Other Securities	3.1	922,757
			1,558,343
Germany — 8.7%
2,431	Adidas AG	0.9	262,787
3,449	BASF SE	1.0	307,627
3,578	Bayer AG	1.3	380,950
2,607	Fresenius SE & Co. KGaA	1.1	320,870
1,390	Muenchener Rueckversicherungs AG	0.8	255,359
4,538	SAP AG	1.1	331,377
14,985	Other Securities	2.5	751,906
			2,610,876
Greece — 0.0%
1,254	Other Securities	0.0	5,477

Guernsey — 0.0%
1,666	Other Securities	0.0	7,217

Hong Kong — 6.3%
17,651	Cheung Kong Holdings, Ltd.	0.8	238,014
43,000	Cheung Kong Infrastructure Holdings, Ltd.	1.0	286,524
28,000	China Overseas Land & Investment, Ltd.	0.3	72,897
1,084	Hang Seng Bank, Ltd.	0.1	15,964
14,000	Jardine Strategic Holdings, Ltd.	1.7	506,954
353,907	Other Securities	2.4	764,029
			1,884,382
India — 0.4%
3,180	Other Securities	0.4	120,268

Indonesia — 0.4%
131,000	Other Securities	0.4	118,154

Ireland — 0.2%
2,452	Other Securities	0.2	48,176

Isle of Man — 0.0%
6,192	Other Securities	0.0	6,421

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (continued)	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Israel — 0.1%
2,405	Other Securities	0.1	$41,002

Italy — 0.9%
51,967	Other Securities	0.9	284,767

Japan — 17.0%
258	Chugai Pharmaceutical Co., Ltd.	0.0	5,340
137,450	Mizuho Financial Group, Inc.	1.0	285,441
3,761	Nippon Telegraph & Telephone Corp.	0.7	196,027
19,983	Nissan Motor Co., Ltd.	0.7	200,282
5,138	Sumitomo Mitsui Financial Group, Inc.	0.8	235,182
6,318	Tokio Marine Holdings, Inc.	0.7	199,364
5,258	Toyota Industries Corp.	0.7	214,726
6,954	Toyota Motor Corp.	1.4	419,450
3,400	Unicharm Corp.	0.6	192,299
216,138	Other Securities	10.4	3,169,775
			5,117,886
Jersey — 0.1%
1,272	Other Securities	0.1	38,750

Luxembourg — 0.4%
6,009	Other Securities	0.4	120,529

Macau — 0.0%
2,000	Other Securities	0.0	5,380

Malaysia — 0.6%
86,500	Other Securities	0.6	188,881

Mexico — 1.1%
96,100	Other Securities	1.1	328,880

Netherlands — 2.3%
2,705	ASML Holding NV	0.7	213,534
23,376	Other Securities	1.6	489,394
			702,928
New Zealand — 0.0%
4,361	Other Securities	0.0	7,671

Norway — 2.5%
4,880	Seadrill, Ltd.	0.7	196,549

Shares	Percentage of Net Assets (%)	Value
Norway (continued)
13,560	Statoil ASA	0.9	$280,123
11,398	Telenor ASA	0.8	226,399
3,289	Other Securities	0.1	34,068
			737,139
Portugal — 0.0%
4,773	Other Securities	0.0	9,691

Russia — 0.6%
3,100	Other Securities	0.6	178,715

Singapore — 3.1%
9,000	Jardine Cycle & Carriage, Ltd.	1.0	300,906
15,142	United Overseas Bank, Ltd.	0.8	236,459
100,617	Other Securities	1.3	394,553
			931,918
South Africa — 2.5%
11,900	Remgro, Ltd.	0.8	228,602
29,000	Woolworths Holdings, Ltd.	0.6	189,027
29,200	Other Securities	1.1	344,207
			761,836
South Korea — 2.0%
820	Samsung Electronics Co., Ltd. GDR	1.6	476,540
5,800	Other Securities	0.4	117,914
			594,454
Spain — 1.1%
31,226	Other Securities	1.1	334,236

Sweden — 3.3%
5,620	Svenska Handelsbanken AB, Class A	0.8	225,162
17,184	Swedbank AB, Class A	1.3	393,592
31,902	Other Securities	1.2	386,929
			1,005,683
Switzerland — 3.8%
1,224	Roche Holding AG	1.0	303,793
27,501	Other Securities	2.8	843,968
			1,147,761
Thailand — 1.6%
35,700	PTT Exploration & Production PLC	0.6	181,581
40,700	Other Securities	1.0	284,205
			465,786

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (continued)	June 30, 2013 (Unaudited)

Shares		Percentage of Net Assets (%)	Value
Turkey — 0.3%
4,050	Other Securities	0.3	$96,309

United Kingdom — 12.8%
11,200	BHP Billiton PLC	1.0	285,577
41,782	BP PLC	1.0	289,967
6,152	British American Tobacco PLC	1.0	315,536
34,343	HSBC Holdings PLC	1.2	355,526
17,026	Prudential PLC	0.9	277,913
18,670	WH Smith PLC	0.7	203,892
265,236	Other Securities	7.0	2,113,045
			3,841,456
United States — 0.7%
3,630	Other Securities	0.7	202,331

Total Common Stock
(Cost $29,901,081)			27,325,126

SHORT-TERM INVESTMENT (b) (c) — 14.7%
4,424,549	Northern Trust Institutional Liquid Asset Portfolio, 0.010%	14.7	4,424,549

Total Short-Term Investment
(Cost $4,424,549)			4,424,549

EXCHANGE TRADED FUND — 9.4%
73,141	Vanguard FTSE Emerging Markets ETF(a)	9.4	2,836,408

Total Exchange Traded Funds
(Cost $3,404,942)			2,836,408

PREFERRED STOCK — 0.8%
Germany — 0.8%
2,292	Henkel AG & Co. KGAA	0.7	215,240
245	Other Securities	0.1	37,259

Total Preferred Stock
(Cost $259,348)			252,499

Shares	Percentage of Net Assets (%)	Value
PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	Other Securities	0.0	$—

Total Private Company
(Cost $—)			—

RIGHT — 0.0%
Number Of Rights
Hong Kong — 0.0%
31	Other Securities	0.0	—

Total Right
(Cost $—)			—

Total Investments — 115.7%
(Cost $37,989,920)			34,838,582
Other Assets & Liabilities, Net — (15.7)%			(4,732,788)

NET ASSETS — 100.0%			$30,105,794

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $4,315,072 (Note 6).
(b)	Rate shown in the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $4,424,549. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $6,545 (Note 6).

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
Ltd. — Limited
PLC — Public Limited Company

Amounts designated as “—“ are either $0 or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2013 (Unaudited)

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock
Australia	$—	$993,666	*	$—	$993,666
Austria	—	22,774	*	—	22,774
Belgium	—	109,692	*	—	109,692
Brazil	239,890	—		—	239,890
Canada	1,110,890	—		—	1,110,890
China	2,067	479,309	*	—	481,376
Denmark	—	362,187	*	—	362,187
Finland	—	501,348	*	—	501,348
France	136	1,558,207	*	—	1,558,343
Germany	—	2,610,876	*	—	2,610,876
Greece	—	5,477	*	—	5,477
Guernsey	—	7,217	*	—	7,217
Hong Kong	—	1,884,382	*	—	1,884,382
India	120,268	—		—	120,268
Indonesia	—	118,154	*	—	118,154
Ireland	—	48,176	*	—	48,176
Isle of Man	—	6,421	*	—	6,421
Israel	—	41,002	*	—	41,002
Italy	—	284,767	*	—	284,767
Japan	—	5,117,886	*	—	5,117,886
Jersey	—	38,750	*	—	38,750
Luxembourg	—	120,529	*	—	120,529
Macau	—	5,380	*	—	5,380
Malaysia	—	188,881	*	—	188,881
Mexico	328,880	—		—	328,880
Netherlands	—	702,928	*	—	702,928
New Zealand	—	7,671	*	—	7,671
Norway	—	737,139	*	—	737,139
Portugal	—	9,691	*	—	9,691
Russia	178,715	—		—	178,715
Singapore	—	931,918	*	—	931,918

Investments in Securities	Level 1	Level 2		Level 3		Level 4
Common Stock (continued)
South Africa	$—	$761,836	*	$—		$761,836
South Korea	117,914	476,540	*	—		594,454
Spain	—	334,236	*	—		334,236
Sweden	—	1,005,683	*	—		1,005,683
Switzerland	—	1,147,761	*	—		1,147,761
Thailand	—	465,786	*	—		465,786
Turkey	96,309	—		—		96,309
United Kingdom	—	3,841,456	*	—		3,841,456
United States	202,331	—		—		202,331
Total Common Stock	2,397,400	24,927,726		—		27,325,126
Short-Term Investment	4,424,549	—		—		4,424,549
Exchange Traded Fund	2,836,408	—		—		2,836,408
Preferred Stock	—	252,499		—		252,499
Private Company
Malta	—	—		—	^	—
Right	—	—		—		—
Total Investments in Securities	$9,658,357	$25,180,225		$—		$34,838,582

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

^
This security was categorized as Level 3 and had a market value of $0 as of June 30, 2013 and the value has remained $0 throughout the six months ended June 30, 2013. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the six months ended June 30, 2013.

For the six months ended June 30, 2013, the transfers out of Level 1 and into Level 2 were $24,905,917 and the transfers out of Level 2 into Level 1 were $(0). The transfers were related to the fair value of certain foreign securities.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO		WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at value (Note 2)	$372,657,325	*	$186,148,499	*	$35,505,727	*	$38,742,862	*	$200,605,375	*	$34,838,582	*
Cash	2,320		861		—		99		62		—
Foreign currency, at value	—		—		—		—		—		9,371
Receivable for investment securities sold	253,348		1,130,963		171,844		144,308		232		—
Dividends and interest receivable	340,071		230,679		4,462		24,150		217,892		49,456
Receivable for Portfolio shares sold	366,531		26,168		—		3,090		63,362		100
Dividend reclaim receivable	1,902		6,313		—		—		—		23,414
Receivable from Adviser (Note 3)	—		—		2,074		923		—		6,968
Unrealized gain on foreign spot currency contracts	—		—		—		—		—		446
Prepaid expenses and other assets	28,976		18,590		11,821		11,270		27,634		27,537
Total Assets	373,650,473		187,562,073		35,695,928		38,926,702		200,914,557		34,955,874

LIABILITIES:
Payable upon return on securities loaned	66,318,438		34,189,871		11,639,687		11,588,079		24,991,940		4,424,549
Payable for investment securities purchased	2,647,139		689,353		147,215		69,366		—		—
Payable for Portfolio shares redeemed	601,307		25,854		1,217		4,980		51,567		—
Unrealized loss on foreign spot currency contracts	—		—		—		—		—		490
Investment advisory fees payable (Note 3)	189,178		94,815		16,587		19,053		14,513		25,339
Distribution fees payable (Note 4)	22,545		10,684		2,854		2,995		30,584		—
Shareholder Service fees payable (Note 4)	25,282		4,070		—		1,880		9,738		29
Administration fees payable	17,657		8,849		1,366		1,626		10,159		1,774
Directors’ fees payable	6,193		3,551		552		611		2,984		—
Chief compliance officer expenses payable	290		128		20		24		181		99
Cash overdraft	—		—		—		—		—		374,377
Accrued expenses and other payables	45,850		18,385		13,320		10,512		43,672		23,423
Total Liabilities	69,873,879		35,045,560		11,822,818		11,699,126		25,155,338		4,850,080

NET ASSETS	$303,776,594		$152,516,513		$23,873,110		$27,227,576		$175,759,219		$30,105,794

* Includes Market Value of Securities on Loan	$64,658,559		$33,556,400		$11,303,062		$11,303,675		$24,351,781		$4,315,072

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET ASSETS consist of:
Paid-in capital	$250,450,902	$146,704,842	$21,063,017	$25,302,848	$128,084,505	$(11,971,020)
Undistributed net investment income/(accumulated net investment loss)	334,120	532,231	(1,090)	(14,443)	1,709,982	480,043
Accumulated net realized gain/(loss) on investments sold, securities sold short and foreign currency transactions1	11,247,035	(8,333,280)	120,546	(1,158,230)	(42,401,843)	44,749,434
Net unrealized appreciation/(depreciation) of investments, securities sold short and other assets and liabilities denominated in foreign currencies1	41,744,537	13,612,720	2,690,637	3,097,401	88,366,575	(3,152,663)

NET ASSETS	$303,776,594	$152,516,513	$23,873,110	$27,227,576	$175,759,219	$30,105,794

Investments in securities, at cost (Note 2)	$264,594,350	$138,345,908	$21,175,403	$24,057,382	$87,246,860	$33,565,371
Cash collateral for securities on loan, at cost	66,318,438	34,189,871	11,639,687	11,588,079	24,991,940	4,424,549
Foreign currency, at cost	—	—	—	—	—	9,371

NET ASSETS:
Investment Class shares	$102,527,245	$52,200,944	$8,347,131	$11,509,722	$119,716,169	$149,880
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$201,249,349	$100,315,569	$15,525,979	$15,717,854	$54,674,101	$29,955,914
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$146	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,368,803	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

1	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in securities sold short.
†	For the Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
SHARES OUTSTANDING:
Investment Class shares	2,714,683	2,778,110	392,323	559,058	8,476,118		17,224
Institutional Class shares	5,136,347	5,324,314	697,218	754,887	3,870,644		3,422,932
Qualified Class shares	N/A	N/A	N/A	N/A	10		N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	97,168		N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$37.77	$18.79	$21.28	$20.59	$14.12		$8.70

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$39.18	$18.84	$22.27	$20.82	$14.13		$8.75

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$14.41	*	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$14.09		N/A

*	Difference in net asset value recalculation and net asset value stated is caused by rounding differences.
N/A — Not Applicable. Share classes currently not offered.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$1,745,638	$1,032,564	$41,370	$136,695	$1,728,178	$1,474,063
Interest	226	77	10	18	2,409	986
Income from Security Lending	36,241	10,412	17,139	5,764	32,056	20,792
Foreign taxes withheld	1,952	8,007	(24)	(258)	(107)	(32,831)
Total income	1,784,057	1,051,060	58,495	142,219	1,762,536	1,463,010

EXPENSES:
Investment advisory fee (Note 3)	919,662	353,090	62,889	76,018	85,218	539,063
Distribution (12b-1) fees (Note 4)
Investment Class	128,840	60,671	7,273	13,581	131,994	48,852
Horace Mann Class	N/A	N/A	N/A	N/A	2,332	N/A
Shareholder Service fees (Note 4)
Investment Class	60,011	6,789	2,976	3,401	32,208	7,580
Institutional Class	29,577	408	1,766	1,808	23,193	46
Administration and accounting fees (Note 3)	85,835	32,955	5,179	6,317	59,652	37,734
Directors' fees and expenses (Note 3)	19,906	7,536	1,194	1,437	13,930	9,348
Chief compliance officer expenses	688	264	42	50	477	309
Transfer agent fees (Note 3)	80,808	10,478	3,385	4,243	37,305	16,709
Professional fees	44,883	17,611	7,715	8,100	40,410	42,438
Printing fees	22,876	9,624	1,521	1,791	14,877	7,599
Registration and filing fees	21,611	16,636	14,475	14,594	23,635	18,810
Custodian fees (Note 3)	34,681	10,032	3,467	2,850	28,709	32,637
Dividend expense on securities sold short1	—	—	—	—	—	143,945
Interest expense for securities sold short1	—	—	—	—	—	116,333
Other	14,596	5,464	3,290	3,184	19,908	11,943
Total expenses	1,463,974	531,558	115,172	137,374	513,848	1,033,346
Fees waived by investment Adviser (Note 3)	—	—	(16,120)	(11,701)	—	(47,342)
Fees paid indirectly (Note 4)	(1,791)	(6,285)	(561)	(1,039)	(263)	(3,040)
Net expenses	1,462,183	525,273	98,491	124,634	513,585	982,964

Net investment income/(loss)	321,874	525,787	(39,996)	17,585	1,248,951	480,046

1	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in securities sold short.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments1	$9,764,465	$4,298,733	$458,250	$770,059	$2,262,817	$59,881,499
Securities sold short2	—	—	—	—	—	(6,764,407)
Foreign currency transactions	—	—	—	—	—	(21,212)
Net change in unrealized appreciation/(depreciation) on:
Investments	8,661,314	9,283,799	1,860,796	1,963,711	18,101,718	(43,095,787)
Securities sold short2	—	—	—	—	—	2,900,339
Other assets and liabilities denominated in foreign currencies	—	—	—	—	—	(1,325)

Net realized and unrealized gain on investments, securities sold short and foreign currencies	18,425,779	13,582,532	2,319,046	2,733,770	20,364,535	12,899,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,747,653	$14,108,319	$2,279,050	$2,751,355	$21,613,486	$13,379,153

1	Includes realized gain/(loss) as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
2	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in securities sold short.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income/(loss)	$321,874	$525,787	$(39,996)	$17,585	$1,248,951	$480,046
Net realized gain on investments and securities sold short1,2	9,764,465	4,298,733	458,250	770,059	2,262,817	53,095,880
Net change in unrealized appreciation/(depreciation) on investments and securities sold short2	8,661,314	9,283,799	1,860,796	1,963,711	18,101,718	(40,196,773)
Net increase in net assets resulting from operations	18,747,653	14,108,319	2,279,050	2,751,355	21,613,486	13,379,153

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Qualified Class shares	N/A	N/A	N/A	N/A	—	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	—	N/A
Net Realized Capital Gains:
InvestmenAt Class shares	—	—	—	—	—	—
Institutional Class shares	—	—	—	—	—	—
Total Distributions to Shareholders	—	—	—	—	—	—

CAPITAL STOCK TRANSACTIONS (DOLLARS)3:
Investment Class shares:
Shares sold	4,202,005	4,429,965	317,797	1,152,150	6,126,968	72,093
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(11,280,645)	(4,486,045)	(480,863)	(1,074,575)	(8,847,510)	(81,827,778)
Net increase/(decrease) in net assets from Investment Class share transactions	(7,078,640)	(56,080)	(163,066)	77,575	(2,720,542)	(81,755,685)

Institutional Class shares:
Shares sold	114,909,566	96,166,331	14,821,463	14,998,024	1,788,694	33,381,079
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(9,394,815)	(2,722,089)	(304,728)	(294,248)	(4,644,252)	(109,003,372)
Net increase/(decrease) in net assets from Institutional Class share transactions	105,514,751	93,444,242	14,516,735	14,703,776	(2,855,558)	(75,622,293)

1	Includes realized gain/(loss) as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
2	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in securities sold short.
3	Includes shares sold/shares redeemed as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	1	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	1	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	14,400	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(56,256)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(41,856)	N/A
Net increase/(decrease) in net assets from capital stock transactions	98,436,111	93,388,162	14,353,669	14,781,351	(5,617,955)	(157,377,978)
Net increase/(decrease) in net assets	117,183,764	107,496,481	16,632,719	17,532,706	15,995,531	(143,998,825)

NET ASSETS:
Beginning of period	186,592,830	45,020,032	7,240,391	9,694,870	159,763,688	174,104,619
End of period	$303,776,594	$152,516,513	$23,873,110	$27,227,576	$175,759,219	$30,105,794
Undistributed net investment income/(accumulated net investment loss) at end of period	$334,120	$532,231	$(1,090)	$(14,443)	$1,709,982	$480,043

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2013 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS1:
Investment Class shares:
Shares sold	113,507	249,959	16,267	59,790	444,955	2,009
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(305,278)	(259,716)	(24,026)	(54,811)	(651,581)	(8,973,646)
Net increase/(decrease) in Investment Class shares outstanding	(191,771)	(9,757)	(7,759)	4,979	(206,626)	(8,971,637)

Institutional Class shares:
Shares sold	2,992,197	5,421,113	710,320	766,003	130,846	3,463,385
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(241,385)	(147,160)	(13,894)	(14,176)	(338,687)	(11,862,502)
Net increase/(decrease) in Institutional Class shares outstanding	2,750,812	5,273,953	696,426	751,827	(207,841)	(8,399,117)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,059	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(4,124)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(3,065)	N/A

1	Includes shares sold/shares redeemed as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
OPERATIONS:
Net investment income	$623,377	$447,110	$38,710	$112,073	$2,701,456	$1,609,692
Net realized gain on investments and securities sold short	17,311,562	2,505,781	563,911	689,932	4,299,258	8,910,470
Net change in unrealized appreciation on investments and securities sold short	5,203,680	2,460,131	306,564	652,206	15,612,259	12,460,075
Net increase in net assets resulting from operations	23,138,619	5,413,022	909,185	1,454,211	22,612,973	22,980,237

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income:
Investment Class shares	(207,623)	(436,965)	—	(122,348)	(1,516,208)	(760,719)
Institutional Class shares	(414,871)	(9,553)	—	(754)	(820,042)	(1,293,440)
Qualified Class shares	N/A	N/A	N/A	N/A	(2)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(17,537)	N/A
Net Realized Capital Gains:
Investment Class shares	(3,063,311)	—	—	—	—	(1,929,117)
Institutional Class shares	(2,497,458)	—	—	—	—	(2,509,275)
Total Distributions to Shareholders	(6,183,263)	(446,518)	—	(123,102)	(2,353,789)	(6,492,551)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	11,793,130	13,519,969	786,424	1,624,892	11,067,308	63,126
Shares issued as reinvestment of distributions	3,172,026	420,868	—	118,798	1,464,906	2,687,099
Shares redeemed	(18,467,813)	(5,541,689)	(1,281,207)	(2,219,348)	(17,517,591)	(15,416,348)
Net increase/(decrease) in net assets from Investment Class share transactions	(3,502,657)	8,399,148	(494,783)	(475,658)	(4,985,377)	(12,666,123)

Institutional Class shares:
Shares sold	19,163,786	65,848	10,209	14,151	3,190,784	878,374
Shares issued as reinvestment of distributions	1,588,657	8,333	—	703	809,809	3,802,713
Shares redeemed	(16,685,654)	(161,013)	(10,419)	(52,016)	(10,400,423)	(7,533,378)
Net increase/(decrease) in net assets from Institutional Class share transactions	4,066,789	(86,832)	(210)	(37,162)	(6,399,830)	(2,852,291)

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Continued):
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	1	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	38,750	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	17,537	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(71,640)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(15,353)	N/A
Net increase/(decrease) in net assets from capital stock transactions	564,132	8,312,316	(494,993)	(512,820)	(11,400,559)	(15,518,414)
Net increase in net assets	17,519,488	13,278,820	414,192	818,289	8,858,625	969,272

NET ASSETS:
Beginning of year	169,073,342	31,741,212	6,826,199	8,876,581	150,905,063	173,135,347
End of year	$186,592,830	$45,020,032	$7,240,391	$9,694,870	$159,763,688	$174,104,619
Undistributed net investment income/(accumulated net investment loss) at end of year	$12,246	$6,444	$38,906	$(32,028)	$461,031	$(3)

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2012

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	331,181	883,883	45,393	97,624	917,410	7,296
Shares issued as reinvestment of distributions	92,654	26,996	—	6,951	119,878	322,809
Shares redeemed	(525,217)	(363,633)	(73,894)	(135,097)	(1,459,038)	(1,830,002)
Net increase/(decrease) in Investment Class shares outstanding	(101,382)	547,246	(28,501)	(30,522)	(421,750)	(1,499,897)

Institutional Class shares:
Shares sold	524,356	4,343	563	843	265,860	106,110
Shares issued as reinvestment of distributions	44,711	534	—	41	66,324	454,631
Shares redeemed	(457,410)	(10,396)	(560)	(3,206)	(854,070)	(886,522)
Net increase/(decrease) in Institutional Class shares outstanding	111,657	(5,519)	3	(2,322)	(521,886)	(325,781)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	—	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	—	N/A
Net increase/(decrease) in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	—	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,232	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,439	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(5,967)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(1,296)	N/A

N/A — Not Applicable. Share classes currently not offered.
Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$34.70		$31.54	$32.00	$26.88		$20.12	$35.34

Income/(loss) from investment operations:
Net investment income/(loss)1	0.01		0.07	(0.09)	0.01		0.00	(0.09)
Net realized and unrealized gain/(loss) on investments	3.06		4.24	(0.37)	5.12		6.76	(14.73)
Total from investment operations	3.07		4.31	(0.46)	5.13		6.76	(14.82)

Less distributions:
From net investment income	0.00		(0.07)	0.00	(0.01)		0.00	0.00
Return of capital	0.00		0.00	0.00	(0.00	)2	0.00	0.00
From capital gains	0.00		(1.08)	0.00	0.00		0.00	(0.40)
Total distributions	0.00		(1.15)	0.00	(0.01)		0.00	(0.40)

Net asset value, end of period	$37.77		$34.70	$31.54	$32.00		$26.88	$20.12

Total return	8.85	%3	13.72%	(1.44)%	19.10%		33.60%	(41.88)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$102,527		$100,853	$94,872	$111,904		$116,799	$118,683
Operating expenses including reimbursement/fees paid indirectly	1.38	%4	1.39%	1.41%	1.42%		1.43%	1.43%
Operating expenses excluding reimbursement/fees paid indirectly5	1.39	%4	1.39%	1.41%	1.42%		1.43%	1.43%
Net investment income/(loss)	0.06	%4	0.20%	(0.27)%	0.04%		(0.02)%	(0.31)%
Portfolio turnover rate	40	%3	71%	104%	167%		84%	178%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.38%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$35.94		$32.63	$32.99	$27.70		$20.72	$36.25

Income/(loss) from investment operations:
Net investment income1	0.08		0.18	0.03	0.12		0.08	0.02
Net realized and unrealized gain/(loss) on investments	3.16		4.38	(0.39)	5.30		6.98	(15.15)
Total from investment operations	3.24		4.56	(0.36)	5.42		7.06	(15.13)

Less distributions:
From net investment income	0.00		(0.17)	0.00	(0.13)		(0.08)	0.00
Return of capital	0.00		0.00	0.00	(0.00	)2	0.00	0.00
From capital gains	0.00		(1.08)	0.00	0.00		0.00	(0.40)
Total distributions	0.00		(1.25)	0.00	(0.13)		(0.08)	(0.40)

Net asset value, end of period	$39.18		$35.94	$32.63	$32.99		$27.70	$20.72

Total return	9.02	%3	14.04%	(1.09)%	19.55%		34.07%	(41.70)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$201,249		$85,740	$74,201	$82,007		$89,049	$81,680
Operating expenses including reimbursement/fees paid indirectly	1.05	%4	1.11%	1.05%	1.05%		1.09%	1.06%
Operating expenses excluding reimbursement/fees paid indirectly5	1.06	%4	1.11%	1.05%	1.05%		1.09%	1.06%
Net investment income	0.41	%4	0.50%	0.09%	0.40%		0.33%	0.07%
Portfolio turnover rate	40	%3	71%	104%	167%		84%	178%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.05%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$15.86		$13.82	$14.42	$12.78		$10.02	$17.51

Income/(loss) from investment operations:
Net investment income1	0.08		0.17	0.11	0.07		0.08	0.17
Net realized and unrealized gain/(loss) on investments	2.85		2.03	(0.59)	1.64		2.77	(7.45)
Total from investment operations	2.93		2.20	(0.48)	1.71		2.85	(7.28)

Less distributions:
From net investment income	0.00		(0.16)	(0.12)	(0.07)		(0.09)	(0.21)
Return of capital	0.00		0.00	0.00	(0.00	)2	0.00	0.00	2
From capital gains	0.00		0.00	0.00	0.00		0.00	0.00	2
Total distributions	0.00		(0.16)	(0.12)	(0.07)		(0.09)	(0.21)

Net asset value, end of period	$18.79		$15.86	$13.82	$14.42		$12.78	$10.02

Total return	18.47	%3	15.92%	(3.36)%	13.40%		28.48%	(41.55)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,201		$44,220	$30,968	$33,887		$30,677	$24,791
Operating expenses including reimbursement/fees paid indirectly	1.28	%4	1.35%	1.39%	1.39%		1.48%	1.49%
Operating expenses excluding reimbursement/fees paid indirectly5	1.29	%4	1.36%	1.39%	1.39%		1.48%	1.49%
Net investment income	0.94	%4	1.12%	0.77%	0.54%		0.75%	1.22%
Portfolio turnover rate	83	%3	97%	140%	140%		188%	183%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.28%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$15.89	$13.84	$14.44	$12.79	$10.01	$17.49

Income/(loss) from investment operations:
Net investment income1	0.12	0.20	0.16	0.08	0.10	0.20
Net realized and unrealized gain/(loss) on investments	2.83	2.04	(0.58)	1.66	2.76	(7.45)
Total from investment operations	2.95	2.24	(0.42)	1.74	2.86	(7.25)

Less distributions:
From net investment income	0.00	(0.19)	(0.18)	(0.09)	(0.08)	(0.23)
Return of capital	0.00	0.00	0.00	(0.00	)2	0.00	0.00
From capital gains	0.00	0.00	0.00	0.00	0.00	0.00	2
Total distributions	0.00	(0.19)	(0.18)	(0.09)	(0.08)	(0.23)

Net asset value, end of period	$18.84	$15.89	$13.84	$14.44	$12.79	$10.01

Total return	18.57	%3	16.18%	(2.95)%	13.57%	28.60%	(41.41)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$100,316	$800	$773	$1,105	$1,461	$4,736
Operating expenses including reimbursement/fees paid indirectly	0.94	%4	1.14%	1.00%	1.27%	1.36%	1.30%
Operating expenses excluding reimbursement/fees paid indirectly5	0.96	%4	1.15%	1.16%	1.27%	1.36%	1.30%
Net investment income	1.31	%4	1.32%	1.13%	0.65%	0.97%	1.34%
Portfolio turnover rate	83	%3	97%	140%	140%	188%	183%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 0.95%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$18.06	$15.90	$15.95	$12.64	$9.70	$16.94

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.05)	0.09	(0.14)	(0.05)	(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments	3.27	2.07	0.09	2	3.36	3.02	(6.56)
Total from investment operations	3.22	2.16	(0.05)	3.31	2.94	(6.66)

Less distributions:
From capital gains	0.00	0.00	0.00	0.00	0.00	(0.58)
Total distributions	0.00	0.00	0.00	0.00	0.00	(0.58)

Net asset value, end of period	$21.28	$18.06	$15.90	$15.95	$12.64	$9.70

Total return	17.83	%3	13.58%	(0.31)%	26.19%	30.31%	(39.13)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,347	$7,225	$6,813	$7,521	$6,513	$5,273
Operating expenses including reimbursement/waiver and fees paid indirectly	1.43	%4	1.47%	1.50%	1.45%	1.50%	1.47%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.77	%4	1.97%	2.02%	2.18%	2.41%	2.07%
Net investment income/(loss)	(0.54	)%4	0.55%	(0.85)%	(0.41)%	(0.74)%	(0.66)%
Portfolio turnover rate	48	%3	99%	177%	83%	98%	87%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013 excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.76%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$18.89	$16.60	$16.61	$13.12	$10.03	$17.50

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.06)	0.11	(0.12)	(0.01)	(0.04)	(0.06)
Net realized and unrealized gain/(loss) on investments	3.44	2.18	0.11	2	3.50	3.13	(6.83)
Total from investment operations	3.38	2.29	(0.01)	3.49	3.09	(6.89)

Less distributions:
From capital gains	0.00	0.00	0.00	0.00	0.00	(0.58)
Total distributions	0.00	0.00	0.00	0.00	0.00	(0.58)

Net asset value, end of period	$22.27	$18.89	$16.60	$16.61	$13.12	$10.03

Total return	17.89	%3	13.80%	(0.06)%	26.60%	30.81%	(39.17)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,526	$15	$13	$179	$135	$154
Operating expenses including reimbursement/waiver and fees paid indirectly	1.22	%4	1.28%	1.23%	1.15%	1.18%	1.24%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.31	%4	1.79%	1.69%	1.87%	2.09%	1.78%
Net investment income/(loss)	(0.54	)%4	0.60%	(0.68)%	(0.09)%	(0.43)%	(0.39)%
Portfolio turnover rate	48	%3	99%	177%	83%	98%	87%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
The amount shown for a share outstanding throughout the year ended December 31, 2011, does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.

3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.30%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$17.40	$15.04	$16.34	$13.32	$10.93	$16.49

Income/(loss) from investment operations:
Net investment income1	0.02	0.20	0.00	0.12	0.05	0.09
Net realized and unrealized gain/(loss) on investments	3.17	2.38	(1.23)	3.02	2.44	(5.51)
Total from investment operations	3.19	2.58	(1.23)	3.14	2.49	(5.42)

Less distributions:
From net investment income	0.00	(0.22)	(0.07)	(0.12)	(0.10)	(0.14)
From capital gains	0.00	0.00	0.00	0.00	0.00	0.00	2
Total distributions	0.00	(0.22)	(0.07)	(0.12)	(0.10)	(0.14)

Net asset value, end of period	$20.59	$17.40	$15.04	$16.34	$13.32	$10.93

Total return	18.33	%3	17.20%	(7.54)%	23.60%	22.81%	(32.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,510	$9,641	$8,795	$13,754	$9,511	$8,211
Operating expenses including reimbursement/waiver and fees paid indirectly	1.49	%4	1.49%	1.50%	1.50%	1.50%	1.34%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.70	%4	1.84%	1.90%	1.87%	2.01%	1.94%
Net investment income/(loss)	0.16	%4	1.24%	(0.02)%	0.82%	0.49%	0.62%
Portfolio turnover rate	32	%3	68%	118%	89%	61%	83%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share
3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.69%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$17.58	$15.19	$16.51	$13.45	$11.02	$16.61

Income/(loss) from investment operations:
Net investment income1	0.03	0.22	0.09	0.14	0.07	0.12
Net realized and unrealized gain/(loss) on investments	3.21	2.42	(1.24)	3.06	2.48	(5.51)
Total from investment operations	3.24	2.64	(1.15)	3.20	2.55	(5.39)

Less distributions:
From net investment income	0.00	(0.25)	(0.17)	(0.14)	(0.12)	(0.20)
From capital gains	0.00	0.00	0.00	0.00	0.00	0.00	2
Total distributions	0.00	(0.25)	(0.17)	(0.14)	(0.12)	(0.20)

Net asset value, end of period	$20.82	$17.58	$15.19	$16.51	$13.45	$11.02

Total return	18.43	%3	17.41%	(6.95)%	23.80%	23.11%	(32.37)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,718	$54	$82	$156	$170	$441
Operating expenses including reimbursement/waiver and fees paid indirectly	1.24	%4	1.31%	0.94%	1.29%	1.30%	1.00%
Operating expenses excluding reimbursement/waiver and fees paid indirectly5	1.27	%4	1.66%	1.64%	1.67%	1.71%	1.61%
Net investment income	0.25	%4	1.33%	0.53%	0.96%	0.65%	0.82%
Portfolio turnover rate	32	%3	68%	118%	89%	61%	83%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not Annualized.
4	Annualized.
5
The ratio of operating expenses excluding reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 1.26%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$12.43		$10.93	$11.05	$9.61	$7.67	$12.42

Income/(loss) from investment operations:
Net investment income1	0.10		0.19	0.14	0.13	0.11	0.15
Net realized and unrealized gain/(loss) on investments	1.59		1.49	(0.12)	1.45	1.96	(4.77)
Total from investment operations	1.69		1.68	0.02	1.58	2.07	(4.62)

Less distributions:
From net investment income	0.00		(0.18)	(0.14)	(0.14)	(0.13)	(0.13)
Total distributions	0.00		(0.18)	(0.14)	(0.14)	(0.13)	(0.13)

Net asset value, end of period	$14.12		$12.43	$10.93	$11.05	$9.61	$7.67

Total return	13.60	%2	15.36%	0.21%	16.44%	26.98%	(37.11)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$119,716		$107,888	$99,545	$105,019	$109,304	$98,032
Operating expenses including reimbursement/fees paid indirectly	0.67	%3	0.70%	0.74%	0.72%	0.77%	0.78%
Operating expenses excluding reimbursement/fees paid indirectly	0.67	%3	0.70%	0.74%	0.72%	0.77%	0.78%
Net investment income	1.40	%3	1.61%	1.22%	1.26%	1.36%	1.48%
Portfolio turnover rate	0	%2,4	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not Annualized.
3	Annualized.
4	Less than 0.10%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$12.41		$10.92	$11.04	$9.60	$7.67	$12.41

Income/(loss) from investment operations:
Net investment income1	0.11		0.22	0.16	0.15	0.13	0.17
Net realized and unrealized gain/(loss) on investments	1.61		1.47	(0.11)	1.45	1.95	(4.76)
Total from investment operations	1.72		1.69	0.05	1.60	2.08	(4.59)

Less distributions:
From net investment income	0.00		(0.20)	(0.17)	(0.16)	(0.15)	(0.15)
Total distributions	0.00		(0.20)	(0.17)	(0.16)	(0.15)	(0.15)

Net asset value, end of period	$14.13		$12.41	$10.92	$11.04	$9.60	$7.67

Total return	13.86	%2	15.54%	0.43%	16.71%	27.10%	(36.95)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,674		$50,633	$50,252	$53,415	$66,764	$55,088
Operating expenses including reimbursement/fees paid indirectly	0.47	%3	0.47%	0.53%	0.50%	0.54%	0.59%
Operating expenses excluding reimbursement/fees paid indirectly	0.47	%3	0.47%	0.53%	0.50%	0.54%	0.59%
Net investment income	1.60	%3	1.84%	1.43%	1.48%	1.59%	1.62%
Portfolio turnover rate	0	%2,4	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not Annualized.
3	Annualized.
4	Less than 0.10%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Qualified Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$12.64	$11.09	$11.03	$9.59	$7.67	$12.42

Income/(loss) from investment operations:
Net investment income1	0.14	0.26	0.14	0.13	0.12	0.15
Net realized and unrealized gain/(loss) on investments	1.63	1.50	(0.08)	1.46	1.95	(4.76)
Total from investment operations	1.77	1.76	0.06	1.59	2.07	(4.61)

Less distributions:
From net investment income	0.00	(0.21)	0.00	(0.15)	(0.15)	(0.14)
Total distributions	0.00	(0.21)	0.00	(0.15)	(0.15)	(0.14)

Net asset value, end of period	$14.41	$12.64	$11.09	$11.03	$9.59	$7.67

Total return	14.00	%3,4	15.93	%3	0.54%	16.56%	26.91%	(37.09)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$—	2	$—	2	$—	2	$714	$614	$431
Operating expenses including reimbursement/fees paid indirectly	0.00	%3	0.00	%3	0.65%	0.66%	0.61%	0.84%
Operating expenses excluding reimbursement/fees paid indirectly	0.00	%3	0.00	%3	0.65%	0.66%	0.61%	0.84%
Net investment income	1.99	%5	2.16%	1.21%	1.32%	1.51%	1.40%
Portfolio turnover rate	0	%4,6	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amounts designated as "—" have been rounded to 0.
3	Results not considered meaningful due to low level of assets.
4	Not annualized.
5	Annualized.
6	Less than 0.10%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Horace Mann Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$12.40		$10.91	$11.02	$9.59	$7.66	$12.38

Income/(loss) from investment operations:
Net investment income1	0.09		0.19	0.13	0.13	0.11	0.15
Net realized and unrealized gain/(loss) on investments	1.60		1.48	(0.10)	1.44	1.95	(4.75)
Total from investment operations	1.69		1.67	0.03	1.57	2.06	(4.60)

Less distributions:
From net investment income	0.00		(0.18)	(0.14)	(0.14)	(0.13)	(0.12)
Total distributions	0.00		(0.18)	(0.14)	(0.14)	(0.13)	(0.12)

Net asset value, end of period	$14.09		$12.40	$10.91	$11.02	$9.59	$7.66

Total return	13.63	%2	15.31%	0.25%	16.39%	26.85%	(37.08)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,369		$1,243	$1,108	$1,204	$1,111	$952
Operating expenses including reimbursement/fees paid indirectly	0.73	%3	0.69%	0.78%	0.72%	0.80%	0.82%
Operating expenses excluding reimbursement/fees paid indirectly	0.73	%3	0.69%	0.78%	0.72%	0.80%	0.82%
Net investment income	1.34	%3	1.62%	1.17%	1.26%	1.34%	1.41%
Portfolio turnover rate	0	%3,4	2%	9%	2%	57%	52%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not Annualized.
3	Annualized.
4	Less than 0.10%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2013 (Unaudited)	Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$8.34	$7.63	$8.09	$7.37	$6.23	$10.12

Income/(loss) from investment operations:
Net investment income1	0.02	0.06	0.00	2	0.00	2	0.04	0.02
Net realized and unrealized gain/(loss) on investments	0.34	0.96	(0.19)	0.84	1.13	(3.90)
Total from investment operations	0.36	1.02	(0.19)	0.84	1.17	(3.88)

Less distributions:
From net investment income	0.00	(0.09)	(0.06)	(0.04)	(0.03)	(0.01)
From capital gains	0.00	(0.22)	(0.21)	(0.08)	0.00	0.00
Total distributions	0.00	(0.31)	(0.27)	(0.12)	(0.03)	(0.01)

Net asset value, end of period	$8.70	$8.34	$7.63	$8.09	$7.37	$6.23

Total return	4.32	%3	13.36%	(2.28)%	11.47%	18.73%	(38.31)%

Ratios to average net assets/supplemental data4:
Net assets, end of period (in 000’s)	$150	$74,999	$80,004	$91,641	$93,553	$36,356
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly5	1.98	%6	2.24%	2.27%	2.19%	2.17%	2.70%
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver and fees paid indirectly5,7	2.03	%6	2.29%	2.33%	2.23%	2.33%	3.79%
Net investment income	0.38	%6	0.77%	0.06%	0.05%	0.61%	0.20%
Portfolio turnover rate	212	%3	45%	134%	283%	289%	175%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Amount is less than $0.01 per share.
3	Not Annualized.
4
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.50% for each of the last five years.

5	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in securities sold short.
6	Annualized.
7
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included the ratio would have been 2.02%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2013 (Unaudited)		Year Ended 12/31/2012	Year Ended 12/31/2011	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Net asset value, beginning of period	$8.38		$7.67	$8.14	$7.41	$6.25	$10.12

Income/(loss) from investment operations:
Net investment income1	0.05		0.09	0.02	0.02	0.06	0.04
Net realized and unrealized gain/(loss) on investments	0.32		0.95	(0.20)	0.85	1.14	(3.89)
Total from investment operations	0.37		1.04	(0.18)	0.87	1.20	(3.85)

Less distributions:
From net investment income	0.00		(0.11)	(0.08)	(0.06)	(0.04)	(0.02)
From capital gains	0.00		(0.22)	(0.21)	(0.08)	0.00	0.00
Total distributions	0.00		(0.33)	(0.29)	(0.14)	(0.04)	(0.02)

Net asset value, end of period	$8.75		$8.38	$7.67	$8.14	$7.41	$6.25

Total return	4.42	%2	13.63%	(2.11)%	11.82%	19.14%	(38.09)%

Ratios to average net assets/supplemental data3:
Net assets, end of period (in 000’s)	$29,956		$99,106	$93,132	$103,526	$110,064	$24,617
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver and fees paid indirectly4	1.74	%5	1.99%	2.02%	1.94%	1.92%	2.41%
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/ waiver and fees paid indirectly4,6	1.85	%5	2.01%	2.05%	1.96%	2.03%	3.50%
Net investment income	1.18	%5	1.03%	0.32%	0.30%	0.85%	0.49%
Portfolio turnover rate	212	%2	45%	134%	283%	289%	175%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2	Not Annualized.
3
The operating expense ratios reflect the expenses related to investing in securities sold short. Had these expenses been excluded, the expense ratio (after waiver and fees paid indirectly) would have been 1.25% for each of the last five years.

4	Effective April 2, 2013, the Wilshire International Equity Fund no longer engages in securities sold short.
5	Annualized.
6
The ratio of operating expenses including dividends and rebates on securities sold short and interest expense, before reimbursement/waiver for the six months ended June 30, 2013, excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.84%.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2013 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund (formerly the Wilshire Large Cap Core Plus Fund) (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

The Wilshire International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2013, there have been no significant changes to the Portfolios’ fair value methodologies.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments and/or Schedule of Investments, as applicable.

Securities sold short – During the six month period ended June 30, 2013, the Wilshire International Equity Fund engaged in short selling. To complete a short sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security,

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

As of June 30, 2013, the Portfolio did not hold any securities sold short.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Foreign currency transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Expense policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and the Adviser, Wilshire charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for the Large Company Growth Portfolio and Large Company Value Portfolio, 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for the Small Company Growth Portfolio and Small Company Value Portfolio, 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for the Wilshire 5000 IndexSM Fund and 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for the Wilshire International Equity Fund. Wilshire has entered into contractual expense limitation agreements with the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund to waive a portion of its management fees to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2014. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire waived the expenses if the recoupment does not exceed the existing expense limitation. At June 30, 2013, the amounts of waivers subject to recoupment for Wilshire International Equity Fund were $47,342 expiring in 2016, $48,140 expiring in 2015, $75,863 expiring in 2014, $63,981, expiring in 2013. As of June 30, 2013, Wilshire had not recouped any management fees previously waived.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, Wilshire waived advisory fees as follows:

Portfolio	Fees Waived	Fees Recouped
Small Company Growth Portfolio	$16,120	N/A
Small Company Value Portfolio	11,701	N/A
Wilshire International Equity Fund	47,342	N/A

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), PanAgora Asset Management, Inc. (“PanAgora”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P. (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), and Thomas White International Ltd. (“Thomas White”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. L.A. Capital, Pzena and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. PanAgora and Thomas White each manage a portion of the Wilshire International Equity Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company are affiliated with and receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $8,000 and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain services provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six months ended June 30, 2013, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio and

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Wilshire International Equity was 0.25% of the respective average net assets of each Portfolio. For the six months ended June 30, 2013, the distribution and services fee expenses incurred for Investment Class Shares of the Small Company Growth Portfolio was 0.18% of its respective average net assets. For the six months ended June 30, 2013, the distribution and services fee expenses incurred for Investment Class Shares of the Wilshire 5000 IndexSM Fund was 0.23% of its respective average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the six months ended June 30, 2013, the shareholder services and distribution fees for the Horace Mann Class Shares were 0.35% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the average net assets of each class. For the six months ended June 30, 2013, the net shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.12%	0.04%
Large Company Value Portfolio	0.03%	0.00%
Small Company Growth Portfolio	0.07%	0.05%
Small Company Value Portfolio	0.06%	0.05%
Wilshire 5000 IndexSM Fund	0.06%	0.09%
Wilshire International Equity Fund	0.04%	0.00%

The Directors of the Company have adopted a shareholder services plan with respect to the Qualified Class Shares of the Wilshire 5000 IndexSM Fund which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2013, there were no shareholder service provider fees for the Qualified Class Shares.

Fees paid indirectly – The Company has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to the Distributor are used to reduce the Portfolios’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Portfolios’ commissions.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Such commissions rebated to the Portfolios for the six months ended June 30, 2013 were as follows:

Wilshire Large Company Growth Portfolio	$1,791
Wilshire Large Company Value Portfolio	6,285
Wilshire Small Company Growth Portfolio	561
Wilshire Small Company Value Portfolio	1,039
Wilshire 5000 IndexSM Fund	263
Wilshire International Equity Fund	3,040

5. Securities Transactions.

For the six months ended June 30, 2013, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$194,125,411	$96,131,105
Large Company Value Portfolio	167,715,689	75,803,246
Small Company Growth Portfolio	20,854,398	6,832,671
Small Company Value Portfolio	19,781,869	5,566,348
Wilshire 5000 IndexSM Fund	81,846	4,835,442
Wilshire International Equity Fund	258,313,174	452,586,898

For Wilshire International Equity Fund, short sales and purchases to cover were $51,599,914 and $12,396,184, respectively.

6. Securities Lending.

The Portfolios may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2013 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2013, $66,318,438, $34,189,871, $11,639,687, $11,588,079, $24,991,940, and $4,424,549 of this cash equivalent represents the collateral received for securities on loan in the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and the Wilshire Interntional Equity Fund, respectively.

7. Significant Shareholder Activity.

On June 30, 2013, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	73%
Large Company Value Portfolio (2 omnibus shareholder)	82%
Small Company Growth Portfolio (2 omnibus shareholders)	61%
Small Company Value Portfolio (3 omnibus shareholders)	75%
Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	53%
Wilshire International Equity Fund (5 omnibus shareholders)	91%

8. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

Under current tax law, capital and specified losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2012, the following Portfolio had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Wilshire International Equity Fund	$1,420,454

The federal tax cost, unrealized appreciation and depreciation at June 30, 2013 for each Portfolio are as follows:

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$330,912,788	$46,052,216	$(4,307,679)	$41,744,537
Large Company Value Portfolio	172,535,779	15,234,245	(1,621,525)	13,612,720
Small Company Growth Portfolio	32,815,090	3,091,025	(400,388)	2,690,637
Small Company Value Portfolio	35,645,461	3,521,645	(424,244)	3,097,401
Wilshire 5000 IndexSM Fund	112,238,800	92,444,590	(4,078,015)	88,366,575
Wilshire International Equity Fund	37,989,920	586,570	(3,737,908)	(3,151,338)

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and investment in passive foreign investment companies, straddles, constructive sales and 263(h) reclassifications.

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2012, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2013	2016	2017	2018
Large Company Growth Portfolio	$—	$—	$—	$—
Large Company Value Portfolio	—	4,967,113	6,732,491	—
Small Company Growth Portfolio	—	—	314,984	—
Small Company Value Portfolio	—	—	1,913,980	—
Wilshire 5000 IndexSM Fund	108,266	9,735,193	30,139,484	2,464

During the year ended December 31, 2012, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire 5000 IndexSM Fund utilized capital loss carryforwards of $8,205,794, $2,478,884, $561,132, $650,114, and $3,529,176, respectively, to offset capital gains. For the year ended December 31, 2012, the Wilshire 5000 IndexSM Fund had pre-enactment RIC Modernization capital losses expire of $1,980,596.

The tax character of distributions declared during the years ended December 31, 2012 and 2011 were as follows:

Portfolio	2012 Ordinary Income	2012 Capital Gains	2012 Return of Capital	2011 Ordinary Income	2011 Capital Gains	2011 Return of Capital
Large Company Growth Portfolio	$622,494	$5,560,769	$—	$—	$—	$—
Large Company Value Portfolio	446,518	—	—	266,100	—	708
Small Company Growth Portfolio	—	—	—	—	—	—
Small Company Value Portfolio	123,102	—	—	40,413	—	—
Wilshire 5000 IndexSM Fund	2,353,789	—	—	2,077,943	—	—
Wilshire International Equity Fund	1,718,664	4,773,887	—	4,135,949	2,022,548	—

At December 31, 2012, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund
Undistributed ordinary income	$12,246	$6,459	$42,276	$12,445	$461,743	$—
Undistributed long-term capital gain	3,138,168	—	—	—	—	1,031,307
Capital loss carryforwards	—	(11,699,604)	(314,984)	(1,913,980)	(39,985,407)	—
Post October losses	—	—	—	—	—	(1,420,454)
Unrealized appreciation	31,427,625	3,396,498	803,752	1,074,905	65,584,892	29,086,808
Other temporary differences	—	(1)	(1)	3	—	—
Total distributable earnings/ (accumulated losses)	$34,578,039	$(8,296,648)	$531,043	$(826,627)	$26,061,228	$28,697,661

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

9. In-Kind Transfers.

During the six months ended June 30, 2013, the Porfolios issued and redeemed shares of common stock through affiliated in-kind transfers of investment securities and cash. The securities were transferred at their current value on the date of such transactions.

Receiving Portfolio	Contributing Portfolio	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued/ (Redemed)	Realized Gain/ (Loss) Earned from Contributing Portfolio
Large Company Growth Portfolio	VIT Equity Fund	4/8/2013	$64,025,634	$1,097,110	$65,122,744	1,695,627	$2,590,858
Large Company Growth Portfolio	VIT Balanced Fund	4/8/2013	29,580,794	1,017,251	30,598,045	796,693	(251,486)
Large Company Value Portfolio	VIT Equity Fund	4/8/2013	64,037,268	1,432,638	65,469,906	3,690,691	3,344,532
Large Company Value Portfolio	VIT Balanced Fund	4/8/2013	29,678,783	1,016,141	30,694,924	1,730,344	(122,322)
Small Company Growth Portfolio	VIT Small Cap Fund	4/8/2013	6,996,577	167,384	7,163,961	343,333	1,035,447
Small Company Growth Portfolio	VIT Balanced Fund	4/8/2013	7,279,152	378,324	7,657,476	366,985	(82,358)
Small Company Value Portfolio	VIT Small Cap Fund	4/8/2013	6,862,541	367,373	7,229,914	369,257	104,637
Small Company Value Portfolio	VIT Balanced Fund	4/8/2013	7,139,924	628,186	7,768,110	396,745	15,070
Wilshire International Equity Fund	VIT International Equity Fund	4/2/2013	5,931,173	—	5,931,173	645,387	(1,951,869)
Wilshire International Equity Fund	VIT Balanced Fund	4/3/2013	—	25,551,553	25,551,553	2,817,958	—
VIT Equity Fund	Wilshire International Equity Fund	4/2/2013	108,142,870	279,665	108,422,535	(11,797,754)	22,029,945
VIT Balanced Fund	Wilshire International Equity Fund	4/2/2013	77,077,919	212,167	77,290,086	(8,455,321)	25,597,135

VIT - Wilshire Variable Insurance Trust

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2013 (Unaudited)

10. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Foreign security risk – The Wilshire International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

12. Contingencies.

The Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws, respectively. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

13. Recent Accounting Pronouncement.

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services - Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Portfolios’ financial statements.

14. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements

During the six months ended June 30, 2013, the Board of Directors (the “Board”) of Wilshire Mutual Funds, Inc. (the “Company”) approved new subadvisory agreements between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and each of the following subadvisers: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) with respect to the Large Company Value Portfolio and PanAgora Asset Management, Inc. (“PanAgora”) and Thomas White International Ltd. (“Thomas White”) with respect to the Wilshire International Equity Fund. In the following text, the subadvisers are referred to as “Subadvisers” and the subadvisory agreements between Wilshire and each Subadviser are referred to as “Subadvisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Subadvisory Agreements. In connection with its deliberations regarding these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadvisers under the subadvisory arrangements; the profits to be realized by the Subadvisers; the extent to which the Subadviser may realize economies of scale as a Fund grows; and whether any fall-out benefits would be realized by the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Directors who are not “interested persons” of the Company, as defined in the Investment Company Act of 1940 (the “Independent Directors”), discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Directors. In deciding to approve the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded, after reviewing the various factors, in favor of such approval.

Information Received

The Directors received information from the Adviser regarding the factors underlying the recommendations to approve the Subadvisory Agreement in advance of the meeting. The Directors considered each Subadviser’s investment performance in managing investment products similar to the applicable Fund. The Directors also reviewed information from each Subadviser that they received in connection with contract renewal in August of 2012 describing: (i) the nature, extent and quality of services to be provided, (ii) the financial condition of the Subadviser, (iii) the extent to which economies of scale will be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services to be rendered and amounts paid by other registered investment companies and any comparable clients, and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Nature, Extent and Quality of Services

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements - (Continued)

of each Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services and recommended that each Subadvisory Agreement for each Fund be approved.

The Board reviewed information comparing each Subadviser’s gross investment performance for managing investment products similar to the Fund to a relevant benchmark and considered the Subadviser’s experience and record in managing other funds managed by the Adviser. Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement with LA Capital, noting that LA Capital outperformed the Fund’s benchmark for the annualized one-, five- and ten-year periods ended December 31, 2012, and therefore performance was satisfactory. The Board determined to approve the Subadvisory Agreement with Thomas White, noting that it outperformed the MSCI ACWI Ex USA Index for the annualized one-, three-, five- and ten-year periods ended December 31, 2012. The Board also concluded that the investment performance of PanAgora, met or exceeded acceptable levels of investment performance relative to the MSCI EAFE Index for the annualized one-, three-, five- and ten-year periods ended December 31, 2012, and therefore, was satisfactory.

Subadvisory Fees

The Board considered each Fund’s subadvisory fee. The Board evaluated the competitiveness of the subadvisory fee based upon data previously supplied by the Subadviser about the fees charged to other clients. The Board considered that the subadvisory fee rate was negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates each Subadviser from its fees and that the aggregate advisory fee was deemed reasonable by the Board. Based upon all of the above, the Board determined that the subadvisory fee for each Fund was reasonable.

Profitability

The Board noted that the Adviser compensates each Subadviser from its own advisory fee and that the fee was negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenue to each Subadviser would be limited due to the size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fee reflects such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser. The Board considered each Subadviser’s soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fee charged under each Subadvisory Agreement was reasonable.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreements - (Continued)

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of each Fund.

Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

[This page intentionally left blank]

[This page intentionally left blank]

Wilshire Mutual Funds
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
http://advisor.wilshire.com

WIL-SA-004-0100

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire International Equity Fund, Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below.

(b)	Not applicable

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK — 99.1%††
Consumer Discretionary — 20.5%
20,512	Amazon.com, Inc.	$5,695,977
5,780	AutoNation, Inc.†(a)	250,794
489	AutoZone, Inc.†	207,184
4,190	Big Lots, Inc.	132,110
9,981	Brinker International, Inc.(a)	393,551
38,182	Burberry Group PLC ADR	1,573,099
37,402	Cablevision Systems Corp., Class A(a)	629,102
4,346	Carnival Corp.	149,024
5,785	Charter Communications, Inc., Class A(a)	716,472
3,225	Chipotle Mexican Grill, Inc., Class A	1,175,029
54,534	Comcast Corp., Class A	2,283,884
7,623	Darden Restaurants, Inc.(a)	384,809
3,377	Delphi Automotive PLC	171,180
48,262	Dick's Sporting Goods, Inc.(a)	2,415,996
14,326	DIRECTV†	882,768
6,584	Discovery Communications, Inc., Class C†	458,641
3,727	Discovery Communications, Inc., Class A†(a)	287,762
19,195	DISH Network Corp., Class A	816,171
18,488	Dollar General Corp.	932,350
5,910	Dunkin' Brands Group, Inc.	253,066
7,680	Expedia, Inc.(a)	461,952
8,160	Gannett Co., Inc.	199,594
29,180	Goodyear Tire & Rubber Co. (The)	446,162
8,130	H&R Block, Inc.	225,608
2,360	Harley-Davidson, Inc.	129,375
21,521	Home Depot, Inc. (The)	1,667,232
9,580	Hyatt Hotels Corp., Class A†	386,649
16,010	International Game Technology	267,527
16,460	Jarden Corp.†	720,125
9,340	John Wiley & Sons, Inc., Class A(a)	374,441
58,944	Johnson Controls, Inc.	2,109,606
7,304	L Brands, Inc.	359,722
12,620	Lamar Advertising Co., Class A	547,708
11,115	Liberty Global PLC, Class A†	823,407
1,660	Liberty Global PLC†	112,698
34,873	Liberty Interactive Corp., Class A†	802,428
4,060	Lowe's Cos., Inc.	166,054
8,323	Marriott International, Inc., Class A	335,999
6,304	Mattel, Inc.	285,634
14,035	McDonald's Corp.	1,389,465
44,607	Michael Kors Holdings, Ltd.(a)	2,766,526
1,110	Netflix, Inc.(a)	234,310
8,033	News Corp., Class A	261,876
40,056	NIKE, Inc., Class B(a)	2,550,766
3,303	Nordstrom, Inc.	197,982
9,781	Omnicom Group, Inc.(a)	614,931
2,748	PetSmart, Inc.(a)	184,089
1,828	Polaris Industries, Inc.(a)	173,660
3,824	priceline.com, Inc.†(a)	3,162,945
13,970	PulteGroup, Inc.(a)	265,011
1,530	PVH Corp.	191,327
14,581	Ralph Lauren Corp., Class A	2,533,303
6,414	Scripps Networks Interactive, Inc., Class A(a)	428,199
9,240	Service Corp. International	166,597
11,485	Shutterfly, Inc.(a)	640,748
110,187	Sirius XM Radio, Inc.(a)	369,126
44,417	Starbucks Corp.	2,908,869
2,648	Starwood Hotels & Resorts Worldwide, Inc.	167,327
6,260	Tempur Sealy International, Inc.	274,814

Shares		Value
Consumer Discretionary (continued)
13,501	Time Warner Cable, Inc., Class A	$1,518,592
2,238	Time Warner, Inc.	129,401
43,730	TJX Cos., Inc.(a)	2,189,124
5,700	Toll Brothers, Inc.†(a)	185,991
16,525	Tractor Supply Co.(a)	1,943,505
1,239	VF Corp.(a)	239,201
8,123	Viacom, Inc., Class B	552,770
61,670	Walt Disney Co. (The)	3,894,461
2,750	Whirlpool Corp.	314,490
7,833	Wyndham Worldwide Corp.	448,283
2,767	Wynn Resorts, Ltd.(a)	354,176
8,652	Yum! Brands, Inc.	599,930
		62,082,685
Consumer Staples — 8.0%
26,866	Altria Group, Inc.	940,041
6,860	Avon Products, Inc.	144,266
4,980	Bunge, Ltd.(a)	352,435
5,260	Campbell Soup Co.	235,595
86,356	Coca-Cola Co. (The)	3,463,739
7,640	Coca-Cola Enterprises, Inc.	268,623
13,570	Colgate-Palmolive Co.	777,425
17,194	ConAgra Foods, Inc.	600,586
5,925	Costco Wholesale Corp.	655,127
2,788	CVS Caremark Corp.	159,418
15,993	Dean Foods Co.†(a)	160,250
30,523	Diageo PLC ADR(a)	3,508,619
6,544	Dr. Pepper Snapple Group, Inc.	300,566
8,003	General Mills, Inc.	388,386
1,548	Hershey Co. (The)	138,205
6,678	Kellogg Co.	428,928
4,826	Kimberly-Clark Corp.	468,798
46,968	Mondelez International, Inc., Class A	1,339,997
2,568	Nu Skin Enterprises, Inc., Class A	156,956
23,975	PepsiCo, Inc.	1,960,915
64,021	Philip Morris International, Inc.	5,545,499
1,988	Procter & Gamble Co. (The)	153,056
2,967	Reynolds American, Inc.(a)	143,514
14,043	Smithfield Foods, Inc.(a)	459,908
3,966	Sysco Corp.(a)	135,479
19,759	Wal-Mart Stores, Inc.	1,471,848
		24,358,179
Energy — 4.0%
8,373	Anadarko Petroleum Corp.	719,492
32,100	Cameron International Corp.	1,963,236
144,192	Cobalt International Energy, Inc.†	3,831,181
4,330	Dresser-Rand Group, Inc.†	259,714
2,365	EOG Resources, Inc.	311,423
8,952	Kinder Morgan, Inc.(a)	341,519
60,649	Schlumberger, Ltd.	4,346,107
12,949	Williams Cos., Inc. (The)	420,454
		12,193,126
Financials — 5.7%
14,700	Affiliated Managers Group, Inc.†(a)	2,409,918
5,225	Aflac, Inc.	303,677
10,347	American Express Co.	773,542
7,224	American Tower Corp., Class A‡	528,580
10,442	Aon PLC	671,943
3,457	Arch Capital Group, Ltd.(a)	177,724
3,317	Arthur J. Gallagher & Co.	144,920
5,455	Bank of Hawaii Corp.(a)	274,496
34,354	Camden Property Trust‡(a)	2,375,235
21,264	Capital One Financial Corp.	1,335,592
15,130	CBRE Group, Inc., Class A	353,437
74,800	Charles Schwab Corp. (The)	1,588,004

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Financials (continued)
30,155	CME Group, Inc., Class A(a)	$2,291,177
11,160	Forest City Enterprises, Inc., Class A†	199,876
1,148	IntercontinentalExchange, Inc.(a)	204,068
7,533	Marsh & McLennan Cos., Inc.	300,717
11,664	MBIA, Inc.(a)	155,248
43,979	Morgan Stanley	1,074,407
4,006	Plum Creek Timber Co., Inc.‡(a)	186,960
18,893	Progressive Corp. (The)	480,260
2,866	Simon Property Group, Inc.‡	452,599
26,057	SLM Corp.	595,663
5,052	StanCorp Financial Group, Inc.(a)	249,619
7,563	U.S. Bancorp	273,402
		17,401,064
Health Care — 14.0%
23,409	Abbott Laboratories	816,506
15,340	AbbVie, Inc.	634,156
7,620	Agilent Technologies, Inc.	325,831
6,710	Alere, Inc.†(a)	164,395
16,422	Alexion Pharmaceuticals, Inc.†	1,514,765
5,270	Allergan, Inc.	443,945
6,094	AmerisourceBergen Corp., Class A(a)	340,228
13,076	Amgen, Inc.	1,290,078
5,425	Baxter International, Inc.	375,790
4,074	Becton Dickinson and Co.(a)	402,633
11,016	Biogen Idec, Inc.	2,370,643
43,850	Boston Scientific Corp.†	406,489
23,050	Bristol-Myers Squibb Co.	1,030,104
3,067	Cardinal Health, Inc.	144,763
64,656	Catamaran Corp.(a)	3,150,040
27,602	Celgene Corp.†	3,226,950
17,350	Cerner Corp.(a)	1,667,161
1,698	DaVita HealthCare Partners, Inc.†	205,118
50,961	Edwards Lifesciences Corp.†(a)	3,424,579
6,774	Eli Lilly & Co.	332,739
8,250	Endo Health Solutions, Inc.†(a)	303,517
52,947	Express Scripts Holding Co.	3,266,301
100,044	Gilead Sciences, Inc.(a)	5,123,253
6,896	HCA Holdings, Inc.	248,670
10,660	Health Management Associates, Inc., Class A(a)	167,575
4,590	Health Net, Inc.	146,054
202,806	Hologic, Inc.(a)	3,914,156
8,664	Hospira, Inc.(a)	331,918
9,769	Johnson & Johnson	838,766
4,776	McKesson Corp.	546,852
3,357	Medivation, Inc.†(a)	165,165
960	Mettler-Toledo International, Inc.(a)	193,152
22,656	Mylan, Inc.†	703,016
1,858	Onyx Pharmaceuticals, Inc.†(a)	161,312
6,177	Patterson Cos., Inc.(a)	232,255
4,170	PerkinElmer, Inc.	135,525
12,607	Tenet Healthcare Corp.†(a)	581,183
39,923	Teva Pharmaceutical Industries, Ltd. ADR	1,564,982
4,126	United Therapeutics Corp.(a)	271,573
1,577	Vertex Pharmaceuticals, Inc.	125,955
5,936	Warner Chilcott PLC, Class A	118,008
14,610	WellPoint, Inc.(a)	1,195,682
		42,601,783
Industrials — 11.3%
9,274	3M Co.	1,014,112
8,595	AECOM Technology Corp.†	273,235
6,194	Air Lease Corp., Class A(a)	170,892
3,627	Alliant Techsystems, Inc.	298,611

Shares		Value
Industrials (continued)
9,441	Babcock & Wilcox Co. (The)(a)	$283,513
3,025	Boeing Co. (The)	309,881
14,725	Canadian Pacific Railway, Ltd.	1,787,320
10,121	Caterpillar, Inc.(a)	834,881
4,036	CH Robinson Worldwide, Inc.(a)	227,267
5,165	Crane Co.	309,487
16,200	Cummins, Inc.	1,757,052
6,494	Danaher Corp.	411,070
5,755	Deere & Co.(a)	467,594
36,358	Delta Air Lines, Inc.	680,258
4,156	Dun & Bradstreet Corp.(a)	405,002
10,630	Emerson Electric Co.	579,760
12,149	Exelis, Inc.	167,535
33,325	Fastenal Co.(a)	1,527,951
2,200	FedEx Corp.	216,876
44,053	Fluor Corp.	2,612,784
1,748	Gardner Denver, Inc.(a)	131,415
7,483	GATX Corp.	354,919
9,718	General Cable Corp.	298,829
20,882	General Electric Co.	484,254
64,850	Hertz Global Holdings, Inc.†(a)	1,608,280
10,159	Honeywell International, Inc.	806,015
4,313	Illinois Tool Works, Inc.	298,330
2,987	Ingersoll-Rand PLC	165,838
9,036	Iron Mountain, Inc.	240,448
17,415	ITT Corp.	512,175
25,400	JB Hunt Transport Services, Inc.(a)	1,834,896
40,998	Joy Global, Inc.(a)	1,989,633
3,115	Lockheed Martin Corp.(a)	337,853
10,331	Manitowoc Co., Inc. (The)(a)	185,028
8,755	Masco Corp.	170,635
3,767	Oshkosh Corp.	143,033
13,313	Rockwell Automation, Inc.(a)	1,106,843
2,048	Rockwell Collins, Inc.	129,864
2,328	Roper Industries, Inc.(a)	289,184
5,106	Ryder System, Inc.	310,394
18,710	Spirit Aerosystems Holdings, Inc., Class A†	401,891
4,658	Terex Corp.(a)	122,506
39,865	Textron, Inc.(a)	1,038,483
2,368	TransDigm Group, Inc.	371,231
6,987	Trinity Industries, Inc.	268,580
5,525	Union Pacific Corp.	852,397
23,016	United Continental Holdings, Inc.(a)	720,171
11,000	United Parcel Service, Inc., Class B	951,280
47,606	United Rentals, Inc.(a)	2,376,015
13,858	United Technologies Corp.	1,287,962
2,738	WESCO International, Inc.(a)	186,075
		34,309,538
Information Technology — 28.4%
6,514	Accenture PLC, Class A	468,747
8,389	Alliance Data Systems Corp.†(a)	1,518,661
82,188	Altera Corp.(a)	2,711,382
17,797	Apple, Inc.	7,049,036
16,000	Atmel Corp.	117,600
8,303	Automatic Data Processing, Inc.	571,745
5,245	BMC Software, Inc.	236,759
5,458	CA, Inc.	156,262
79,514	Citrix Systems, Inc.	4,797,080
2,930	Cognizant Technology Solutions Corp., Class A†	183,447
8,940	Computer Sciences Corp.	391,304
89,971	eBay, Inc.†	4,653,300
92,662	EMC Corp.(a)	2,188,676

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
3,157	Fidelity National Information Services, Inc.	$135,246
2,708	Gartner, Inc.†	154,329
15,478	Google, Inc., Class A†	13,626,367
13,783	Intel Corp.(a)	333,824
16,588	International Business Machines Corp.	3,170,133
9,082	Intuit, Inc.(a)	554,274
10,040	Juniper Networks, Inc.(a)	193,872
4,726	Lexmark International, Inc., Class A(a)	144,474
16,822	LinkedIn Corp., Class A†	2,999,362
35,750	LSI Corp.†	255,255
1,339	Mastercard, Inc., Class A	769,255
108,161	Microsoft Corp.	3,734,799
3,257	Motorola Solutions, Inc.	188,027
16,569	NCR Corp.	546,611
74,574	NetApp, Inc.(a)	2,817,406
6,731	Nuance Communications, Inc.(a)	123,716
70,570	ON Semiconductor Corp.†	570,206
58,740	Oracle Corp.	1,804,493
7,220	Paychex, Inc.(a)	263,674
33,440	PMC - Sierra, Inc.†	212,344
157,682	QUALCOMM, Inc.	9,631,217
5,470	Rovi Corp.	124,935
71,449	Salesforce.com, Inc.†(a)	2,727,923
18,397	Stratasys, Ltd.(a)	1,540,565
7,370	Symantec Corp.	165,604
5,494	Tech Data Corp.	258,712
43,621	Visa, Inc., Class A(a)	7,971,738
267,532	Western Union Co. (The)(a)	4,577,473
30,309	Zillow, Inc., Class A(a)	1,706,397
		86,346,230
Materials — 5.7%
2,887	Air Products & Chemicals, Inc.(a)	264,363
4,625	Ashland, Inc.	386,187
10,964	Ball Corp.	455,445
4,856	Cabot Corp.	181,712
15,069	Crown Holdings, Inc.(a)	619,788
7,093	Dow Chemical Co. (The)	228,182
4,046	Ecolab, Inc.	344,679
9,752	EI du Pont de Nemours & Co.(a)	511,980
82,507	Freeport-McMoRan Copper & Gold, Inc.	2,278,018
32,819	Monsanto Co.	3,242,517
45,087	Mosaic Co. (The)	2,426,131
11,860	Owens-Illinois, Inc.	329,589
1,339	PPG Industries, Inc.	196,043
5,133	Praxair, Inc.	591,116
20,144	Sealed Air Corp.	482,449
21,702	Sherwin-Williams Co. (The)	3,832,573
6,970	Silgan Holdings, Inc.	327,311
7,217	Vulcan Materials Co.	349,375
9,520	Weyerhaeuser Co.‡	271,225
		17,318,683
Telecommunication Services — 1.4%
3,777	AT&T, Inc.	133,706
7,637	CenturyLink, Inc.(a)	269,968
5,166	Crown Castle International Corp.	373,967
4,788	SBA Communications Corp., Class A	354,887
67,295	Sprint Nextel Corp.†	472,411
7,045	tw telecom, Inc., Class A†	198,246
46,009	Verizon Communications, Inc.	2,316,093
		4,119,278

Shares		Value
Utilities — 0.1%
3,210	ONEOK, Inc.	$132,605

Total Common Stock
(Cost $259,118,634)		300,863,171

SHORT-TERM INVESTMENTS (b) — 23.6%
5,475,716	Northern Trust Institutional Government Select Portfolio, 0.010%	5,475,716
66,318,438	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	66,318,438

Total Short-Term Investments
(Cost $71,794,154)		71,794,154

Total Investments — 122.7%
(Cost $330,912,788)		372,657,325
Other Assets & Liabilities, Net — (22.7)%		(68,880,731)

NET ASSETS — 100.0%		$303,776,594

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $64,658,559.
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $66,318,438.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK — 98.3%††
Consumer Discretionary — 10.8%
9,150	Abercrombie & Fitch Co., Class A(a)	$414,037
1,489	Allison Transmission Holdings, Inc.	34,366
13,910	Apollo Group, Inc., Class A(a)	246,485
110	AutoNation, Inc.†(a)	4,773
397	Brinker International, Inc.(a)	15,654
11,438	Cablevision Systems Corp., Class A(a)	192,387
1,921	Carnival Corp.	65,871
5,700	CBS Corp., Class B	278,559
1,170	Charter Communications, Inc., Class A(a)	144,904
23,094	Comcast Corp., Class A	967,177
63	CST Brands, Inc.†(a)	1,941
1,687	Darden Restaurants, Inc.	85,160
23,650	Delphi Automotive PLC	1,198,818
99	DeVry, Inc.(a)	3,071
965	DIRECTV†	59,463
99	Discovery Communications, Inc., Class A†(a)	7,644
5,459	DISH Network Corp., Class A	232,117
100	DreamWorks Animation SKG, Inc., Class A(a)	2,566
397	Dunkin' Brands Group, Inc.	16,999
220	Expedia, Inc.	13,233
18,200	Foot Locker, Inc.	639,366
46,625	Ford Motor Co.	721,289
13,370	Gannett Co., Inc.	327,030
42,240	General Motors Co.(a)	1,407,014
8,040	Goodyear Tire & Rubber Co. (The)	122,932
992	Harman International Industries, Inc.	53,767
1,360	Hyatt Hotels Corp., Class A†	54,890
40	International Game Technology	668
2,040	Interpublic Group of Cos., Inc. (The)	29,682
100	Jarden Corp.†	4,375
110	John Wiley & Sons, Inc., Class A(a)	4,410
199	Johnson Controls, Inc.	7,122
10,925	Kohl's Corp.(a)	551,822
1,170	Lamar Advertising Co., Class A	50,778
6,050	Las Vegas Sands Corp.	320,226
4,500	Lear Corp.	272,070
397	Leggett & Platt, Inc.(a)	12,343
1,489	Liberty Global PLC, Class A†	110,305
11,020	Liberty Interactive Corp., Class A†	253,570
298	Liberty Ventures†	25,333
2,545	Lowe's Cos., Inc.	104,091
8,975	Magna International, Inc., Class A(a)	639,200
2,084	Marriott International, Inc., Class A	84,131
24,369	MGM Resorts International(a)	360,174
9,429	News Corp., Class A	307,385
22,918	Omnicom Group, Inc.	1,440,855
587	PulteGroup, Inc.(a)	11,135
1,687	Royal Caribbean Cruises, Ltd.	56,245
233	Scripps Networks Interactive, Inc., Class A(a)	15,555
11,293	Sirius XM Radio, Inc.(a)	37,832
1,420	Stanley Black & Decker, Inc.	109,766
120,250	Staples, Inc.(a)	1,907,165
2,184	Target Corp.(a)	150,390
3,474	Thomson Reuters Corp.	113,148
2,018	Time Warner Cable, Inc., Class A	226,985
5,856	Time Warner, Inc.	338,594
4,700	TRW Automotive Holdings Corp.	312,268
8,222	Viacom, Inc., Class B	559,507
953	Visteon Corp.	60,153
4,174	Walt Disney Co. (The)	263,588

Shares		Value
Consumer Discretionary (continued)
7,543	Wendy's Co. (The)(a)	$43,976
3,075	Whirlpool Corp.(a)	351,657
1,092	Wyndham Worldwide Corp.	62,495
		16,510,512
Consumer Staples — 3.7%
1,139	Altria Group, Inc.	39,854
2,737	Bunge, Ltd.(a)	193,697
1,100	Campbell Soup Co.	49,269
397	Clorox Co. (The)(a)	33,007
199	Coca-Cola Co. (The)	7,982
4,210	Coca-Cola Enterprises, Inc.	148,024
198	Colgate-Palmolive Co.	11,343
9,063	ConAgra Foods, Inc.	316,570
1,170	Constellation Brands, Inc., Class A†	60,980
23,140	CVS Caremark Corp.	1,323,145
2,581	Dean Foods Co.†(a)	25,862
993	Dr. Pepper Snapple Group, Inc.	45,608
200	Energizer Holdings, Inc.	20,102
298	General Mills, Inc.	14,462
298	JM Smucker Co. (The)(a)	30,739
970	Kellogg Co.	62,303
2,221	Kraft Foods Group, Inc.(a)	124,087
14,000	Kroger Co. (The)	483,560
11,609	Molson Coors Brewing Co., Class B(a)	555,607
10,025	Mondelez International, Inc., Class A	286,013
993	Nu Skin Enterprises, Inc., Class A	60,692
199	PepsiCo, Inc.	16,276
12,605	Procter & Gamble Co. (The)	970,459
561	Reynolds American, Inc.(a)	27,135
2,630	Safeway, Inc.(a)	62,226
6,489	Smithfield Foods, Inc.(a)	212,515
1,092	Sysco Corp.(a)	37,303
11,300	Tyson Foods, Inc., Class A	290,184
1,010	Wal-Mart Stores, Inc.	75,235
938	WhiteWave Foods Co., Class B†(a)	14,258
659	WhiteWave Foods Co., Class A(a)	10,709
		5,609,206
Energy — 12.6%
5,062	Alpha Natural Resources, Inc.†(a)	26,525
9,512	Anadarko Petroleum Corp.	817,366
11,391	Apache Corp.	954,908
30,317	Baker Hughes, Inc.(a)	1,398,523
48,578	BP PLC ADR	2,027,646
23,350	Chesapeake Energy Corp.(a)	475,873
21,228	Chevron Corp.	2,512,122
14,232	ConocoPhillips	861,036
2,417	Consol Energy, Inc.	65,501
1,489	Devon Energy Corp.	77,249
850	Dresser-Rand Group, Inc.†	50,983
35,608	Exxon Mobil Corp.	3,217,183
6,375	Halliburton Co.	265,965
19,300	Hess Corp.	1,283,257
280	HollyFrontier Corp.	11,978
993	Kinder Morgan, Inc.(a)	37,883
649	Marathon Oil Corp.	22,442
6,359	Marathon Petroleum Corp.	451,871
987	National Oilwell Varco, Inc.	68,005
993	Newfield Exploration Co.	23,723
13,486	Occidental Petroleum Corp.	1,203,356
23,509	Peabody Energy Corp.(a)	344,172
2,954	Phillips 66	174,020
99	QEP Resources, Inc.	2,750
60	Rowan PLC, Class A	2,044
31,400	Royal Dutch Shell PLC ADR, Class A(a)	2,003,320

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Energy (continued)
893	Southwestern Energy Co.(a)	$32,621
2,238	Spectra Energy Corp.(a)	77,121
10	Tesoro Corp.	523
760	Tidewater, Inc.	43,297
298	Unit Corp.(a)	12,689
8,934	Valero Energy Corp.	310,635
5,075	Whiting Petroleum Corp.	233,907
2,481	Williams Cos., Inc. (The)	80,558
5,925	WPX Energy, Inc.(a)	112,219
		19,283,271
Financials — 32.2%
794	ACE, Ltd.(a)	71,047
3,474	Aflac, Inc.	201,909
397	Alexandria Real Estate Equities, Inc.‡	26,091
29,539	Allstate Corp. (The)	1,421,417
1,007	American Capital Agency Corp.‡	23,151
1,766	American Capital, Ltd.	22,375
939	American Express Co.	70,199
2,581	American Financial Group, Inc.	126,237
62,833	American International Group, Inc.†(a)	2,808,635
99	American Tower Corp., Class A‡	7,244
893	Ameriprise Financial, Inc.	72,226
5,322	Annaly Capital Management, Inc.‡(a)	66,897
2,938	Aon PLC	189,060
993	Arch Capital Group, Ltd.(a)	51,050
5,955	Associated Banc-Corp	92,600
2,481	Assurant, Inc.	126,308
1,335	Assured Guaranty, Ltd.(a)	29,450
18,524	Axis Capital Holdings, Ltd.(a)	848,029
220,884	Bank of America Corp.	2,840,568
13,039	Bank of New York Mellon Corp. (The)(a)	365,744
3,077	BB&T Corp.	104,249
9,330	Berkshire Hathaway, Inc., Class B(a)	1,044,214
794	BOK Financial Corp.	50,856
695	Boston Properties, Inc.‡	73,302
1,390	BRE Properties, Inc.‡	69,528
298	Brown & Brown, Inc.	9,607
7,575	Capital One Financial Corp.	475,786
21,462	CBL & Associates Properties, Inc.‡(a)	459,716
5,160	CBRE Group, Inc., Class A	120,538
1,700	Charles Schwab Corp. (The)(a)	36,091
1,191	Chimera Investment Corp.‡(a)	3,573
1,787	Chubb Corp. (The)	151,269
266	Cincinnati Financial Corp.	12,209
1,540	CIT Group, Inc.†	71,810
61,751	Citigroup, Inc.	2,962,195
17	CME Group, Inc., Class A	1,292
23,320	Comerica, Inc.	928,836
893	Cullen/Frost Bankers, Inc.(a)	59,626
26,484	Discover Financial Services	1,261,698
6,384	E*Trade Financial Corp.	80,822
8,238	East West Bancorp, Inc.	226,545
99	Federal Realty Investment Trust‡	10,264
1,191	Fidelity National Financial, Inc., Class A	28,358
90,638	Fifth Third Bancorp(a)	1,636,016
99	First Citizens BancShares, Inc., Class A	19,013
3,275	First Horizon National Corp.(a)	36,680
3,672	Forest City Enterprises, Inc., Class A†	65,765
5,630	Franklin Resources, Inc.	765,793
13,304	Goldman Sachs Group, Inc. (The)(a)	2,012,230
12,730	Hartford Financial Services Group, Inc.	393,612
1,191	HCC Insurance Holdings, Inc.	51,344
797	HCP, Inc.‡	36,216
199	Howard Hughes Corp. (The)†	22,306
31,525	ING US, Inc.†(a)	853,067

Shares		Value
Financials (continued)
38,800	Invesco, Ltd.	$1,233,840
70	Jones Lang LaSalle, Inc.	6,380
67,744	JPMorgan Chase & Co.	3,576,206
77,385	KeyCorp	854,330
2,603	Kimco Realty Corp.‡(a)	55,782
12,366	Liberty Property Trust‡(a)	457,047
8,960	Lincoln National Corp.(a)	326,771
1,390	Loews Corp.	61,716
695	M&T Bank Corp.(a)	77,666
1,886	Marsh & McLennan Cos., Inc.	75,289
4,566	MBIA, Inc.(a)	60,773
58,163	MetLife, Inc.	2,661,539
55,378	Morgan Stanley	1,352,885
3,110	NASDAQ OMX Group, Inc. (The)(a)	101,977
4,764	New York Community Bancorp, Inc.(a)	66,696
99	Northern Trust Corp.(a)	5,732
1,170	Old Republic International Corp.	15,058
794	PartnerRe, Ltd.(a)	71,905
11,122	People's United Financial, Inc.(a)	165,718
199	Plum Creek Timber Co., Inc.‡(a)	9,287
33,134	PNC Financial Services Group, Inc.	2,416,131
4,764	Popular, Inc.	144,492
1,580	Principal Financial Group, Inc.(a)	59,171
5,062	Progressive Corp. (The)	128,676
1,322	Prologis, Inc.‡	49,866
7,246	Protective Life Corp.	278,319
10,372	Prudential Financial, Inc.	757,467
1,630	Raymond James Financial, Inc.	70,057
199	Rayonier, Inc.‡(a)	11,023
810	Realogy Holdings Corp.†(a)	38,912
298	Regency Centers Corp.‡	15,141
121,675	Regions Financial Corp.	1,159,563
11,514	SLM Corp.	263,210
23,420	State Street Corp.	1,527,218
5,737	SunTrust Banks, Inc.	181,117
275	SVB Financial Group	22,913
1,390	Synovus Financial Corp.	4,059
4,069	TCF Financial Corp.(a)	57,698
5,863	Torchmark Corp.(a)	381,916
794	Travelers Cos., Inc. (The)	63,456
12,605	U.S. Bancorp	455,671
65,775	UBS AG	1,114,886
14,207	Unum Group(a)	417,260
906	Ventas, Inc.‡	62,931
794	Vornado Realty Trust‡(a)	65,783
75,508	Wells Fargo & Co.	3,116,215
99	White Mountains Insurance Group, Ltd.	56,919
26,175	Willis Group Holdings PLC(a)	1,067,416
1,290	XL Group PLC, Class A	39,113
7,925	Zions Bancorporation(a)	228,874
		49,086,733
Health Care — 11.5%
31,881	Abbott Laboratories	1,112,009
22,300	Aetna, Inc.	1,416,942
2,400	Alere, Inc.†(a)	58,800
783	AmerisourceBergen Corp., Class A(a)	43,715
15,317	Becton Dickinson and Co.(a)	1,513,779
52,020	Boston Scientific Corp.†	482,225
376	Bristol-Myers Squibb Co.	16,803
1,125	Brookdale Senior Living, Inc., Class A†	29,745
1,290	Cardinal Health, Inc.	60,888
9,750	Cigna Corp.	706,777
2,084	Community Health Systems, Inc.	97,698
2,581	Covidien PLC	162,190
13,398	Eli Lilly & Co.	658,110

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Health Care (continued)
1,886	Endo Health Solutions, Inc.†	$69,386
15,337	Forest Laboratories, Inc.	628,817
9,450	Gilead Sciences, Inc.	483,935
3,681	HCA Holdings, Inc.	132,737
5,062	Health Management Associates, Inc., Class A(a)	79,575
1,191	Health Net, Inc.	37,898
12,179	Hologic, Inc.	235,055
19,049	Hospira, Inc.(a)	729,767
18,339	Johnson & Johnson(a)	1,574,587
5,725	Laboratory Corp. of America Holdings†(a)	573,072
1,390	LifePoint Hospitals, Inc.	67,887
298	McKesson Corp.	34,121
16,735	Medtronic, Inc.	861,351
30,643	Merck & Co., Inc.	1,423,367
4,189	Mylan, Inc.†(a)	129,985
496	Patterson Cos., Inc.(a)	18,650
199	PerkinElmer, Inc.	6,467
76,569	Pfizer, Inc.(a)	2,144,698
5,810	QIAGEN NV(a)	115,677
9,794	Quest Diagnostics, Inc.(a)	593,810
3,573	Tenet Healthcare Corp.†(a)	164,715
9,133	Thermo Fisher Scientific, Inc.	772,926
2,893	UnitedHealth Group, Inc.(a)	189,434
695	WellPoint, Inc.(a)	56,879
		17,484,477
Industrials — 8.7%
4,169	AECOM Technology Corp.†	132,532
6,500	AGCO Corp.	326,235
3,077	Air Lease Corp., Class A	84,895
390	Alaska Air Group, Inc.†	20,280
893	Alliant Techsystems, Inc.	73,521
1,085	Babcock & Wilcox Co. (The)(a)	32,583
298	CH Robinson Worldwide, Inc.(a)	16,780
298	Cintas Corp.	13,571
99	Clean Harbors, Inc.†(a)	5,002
980	CNH Global NV(a)	40,827
993	Crane Co.	59,500
794	CSX Corp.	18,413
2,283	Danaher Corp.	144,514
46,384	Delta Air Lines, Inc.	867,845
397	Dover Corp.	30,831
1,588	Dun & Bradstreet Corp.(a)	154,751
8,500	Eaton Corp. PLC	559,385
199	Emerson Electric Co.	10,853
3,672	Exelis, Inc.	50,637
1,180	FedEx Corp.	116,325
298	Gardner Denver, Inc.	22,404
2,779	GATX Corp.(a)	131,808
860	General Cable Corp.	26,445
7,601	General Dynamics Corp.	595,386
128,601	General Electric Co.(a)	2,982,257
2,084	Harsco Corp.	48,328
400	Hertz Global Holdings, Inc.†(a)	9,920
1,092	Huntington Ingalls Industries, Inc.	61,676
99	Ingersoll-Rand PLC	5,496
2,581	Iron Mountain, Inc.	68,680
4,466	ITT Corp.(a)	131,345
500	Joy Global, Inc.(a)	24,265
14,115	L-3 Communications Holdings, Inc., Class 3	1,210,220
1,985	Manitowoc Co., Inc. (The)(a)	35,551
49,375	Masco Corp.	962,319
298	MRC Global, Inc.†	8,231

Shares		Value
Industrials (continued)
1,092	Navistar International Corp.†(a)	$30,314
100	Nielsen Holdings NV	3,359
99	Nordson Corp.(a)	6,862
14,950	Northrop Grumman Corp.	1,237,860
2,581	Oshkosh Corp.	98,001
7,475	Parker Hannifin Corp.(a)	713,115
1,330	Pitney Bowes, Inc.(a)	19,524
2,382	Republic Services, Inc., Class A	80,845
329	Rockwell Collins, Inc.	20,862
37	Roper Industries, Inc.(a)	4,596
1,985	Ryder System, Inc.	120,668
1,588	Southwest Airlines Co.	20,469
7,674	Spirit Aerosystems Holdings, Inc., Class A†	164,837
1,340	SPX Corp.(a)	96,453
23,735	Terex Corp.(a)	624,230
1,410	Textron, Inc.	36,731
3,475	Towers Watson & Co., Class A	284,742
3,474	Trinity Industries, Inc.(a)	133,541
99	Triumph Group, Inc.(a)	7,836
5,418	United Continental Holdings, Inc.(a)	169,529
2,680	URS Corp.(a)	126,550
397	Waste Connections, Inc.(a)	16,333
2,812	Waste Management, Inc.	113,408
1,092	WESCO International, Inc.(a)	74,212
99	Xylem, Inc.	2,667
		13,291,155
Information Technology — 11.0%
1,092	Amdocs, Ltd.	40,502
397	AOL, Inc.	14,483
50	Apple, Inc.	19,804
1,080	Arrow Electronics, Inc.†	43,038
5,200	Atmel Corp.	38,220
1,700	Avnet, Inc.†	57,120
1,290	AVX Corp.	15,158
11,811	Brocade Communications Systems, Inc.	68,031
113,804	Cisco Systems, Inc.	2,766,575
2,220	Computer Sciences Corp.	97,170
59,200	Dell, Inc.	790,320
2,950	Diebold, Inc.(a)	99,386
1,040	Freescale Semiconductor, Ltd.†	14,092
950	Google, Inc., Class A†	836,351
496	Harris Corp.	24,428
135,764	Hewlett-Packard Co.	3,366,947
9,256	Ingram Micro, Inc., Class A	175,771
3,400	Intel Corp.(a)	82,348
397	JDS Uniphase Corp.	5,709
4,242	Juniper Networks, Inc.(a)	81,913
8,400	Lam Research Corp.†(a)	372,456
35,825	Marvell Technology Group, Ltd.	419,511
41,250	Micron Technology, Inc.(a)	591,112
39,273	Microsoft Corp.	1,356,097
3,777	NCR Corp.	124,603
54,725	Nokia OYJ ADR(a)	204,672
1,418	Nuance Communications, Inc.(a)	26,063
17,800	NXP Semiconductor NV	551,444
25,862	ON Semiconductor Corp.†	208,965
48,125	Oracle Corp.	1,478,400
1,090	PMC - Sierra, Inc.†	6,922
810	Rovi Corp.(a)	18,500
28,225	Skyworks Solutions, Inc.	617,845
15,825	Symantec Corp.	355,588
24,025	TE Connectivity, Ltd.	1,094,099
2,283	Tech Data Corp.	107,506
1,320	Teradyne, Inc.(a)	23,192

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
1,710	Vishay Intertechnology, Inc.(a)	$23,752
20,660	Xerox Corp.	187,386
15,375	Yahoo!, Inc.	386,066
		16,791,545
Materials — 2.5%
1,191	Air Products & Chemicals, Inc.(a)	109,060
2,184	Alcoa, Inc.(a)	17,079
2,381	Ashland, Inc.	198,813
2,382	Ball Corp.	98,948
496	Bemis Co., Inc.(a)	19,413
2,328	Cabot Corp.	87,114
496	Celanese Corp., Class A(a)	22,221
11,195	Cliffs Natural Resources, Inc.(a)	181,919
5,712	Crown Holdings, Inc.(a)	234,935
298	Cytec Industries, Inc.	21,828
1,390	Domtar Corp.	92,435
4,827	Dow Chemical Co. (The)(a)	155,285
26,530	Freeport-McMoRan Copper & Gold, Inc.	732,493
5,250	International Paper Co.	232,627
13,125	LyondellBasell Industries NV, Class A	869,662
1,083	Newmont Mining Corp.	32,436
1,687	Nucor Corp.	73,081
2,480	Owens-Illinois, Inc.	68,919
5,490	Sealed Air Corp.	131,486
1,470	Silgan Holdings, Inc.	69,031
1,985	Sonoco Products Co.	68,622
897	United States Steel Corp.(a)	15,724
2,035	Vulcan Materials Co.(a)	98,514
1,964	Walter Energy, Inc.	20,426
4,630	Weyerhaeuser Co.‡	131,909
		3,783,980
Telecommunication Services — 2.3%
65,111	AT&T, Inc.	2,304,929
5,062	CenturyLink, Inc.(a)	178,942
30	Crown Castle International Corp.	2,172
500	Level 3 Communications, Inc.(a)	10,540
1,099	SBA Communications Corp., Class A	81,458
43,077	Sprint Nextel Corp.†	302,400
1,877	Telephone & Data Systems, Inc.(a)	46,268
560	tw telecom, Inc., Class A†	15,758
8,619	Verizon Communications, Inc.	433,881
13,170	Windstream Corp.(a)	101,541
		3,477,889
Utilities — 3.0%
53,260	AES Corp. (The)(a)	638,587
1,217	AGL Resources, Inc.(a)	52,161
199	Alliant Energy Corp.	10,034
2,283	American Electric Power Co., Inc.	102,233
695	American Water Works Co., Inc.	28,655
2,779	CenterPoint Energy, Inc.(a)	65,279
199	CMS Energy Corp.(a)	5,407
1,092	Consolidated Edison, Inc.(a)	63,675
2,581	Dominion Resources, Inc.(a)	146,652
695	DTE Energy Co.(a)	46,572
2,529	Duke Energy Corp.(a)	170,708
100	Edison International(a)	4,816
16,450	Entergy Corp.	1,146,236
13,650	Exelon Corp.(a)	421,512
510	FirstEnergy Corp.(a)	19,043
1,964	NextEra Energy, Inc.	160,027
397	NiSource, Inc.	11,370
920	Northeast Utilities(a)	38,658
15,400	NRG Energy, Inc.	411,180
610	ONEOK, Inc.	25,199

Shares		Value
Utilities (continued)
298	Pepco Holdings, Inc.(a)	$6,008
1,489	PG&E Corp.(a)	68,092
17,775	PPL Corp.(a)	537,871
1,390	Public Service Enterprise Group, Inc.(a)	45,397
540	Questar Corp.(a)	12,879
298	SCANA Corp.(a)	14,632
616	Sempra Energy	50,364
3,871	Southern Co. (The)(a)	170,827
1,290	TECO Energy, Inc.(a)	22,175
787	UGI Corp.(a)	30,779
695	Wisconsin Energy Corp.(a)	28,488
2,283	Xcel Energy, Inc.(a)	64,700
		4,620,216
Total Common Stock
(Cost $136,326,264)		149,938,984

SHORT-TERM INVESTMENTS (b)— 23.8%
2,019,644	Northern Trust Institutional Government Select Portfolio, 0.010%	2,019,644
34,189,871	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	34,189,871

Total Short-Term Investments
(Cost $36,209,515)		36,209,515

Total Investments — 122.1%
(Cost $172,535,779)		186,148,499
Other Assets & Liabilities, Net — (22.1)%		(33,631,986)

NET ASSETS — 100.0%		$152,516,513

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $33,556,400 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $0.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $299,404 (Note 6)

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK — 98.5%††
Consumer Discretionary — 18.6%
1,860	American Axle & Manufacturing Holdings, Inc.†(a)	$34,652
580	American Greetings Corp., Class A	10,568
300	American Public Education, Inc.†(a)	11,148
240	America's Car-Mart, Inc.†(a)	10,378
346	Ameristar Casinos, Inc.(a)	9,096
170	Arbitron, Inc.	7,896
8,614	Asbury Automotive Group, Inc.(a)	345,421
1,379	Belo Corp., Class A(a)	19,237
990	Bloomin' Brands, Inc.†(a)	24,631
170	Blue Nile, Inc.†	6,422
1,134	Boyd Gaming Corp.†	12,814
450	Bravo Brio Restaurant Group, Inc.(a)	8,019
480	Bright Horizons Family Solutions, Inc.†	16,661
240	Brown Shoe Co., Inc.(a)	5,167
727	Brunswick Corp.	23,228
1,620	Buffalo Wild Wings, Inc.(a)	159,019
250	Capella Education Co.	10,412
340	Carrols Restaurant Group, Inc.†	2,196
120	Cavco Industries, Inc.†(a)	6,054
684	CEC Entertainment, Inc.(a)	28,071
646	Cheesecake Factory, Inc. (The)(a)	27,061
324	Cherokee, Inc.(a)	4,141
3,540	Christopher & Banks Corp.	23,860
90	Chuy's Holdings, Inc.†(a)	3,451
280	Citi Trends, Inc.†(a)	4,068
180	Conn's, Inc.†(a)	9,317
1,034	Cooper Tire & Rubber Co.	34,298
244	Cracker Barrel Old Country Store, Inc.(a)	23,097
1,409	Crocs, Inc.(a)	23,248
297	Dana Holding Corp.	5,720
3,949	Deckers Outdoor Corp.†	199,464
612	Domino's Pizza, Inc.	35,588
260	Dorman Products, Inc.	11,864
1,710	Entravision Communications Corp., Class A	10,516
14,741	Express, Inc.†	309,119
230	Francesca's Holdings Corp.(a)	6,392
360	Geeknet, Inc.†	4,990
434	Genesco, Inc.†(a)	29,074
890	Gentherm, Inc.†	16,527
800	Global Sources, Ltd.	5,368
724	Grand Canyon Education, Inc.†(a)	23,334
5,513	Group 1 Automotive, Inc.(a)	354,651
220	Hibbett Sports, Inc.†(a)	12,210
860	Hillenbrand, Inc.(a)	20,391
780	Iconix Brand Group, Inc.	22,940
250	iRobot Corp.(a)	9,943
230	Jack in the Box, Inc.(a)	9,037
380	K12, Inc.†(a)	9,983
800	Kirkland's, Inc.†	13,800
120	Krispy Kreme Doughnuts, Inc.(a)	2,094
1,268	LeapFrog Enterprises, Inc., Class A†(a)	12,477
2,269	Libbey, Inc.(a)	54,388
724	Life Time Fitness, Inc.†(a)	36,280
1,360	LIN TV Corp., Class A†(a)	20,808
130	Lincoln Educational Services Corp.	685
1,369	Lions Gate Entertainment Corp.(a)	37,606
30	Lithia Motors, Inc., Class A(a)	1,599
734	Loral Space & Communications, Inc.(a)	44,025
436	Lumber Liquidators Holdings, Inc.†	33,951
650	Matthews International Corp., Class A(a)	24,505
2,014	MDC Partners, Inc., Class A(a)	36,333
8,264	Meritage Homes Corp.	358,327

Shares		Value
Consumer Discretionary (continued)
2,813	Morgans Hotel Group Co.†	$22,673
3,988	MTR Gaming Group, Inc.†	13,360
464	Multimedia Games Holding Co., Inc.†(a)	12,096
810	National CineMedia, Inc.(a)	13,681
680	Nexstar Broadcasting Group, Inc., Class A(a)	24,113
2,474	Orbitz Worldwide, Inc.†(a)	19,866
2,990	Pacific Sunwear of California, Inc.†	10,913
553	Papa John's International, Inc.†	36,150
1,210	Penske Automotive Group, Inc.(a)	36,953
21,299	Pier 1 Imports, Inc.	500,314
2,124	Pinnacle Entertainment, Inc.†(a)	41,779
310	Pool Corp.(a)	16,247
1,290	Quiksilver, Inc.†(a)	8,308
3,434	Red Robin Gourmet Burgers, Inc.(a)	189,488
410	RG Barry Corp.(a)	6,658
2,093	Ruth's Hospitality Group, Inc.(a)	25,263
984	Ryland Group, Inc. (The)(a)	39,458
3,664	Scientific Games Corp., Class A(a)	41,220
954	Sinclair Broadcast Group, Inc., Class A(a)	28,029
966	Six Flags Entertainment Corp.	33,965
1,759	Smith & Wesson Holding Corp.†(a)	17,555
12,510	Sonic Corp.†(a)	182,146
694	Sotheby's(a)	26,310
580	Stein Mart, Inc.(a)	7,917
3,444	Steven Madden, Ltd.	166,621
650	Tenneco, Inc.	29,432
1,054	Texas Roadhouse, Inc., Class A(a)	26,371
952	Tower International, Inc.†	18,840
759	Town Sports International Holdings, Inc.(a)	8,174
240	True Religion Apparel, Inc.(a)	7,598
230	Tumi Holdings, Inc.†	5,520
1,134	Valassis Communications, Inc.(a)	27,885
470	Valuevision Media, Inc., Class A†	2,402
510	Vitamin Shoppe, Inc.	22,868
5,560	Wet Seal, Inc. (The), Class A(a)	26,188
910	Winnebago Industries, Inc.(a)	19,101
830	Wolverine World Wide, Inc.(a)	45,326
260	Zumiez, Inc.(a)	7,475
		4,445,883
Consumer Staples — 5.9%
3,440	Annie's, Inc.†	147,026
724	B&G Foods, Inc., Class A(a)	24,652
106	Boston Beer Co., Inc. (The), Class A(a)	18,088
660	Boulder Brands, Inc.†(a)	7,953
284	Cal-Maine Foods, Inc.	13,209
230	Casey's General Stores, Inc.(a)	13,837
1,349	Central Garden and Pet Co., Class A†(a)	9,308
490	Coca-Cola Bottling Co. Consolidated(a)	29,963
1,184	Craft Brew Alliance, Inc.†(a)	9,756
670	Darling International, Inc.†	12,502
534	Elizabeth Arden, Inc.†	24,068
474	Hain Celestial Group, Inc. (The)(a)	30,796
160	Harris Teeter Supermarkets, Inc.	7,498
6,160	Inter Parfums, Inc.(a)	175,683
180	J&J Snack Foods Corp.	14,004
207	Lancaster Colony Corp.	16,144
320	Medifast, Inc.(a)	8,243
570	Natural Grocers by Vitamin Cottage, Inc.†(a)	17,670
276	Nu Skin Enterprises, Inc., Class A	16,869
492	Pantry, Inc. (The)(a)	5,992
4,290	Pilgrim's Pride Corp.(a)	64,092
270	Post Holdings, Inc.†	11,788
10,064	Prestige Brands Holdings, Inc.†	293,265

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Consumer Staples (continued)
60	Pricesmart, Inc.(a)	$5,258
14,847	Rite Aid Corp.†(a)	42,462
264	Sanderson Farms, Inc.	17,535
330	Snyders-Lance, Inc.(a)	9,375
884	Spectrum Brands Holdings, Inc.(a)	50,273
370	Susser Holdings Corp.(a)	17,716
3,794	TreeHouse Foods, Inc.(a)	248,659
424	United Natural Foods, Inc.(a)	22,892
657	Vector Group, Ltd.(a)	10,657
100	WD-40 Co.	5,448
		1,402,681
Energy — 5.2%
16,700	Approach Resources, Inc.(a)	410,319
505	Berry Petroleum Co., Class A	21,371
2,678	BPZ Resources, Inc.†	4,794
13,296	Callon Petroleum Co.†(a)	44,807
564	Carrizo Oil & Gas, Inc.(a)	15,978
250	Diamondback Energy, Inc.(a)	8,330
117	Dril-Quip, Inc.†	10,564
1,590	Gastar Exploration, Ltd.†(a)	4,245
8,830	Gulfport Energy Corp.†	415,628
2,159	Kodiak Oil & Gas Corp.	19,193
570	Matador Resources Co.(a)	6,829
880	Midstates Petroleum Co., Inc.†(a)	4,761
270	Northern Oil and Gas, Inc.†(a)	3,602
864	Oasis Petroleum, Inc.	33,584
18,210	Pacific Drilling†	178,094
646	Rosetta Resources, Inc.†	27,468
354	Targa Resources Corp.	22,773
		1,232,340
Financials — 12.0%
250	Acadia Realty Trust‡(a)	6,173
290	American Assets Trust, Inc.‡(a)	8,949
6,440	Bank of the Ozarks, Inc.(a)	279,045
2,707	BGC Partners, Inc., Class A	15,944
1,598	CBL & Associates Properties, Inc.‡(a)	34,229
230	Coresite Realty Corp.‡(a)	7,316
103	Credit Acceptance Corp.	10,787
1,214	DFC Global Corp.(a)	16,765
674	Encore Capital Group, Inc.†(a)	22,316
510	Enterprise Financial Services Corp.(a)	8,139
530	Ezcorp, Inc., Class A†	8,947
6,896	FelCor Lodging Trust, Inc.‡(a)	40,755
620	First American Financial Corp.	13,665
3,293	Glimcher Realty Trust‡(a)	35,960
1,714	Greenlight Capital Re, Ltd., Class A	42,044
100	Gyrodyne Co. of America, Inc.‡	7,150
294	Highwoods Properties, Inc.‡(a)	10,469
13,890	Hilltop Holdings, Inc.†(a)	227,796
10,539	Home BancShares, Inc.(a)	273,698
3,215	Iberiabank Corp.(a)	172,356
930	Inland Real Estate Corp.‡(a)	9,505
1,259	Investors Bancorp, Inc.(a)	26,540
204	Investors Real Estate Trust‡	1,754
4,771	MarketAxess Holdings, Inc.	223,044
910	Meadowbrook Insurance Group, Inc.(a)	7,307
173	National Health Investors, Inc.‡	10,356
300	Nationstar Mortgage Holdings, Inc.†(a)	11,232
1,054	Ocwen Financial Corp.†	43,446
1,394	Omega Healthcare Investors, Inc.‡(a)	43,242
184	Portfolio Recovery Associates, Inc.	28,268
21,041	PrivateBancorp, Inc., Class A(a)	446,280
150	PS Business Parks, Inc.‡	10,826
510	Regional Management Corp.†	12,750
200	Saul Centers, Inc.‡	8,892

Shares		Value
Financials (continued)
2,350	Signature Bank(a)	$195,097
610	State Auto Financial Corp.(a)	11,084
4,367	Strategic Hotels & Resorts, Inc.† ‡	38,692
3,330	SVB Financial Group(a)	277,456
4,090	Texas Capital Bancshares, Inc.†(a)	181,432
1,265	Tower Group International, Ltd.(a)	25,945
		2,855,651
Health Care — 18.1%
4,233	Accuray, Inc.†(a)	24,297
3,600	Achillion Pharmaceuticals, Inc.(a)	29,448
389	Acorda Therapeutics, Inc.(a)	12,833
70	Addus HomeCare Corp.†	1,382
730	Aegerion Pharmaceuticals, Inc.(a)	46,238
8,895	Air Methods Corp.(a)	301,363
24,614	Akorn, Inc.†(a)	332,781
834	Align Technology, Inc.(a)	30,891
1,588	Alkermes PLC	45,544
1,374	Alnylam Pharmaceuticals, Inc.†	42,608
530	AMAG Pharmaceuticals, Inc.†	11,792
740	AMN Healthcare Services, Inc.†	10,597
624	Amsurg Corp., Class A(a)	21,902
1,764	Anacor Pharmaceuticals, Inc.†(a)	9,861
150	Analogic Corp.(a)	10,924
136	ArthroCare Corp.	4,696
1,879	athenahealth, Inc.(a)	159,189
1,140	Auxilium Pharmaceuticals, Inc.	18,958
1,244	AVEO Pharmaceuticals, Inc.†(a)	3,110
1,094	Cambrex Corp.(a)	15,283
4,380	Cantel Medical Corp.(a)	148,351
930	Capital Senior Living Corp.†	22,227
2,350	Celldex Therapeutics, Inc.(a)	36,683
1,184	Cempra, Inc.†(a)	9,271
6,160	Centene Corp.†	323,153
348	Cepheid, Inc.(a)	11,978
1,419	Cerus Corp.†(a)	6,272
351	Chemed Corp.(a)	25,423
490	ChemoCentryx, Inc.†	6,929
274	Corvel Corp.†(a)	8,020
534	Cyberonics, Inc.†	27,747
6,035	Depomed, Inc.†(a)	33,856
1,160	DexCom, Inc.	26,042
3,223	Dyax Corp.†(a)	11,152
3,528	Dynavax Technologies Corp.(a)	3,881
1,502	Emergent Biosolutions, Inc.(a)	21,659
2,754	Emeritus Corp.	63,838
1,124	Endocyte, Inc.†(a)	14,758
2,004	Exact Sciences Corp.(a)	27,876
740	ExamWorks Group, Inc.(a)	15,710
460	Furiex Pharmaceuticals, Inc.†(a)	15,672
390	Gentiva Health Services, Inc.(a)	3,884
490	GTx, Inc.†	3,234
1,760	Haemonetics Corp.†(a)	72,776
1,500	Halozyme Therapeutics, Inc.(a)	11,910
1,464	HealthSouth Corp.(a)	42,163
11,776	HMS Holdings Corp.†(a)	274,381
180	Hyperion Therapeutics, Inc.†(a)	3,960
4,260	ICON PLC†	150,932
160	ICU Medical, Inc.(a)	11,530
2,150	ImmunoGen, Inc.(a)	35,668
530	Impax Laboratories, Inc.†(a)	10,563
1,184	Infinity Pharmaceuticals, Inc.	19,240
230	IPC The Hospitalist Co., Inc.(a)	11,813
970	Ironwood Pharmaceuticals, Inc., Class A†(a)	9,651
516	Jazz Pharmaceuticals PLC	35,465
330	KYTHERA Biopharmaceuticals, Inc.†(a)	8,927

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Health Care (continued)
4,709	Lexicon Pharmaceuticals, Inc.†(a)	$10,219
130	Magellan Health Services, Inc.†	7,290
1,284	MedAssets, Inc.†	22,778
835	Medicines Co. (The)†(a)	25,685
4,350	Medidata Solutions, Inc.†	336,907
110	Medivation, Inc.†(a)	5,412
3,080	Merge Healthcare, Inc.†(a)	11,088
1,634	Merrimack Pharmaceuticals, Inc.†(a)	10,997
734	Molina Healthcare, Inc.†(a)	27,290
970	Momenta Pharmaceuticals, Inc.†	14,608
250	MWI Veterinary Supply, Inc.†	30,810
2,034	Natus Medical, Inc.†(a)	27,764
2,894	Nektar Therapeutics	33,426
2,520	Neogen Corp.	140,011
1,430	Neurocrine Biosciences, Inc.†(a)	19,133
200	NPS Pharmaceuticals, Inc.(a)	3,020
914	NuVasive, Inc.†	22,658
461	Omnicell, Inc.(a)	9,474
1,760	OncoGenex Pharmaceutical, Inc.(a)	17,248
3,760	Orexigen Therapeutics, Inc.†	21,996
514	Owens & Minor, Inc.(a)	17,389
3,548	Pain Therapeutics, Inc.	7,841
7,774	PAREXEL International Corp.(a)	357,137
3,098	PDL BioPharma, Inc.(a)	23,917
22	Pharmacyclics, Inc.†(a)	1,748
3,384	Pozen, Inc.†	16,954
490	Providence Service Corp. (The)†(a)	14,254
1,630	Regulus Therapeutics, Inc.†(a)	15,990
2,413	Rigel Pharmaceuticals, Inc.†(a)	8,059
166	Salix Pharmaceuticals, Ltd.	10,981
1,004	Santarus, Inc.†	21,134
873	Sciclone Pharmaceuticals, Inc.†	4,330
280	Seattle Genetics, Inc.†(a)	8,809
1,105	Select Medical Holdings Corp.	9,061
1,789	Sequenom, Inc.†(a)	7,532
1,500	Skilled Healthcare Group, Inc., Class A†(a)	10,020
1,890	Staar Surgical Co.†(a)	19,183
904	STERIS Corp.	38,764
2,179	Sunesis Pharmaceuticals, Inc.†(a)	11,353
594	Synageva BioPharma Corp.	24,948
375	Team Health Holdings, Inc.	15,401
190	TESARO, Inc.†	6,221
230	Theravance, Inc.(a)	8,862
2,538	Threshold Pharmaceuticals, Inc.†(a)	13,350
2,110	Trius Therapeutics, Inc.(a)	17,133
220	U.S. Physical Therapy, Inc.(a)	6,081
4,437	Vanda Pharmaceuticals, Inc.†(a)	35,851
1,520	Vanguard Health Systems, Inc.†	31,525
660	Vascular Solutions, Inc.†(a)	9,709
2,149	Vical, Inc.†(a)	6,726
310	ViroPharma, Inc.(a)	8,881
176	WellCare Health Plans, Inc.	9,777
189	West Pharmaceutical Services, Inc.	13,279
1,584	XenoPort, Inc.	7,841
		4,318,147
Industrials — 17.0%
529	Acacia Research Corp.(a)	11,823
2,720	Accuride Corp.	13,763
989	Aceto Corp.(a)	13,777
364	Acuity Brands, Inc.(a)	27,489
7,620	Advisory Board Co. (The)	416,433
1,117	Aircastle, Ltd.(a)	17,861
854	Alaska Air Group, Inc.†	44,408
270	Altra Holdings, Inc.(a)	7,393
724	Applied Industrial Technologies, Inc.(a)	34,991

Shares		Value
Industrials (continued)
420	ARC Document Solutions, Inc.†	$1,680
530	Argan, Inc.	8,268
604	Astronics Corp.†	24,685
1,439	Avis Budget Group, Inc.†	41,371
314	Barrett Business Services, Inc.	16,394
7,493	Beacon Roofing Supply, Inc.(a)	283,835
1,344	Belden, Inc.(a)	67,106
2,454	Blount International, Inc.(a)	29,006
714	Brink's Co. (The)	18,214
2,094	Builders FirstSource, Inc.†	12,522
984	CAI International, Inc.†	23,193
530	Celadon Group, Inc.(a)	9,672
3,116	Chart Industries, Inc.†(a)	293,184
140	CLARCOR, Inc.	7,309
1,486	Coleman Cable, Inc.	26,837
494	Corporate Executive Board Co. (The)(a)	31,231
755	CPI Aerostructures, Inc.†	8,192
370	Cubic Corp.(a)	17,797
224	DigitalGlobe, Inc.†	6,946
52	DXP Enterprises, Inc.(a)	3,463
350	Dycom Industries, Inc.(a)	8,099
930	Edgen Group, Inc., Class A†	5,933
600	EnerNOC, Inc.†(a)	7,956
6,010	EnerSys, Inc.(a)	294,731
194	Exponent, Inc.(a)	11,467
2,259	Federal Signal Corp.(a)	19,766
1,429	Flow International Corp.	5,273
2,944	GenCorp, Inc.(a)	47,869
920	Generac Holdings, Inc.	34,049
380	General Cable Corp.	11,685
531	Genessee & Wyoming, Inc., Class A(a)	45,050
1,829	Great Lakes Dredge & Dock Corp.(a)	14,303
894	H&E Equipment Services, Inc.(a)	18,837
3,294	Hawaiian Holdings, Inc.(a)	20,126
17,051	Healthcare Services Group, Inc.(a)	418,090
350	Heartland Express, Inc.	4,855
927	HEICO Corp.(a)	46,693
1,374	Hexcel Corp.	46,785
4,340	Hub Group, Inc., Class A†	158,063
190	Hyster-Yale Materials Handling, Inc.(a)	11,930
148	Insperity, Inc.(a)	4,484
694	John Bean Technologies Corp.(a)	14,581
540	Kforce, Inc.	7,884
914	Knight Transportation, Inc.(a)	15,373
295	Lindsay Corp.(a)	22,119
1,064	MasTec, Inc.(a)	35,006
3,120	Meritor, Inc.†(a)	21,996
205	Middleby Corp.†	34,868
584	Mueller Industries, Inc.	29,451
5,139	Mueller Water Products, Inc., Class A	35,511
230	Multi-Color Corp.(a)	6,978
80	Nortek, Inc.†(a)	5,155
1,109	Old Dominion Freight Line, Inc.	46,157
750	Pacer International, Inc.†(a)	4,732
410	Park-Ohio Holdings Corp.†	13,522
1,429	Primoris Services Corp.	28,180
387	Raven Industries, Inc.(a)	11,602
159	RBC Bearings, Inc.	8,260
2,253	Republic Airways Holdings, Inc.†	25,527
1,270	Rexnord Corp.(a)	21,400
250	Roadrunner Transportation Systems, Inc.†	6,960
830	SkyWest, Inc.	11,238
500	Spirit Airlines, Inc.	15,885
1,160	Standard Parking Corp.(a)	24,894
160	Standex International Corp.	8,440

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Industrials (continued)
470	Sterling Construction Co., Inc.†	$4,258
1,429	Swift Transportation Co., Class A	23,636
2,135	TAL International Group, Inc.(a)	93,022
1,879	Taser International, Inc.	16,009
450	Teledyne Technologies, Inc.†	34,808
74	Tetra Tech, Inc.†(a)	1,740
521	Textainer Group Holdings, Ltd.(a)	20,027
832	Titan International, Inc.(a)	14,036
350	Titan Machinery, Inc.†(a)	6,870
390	TMS International Corp., Class A	5,784
913	Trimas Corp.(a)	34,037
3,880	Triumph Group, Inc.(a)	307,102
1,484	USG Corp.(a)	34,206
2,170	UTi Worldwide, Inc.	35,740
1,789	Wabash National Corp.(a)	18,212
3,090	Wabtec Corp.	165,099
910	Werner Enterprises, Inc.(a)	21,995
610	Wesco Aircraft Holdings, Inc.†	11,328
294	Woodward, Inc.	11,760
		4,070,275
Information Technology — 19.1%
744	ACI Worldwide, Inc.†(a)	34,581
810	Active Network, Inc.	6,132
379	Advent Software, Inc.†	13,288
590	Ambarella, Inc.†(a)	9,930
450	Anaren, Inc.†	10,323
403	Anixter International, Inc.†(a)	30,551
27,650	Applied Micro Circuits Corp.†(a)	243,320
10,654	Aruba Networks, Inc.(a)	163,645
420	Aspen Technology, Inc.†	12,092
12,400	AVG Technologies NV†(a)	241,180
1,618	Bazaarvoice, Inc.†(a)	15,242
380	Blackbaud, Inc.(a)	12,377
1,204	Blucora, Inc.(a)	22,322
130	CACI International, Inc., Class A(a)	8,254
1,120	Calix, Inc.†	11,312
1,030	Callidus Software, Inc.†(a)	6,788
1,086	Cardtronics, Inc.	29,974
553	Cass Information Systems, Inc.(a)	25,493
1,214	Cavium, Inc.	42,939
1,601	Ceva, Inc.†	30,995
2,964	Ciena Corp.†(a)	57,561
181	Cirrus Logic, Inc.(a)	3,142
633	CommVault Systems, Inc.†	48,038
730	Comverse, Inc.	21,725
160	Cornerstone OnDemand, Inc.	6,926
50	CoStar Group, Inc.	6,454
620	Cray, Inc.(a)	12,177
1,017	CSG Systems International, Inc.(a)	22,069
860	Datalink Corp.†	9,150
1,350	Diodes, Inc.	35,059
754	Ellie Mae, Inc.(a)	17,402
4,972	Envestnet, Inc.(a)	122,311
440	ExactTarget, Inc.	14,837
1,389	Exar Corp.†	14,960
888	Fair Isaac Corp.	40,697
469	FEI Co.(a)	34,232
420	FleetMatics Group PLC	13,957
1,744	Global Cash Access Holdings, Inc.(a)	10,917
1,879	Hackett Group, Inc. (The)	9,752
783	Heartland Payment Systems, Inc.(a)	29,167
121	Hittite Microwave Corp.†(a)	7,018
1,650	iGATE Corp.†(a)	27,093
1,654	Immersion Corp.†(a)	21,915
4,937	Infinera Corp.†(a)	52,678
470	Infoblox, Inc.†	13,752

Shares		Value
Information Technology (continued)
13,030	Inphi Corp.	$143,330
394	InterDigital, Inc.(a)	17,592
590	Internap Network Services Corp.†(a)	4,879
11,370	InvenSense, Inc., Class A†(a)	174,871
9,530	Ixia(a)	175,352
693	j2 Global, Inc.(a)	29,459
270	LogMeIn, Inc.†(a)	6,604
585	Manhattan Associates, Inc.	45,139
162	Market Leader, Inc.†	1,733
3,765	MAXIMUS, Inc.	280,417
1,094	MaxLinear, Inc., Class A†	7,658
1,370	Maxwell Technologies, Inc.†(a)	9,796
1,259	Mentor Graphics Corp.	24,613
1,553	Microsemi Corp.(a)	35,331
1,734	MoneyGram International, Inc.(a)	39,275
340	Multi-Fineline Electronix, Inc.(a)	5,035
182	NETGEAR, Inc.(a)	5,558
535	Netscout Systems, Inc.†(a)	12,487
254	OSI Systems, Inc.†(a)	16,363
740	PDF Solutions, Inc.†(a)	13,638
909	Plexus Corp.†(a)	27,170
1,518	PLX Technology, Inc.†	7,226
3,660	PMC - Sierra, Inc.†	23,241
480	Power Integrations, Inc.(a)	19,469
10,140	Procera Networks, Inc.†(a)	139,222
1,090	PTC, Inc.†	26,738
6,140	QLIK Technologies, Inc.	173,578
4,289	Rambus, Inc.(a)	36,843
5,297	RF Micro Devices, Inc.(a)	28,339
600	Saba Software, Inc.	5,844
720	ScanSource, Inc.†	23,040
824	Semtech Corp.(a)	28,865
2,124	ShoreTel, Inc.†(a)	8,560
310	Shutterstock, Inc.(a)	17,292
420	Silicon Graphics International Corp.†(a)	5,620
3,998	Silicon Image, Inc.†	23,388
4,078	Sonus Networks, Inc.(a)	12,275
4,070	Sourcefire, Inc.(a)	226,088
4,189	SPS Commerce, Inc.(a)	230,395
180	SS&C Technologies Holdings, Inc.†	5,922
120	Stratasys, Ltd.(a)	10,049
8,038	SunEdison, Inc.†(a)	65,670
640	SunPower Corp., Class A(a)	13,248
500	Super Micro Computer, Inc.†(a)	5,320
3,598	support.com, Inc.†(a)	16,443
194	Synaptics, Inc.(a)	7,481
9,982	Synchronoss Technologies, Inc.†(a)	308,144
119	Syntel, Inc.	7,482
1,789	Take-Two Interactive Software, Inc.†(a)	26,781
420	Tangoe, Inc.(a)	6,481
1,123	TeleTech Holdings, Inc.	26,312
4,020	TriQuint Semiconductor, Inc.(a)	27,859
300	Trulia, Inc.	9,327
250	Tyler Technologies, Inc.	17,137
272	Ultimate Software Group, Inc.(a)	31,903
980	Unisys Corp.(a)	21,629
210	Universal Display Corp.(a)	5,903
300	ValueClick, Inc.(a)	7,404
384	Verint Systems, Inc.†	13,620
350	ViaSat, Inc.	25,011
420	Virtusa Corp.(a)	9,307
1,110	Vocus, Inc.†(a)	11,677
1,444	Web.com Group, Inc.(a)	36,966
1,360	WebMD Health Corp., Class A	39,943
499	WEX, Inc.(a)	38,273
608	XO Group, Inc.†(a)	6,810

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
440	Yelp, Inc., Class A	$15,299
3,018	Zix Corp.†	12,766
		4,566,217
Materials — 2.0%
464	American Vanguard Corp.(a)	10,872
220	Axiall Corp.(a)	9,368
1,330	Berry Plastics Group, Inc.†	29,353
440	Calgon Carbon Corp.(a)	7,339
874	Chemtura Corp.†	17,742
884	Clearwater Paper Corp.(a)	41,601
264	Eagle Materials, Inc.	17,495
5,840	Graphic Packaging Holding Co.†(a)	45,202
1,329	Handy & Harman, Ltd.(a)	23,762
1,044	HB Fuller Co.(a)	39,474
1,210	Headwaters, Inc.†(a)	10,697
680	Landec Corp.†(a)	8,983
203	Myers Industries, Inc.(a)	3,047
614	Neenah Paper, Inc.(a)	19,507
1,444	Olin Corp.(a)	34,540
1,224	OMNOVA Solutions, Inc.†(a)	9,804
1,314	PH Glatfelter Co.	32,981
1,209	PolyOne Corp.(a)	29,959
600	SunCoke Energy, Inc.†	8,412
4,877	Wausau Paper Corp.(a)	55,598
1,594	Zep, Inc.(a)	25,233
		480,969
Telecommunication Services — 0.5%
5,988	Cincinnati Bell, Inc.†(a)	18,323
1,660	Consolidated Communications Holdings, Inc.(a)	28,901
3,032	General Communication, Inc., Class A†	23,740
230	HickoryTech Corp.	2,445
480	Inteliquent, Inc.(a)	2,760
668	Lumos Networks Corp.(a)	11,423
2,783	Primus Telecommunications Group, Inc.	33,229
		120,821
Utilities — 0.1%
1,100	Ormat Technologies, Inc.(a)	25,872

Total Common Stock
(Cost $20,828,219)		23,518,856

SHORT-TERM INVESTMENTS (b)— 50.2%
347,184	Northern Trust Institutional Government Select Portfolio, 0.010%	347,184
11,639,687	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	11,639,687

Total Short-Term Investments
(Cost $11,986,871)		11,986,871

Total Investments — 148.7%
(Cost $32,815,090)		35,505,727
Other Assets & Liabilities, Net — (48.7)%		(11,632,617)

NET ASSETS — 100.0%		$23,873,110

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $11,303,062 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $11,639,687.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,871 (Note 6).

Ltd. — Limited
PLC— Public Limited Company

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK — 97.5%††
Consumer Discretionary — 13.7%
2,848	American Axle & Manufacturing Holdings, Inc.†(a)	$53,058
2,410	American Greetings Corp., Class A	43,910
394	America's Car-Mart, Inc.†(a)	17,037
815	Ameristar Casinos, Inc.(a)	21,426
1,224	Asbury Automotive Group, Inc.(a)	49,082
470	Ascent Capital Group, Inc., Class A	36,693
2,198	Bassett Furniture Industries, Inc.	34,135
60	Biglari Holdings, Inc.†	24,624
14,112	Bob Evans Farms, Inc.(a)	662,982
1,399	Bon-Ton Stores, Inc. (The)(a)	25,252
3,247	Boyd Gaming Corp.†(a)	36,691
160	Bright Horizons Family Solutions, Inc.†	5,554
5,830	Career Education Corp.	16,907
1,190	Carriage Services, Inc., Class A	20,170
207	Conn's, Inc.†(a)	10,714
200	Core-Mark Holding Co., Inc.(a)	12,700
245	Cracker Barrel Old Country Store, Inc.	23,192
1,498	Dana Holding Corp.	28,851
160	DineEquity, Inc.	11,019
3,990	Federal-Mogul Corp.	40,738
1,439	Flexsteel Industries, Inc.	35,083
794	Group 1 Automotive, Inc.(a)	51,078
7,300	Harman International Industries, Inc.(a)	395,660
4,383	Harte-Hanks, Inc.(a)	37,694
20,100	Hooker Furniture Corp.	326,826
1,298	Hovnanian Enterprises, Inc., Class A†(a)	7,282
1,574	Iconix Brand Group, Inc.(a)	46,291
2,370	Isle of Capri Casinos, Inc.(a)	17,775
1,944	JAKKS Pacific, Inc.	21,870
930	Jones Group, Inc. (The)(a)	12,788
2,470	Journal Communications, Inc., Class A(a)	18,500
1,264	KB Home	24,812
1,988	LeapFrog Enterprises, Inc., Class A†(a)	19,562
2,174	Libbey, Inc.	52,111
1,274	Lifetime Brands, Inc.	17,301
1,410	LIN TV Corp., Class A†	21,573
609	Lithia Motors, Inc., Class A(a)	32,466
5,973	Live Nation Entertainment, Inc.	92,582
11,210	Maidenform Brands, Inc.	194,269
2,972	Marcus Corp.(a)	37,804
654	Marriott Vacations Worldwide Corp.	28,279
530	Matthews International Corp., Class A(a)	19,981
280	MDC Holdings, Inc.	9,103
3,654	MDC Partners, Inc., Class A	65,918
440	Meritage Homes Corp.	19,078
6,210	Morgans Hotel Group Co.†	50,052
600	National CineMedia, Inc.(a)	10,134
4,061	New York Times Co. (The), Class A†(a)	44,915
1,253	Nexstar Broadcasting Group, Inc., Class A	44,431
530	Orient-Express Hotels, Ltd., Class A(a)	6,445
979	Penske Automotive Group, Inc.	29,899
2,873	Pinnacle Entertainment, Inc.†(a)	56,512
4,996	Reading International, Inc., Class A(a)	31,775
959	Red Robin Gourmet Burgers, Inc.(a)	52,918
2,353	Regis Corp.(a)	38,636
614	Rent-A-Center, Inc., Class A(a)	23,056
854	Ryland Group, Inc. (The)(a)	34,245
1,149	Saks, Inc.†(a)	15,672
2,065	Scholastic Corp.(a)	60,484
6,757	Scientific Games Corp., Class A	76,016
1,842	Sinclair Broadcast Group, Inc., Class A	54,118

Shares		Value
Consumer Discretionary (continued)
904	Skechers U.S.A., Inc., Class A†	$21,705
1,748	Sonic Automotive, Inc., Class A	36,953
410	Sotheby's(a)	15,543
2,755	Spartan Motors, Inc.	16,861
4,721	Standard Pacific Corp.(a)	39,326
2,673	Stein Mart, Inc.(a)	36,486
3,877	Stewart Enterprises, Inc., Class A(a)	50,750
301	Tenneco, Inc.	13,629
600	Tower International, Inc.†	11,874
558	Unifi, Inc.†	11,534
894	Valassis Communications, Inc.(a)	21,983
670	Wolverine World Wide, Inc.(a)	36,589
		3,722,962
Consumer Staples — 7.8%
1,880	Alliance One International, Inc.†	7,144
364	Andersons, Inc. (The)(a)	19,361
1,610	Boulder Brands, Inc.†(a)	19,400
3,483	Chiquita Brands International, Inc.(a)	38,034
6,600	Cott Corp.(a)	51,546
5,313	Dole Food Co., Inc.	67,741
14,900	Elizabeth Arden, Inc.†(a)	671,543
1,544	Fresh Del Monte Produce, Inc.	43,047
5,225	Harbinger Group, Inc.†	39,396
1,409	Ingles Markets, Inc., Class A(a)	35,577
9,100	Inter Parfums, Inc.(a)	259,532
1,369	John B. Sanfilippo & Son, Inc.(a)	27,599
1,150	Nash Finch Co.	25,312
200	Nu Skin Enterprises, Inc., Class A	12,224
4,021	Omega Protein Corp.†	36,109
5,107	Pantry, Inc. (The)(a)	62,203
1,099	Pilgrim's Pride Corp.(a)	16,419
2,480	Revlon, Inc., Class A†	54,709
15,550	Rite Aid Corp.†(a)	44,473
541	Seneca Foods Corp., Class A†(a)	16,598
1,150	Spartan Stores, Inc.(a)	21,206
950	Spectrum Brands Holdings, Inc.	54,027
478	Susser Holdings Corp.(a)	22,887
6,905	TreeHouse Foods, Inc.	452,554
684	Universal Corp.(a)	39,569
		2,138,210
Energy — 3.4%
5,920	Alpha Natural Resources, Inc.†(a)	31,021
20,200	Carrizo Oil & Gas, Inc.(a)	572,266
1,124	Comstock Resources, Inc.(a)	17,680
1,049	Exterran Holdings, Inc.(a)	29,498
3,040	Forest Oil Corp.†(a)	12,434
3,340	Global Geophysical Services, Inc.	15,764
697	Helix Energy Solutions Group, Inc.†(a)	16,059
21,800	McDermott International, Inc.†(a)	178,324
610	PDC Energy, Inc.†(a)	31,403
5,087	Penn Virginia Corp.(a)	23,909
		928,358
Financials — 28.4%
950	Alexander & Baldwin, Inc.†	37,763
700	Allied World Assurance Co. Holdings AG	64,057
1,419	American Capital Mortgage Investment Corp.‡	25,499
6,122	American Equity Investment Life Holding Co.(a)	96,115
1,100	American Safety Insurance Holdings, Ltd.†(a)	31,845
594	Amerisafe, Inc.	19,240
1,339	Argo Group International Holdings, Ltd.	56,760
4,701	ARMOUR Residential REIT, Inc.‡(a)	22,142

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Financials (continued)
10,276	Ashford Hospitality Trust, Inc.‡	$117,660
11,000	Aspen Insurance Holdings, Ltd.(a)	407,990
1,614	AV Homes, Inc.†(a)	28,616
1,783	Banco Latinoamericano de Comercio Exterior SA, Class E(a)	39,921
2,260	BancorpSouth, Inc.	40,002
3,277	Bank Mutual Corp.(a)	18,482
800	Bank of the Ozarks, Inc.(a)	34,664
8,049	Boston Private Financial Holdings, Inc.(a)	85,641
2,966	Capstead Mortgage Corp.‡	35,889
1,714	Cathay General Bancorp	34,880
431	CBL & Associates Properties, Inc.‡(a)	9,232
8,258	Cedar Realty Trust, Inc.‡	42,777
1,755	Centerstate Banks, Inc.	15,233
830	Central Pacific Financial Corp.	14,940
2,214	Chemical Financial Corp.(a)	57,542
224	City Holding Co.(a)	8,725
9,830	CNO Financial Group, Inc.	127,397
1,605	Community Bank System, Inc.(a)	49,514
1,714	Cousins Properties, Inc.‡(a)	17,311
10,610	Cowen Group, Inc., Class A†	30,769
1,976	DuPont Fabros Technology, Inc.‡(a)	47,720
6,394	Dynex Capital, Inc.‡(a)	65,155
1,153	Eagle Bancorp, Inc.†	25,804
1,544	Employers Holdings, Inc.	37,751
1,014	Enterprise Financial Services Corp.(a)	16,183
1,168	EPR Properties‡(a)	58,715
2,956	Equity One, Inc.‡(a)	66,894
4,299	EverBank Financial Corp.(a)	71,191
1,767	FBL Financial Group, Inc., Class A	76,882
960	Federal Agricultural Mortgage Corp., Class C(a)	27,725
5,140	FelCor Lodging Trust, Inc.‡(a)	30,377
1,074	First American Financial Corp.	23,671
2,707	First BanCorp(a)	19,166
12,490	First Busey Corp.	56,205
287	First Citizens BancShares, Inc., Class A	55,118
13,653	First Commonwealth Financial Corp.(a)	100,623
1,865	First Financial Bancorp	27,789
1,153	First Financial Bankshares, Inc.(a)	64,176
2,393	First Industrial Realty Trust, Inc.‡(a)	36,302
1,440	First Midwest Bancorp, Inc.(a)	19,757
2,828	First Potomac Realty Trust‡(a)	36,934
4,607	FirstMerit Corp.(a)	92,278
4,593	FNB Corp.(a)	55,483
26,300	Forestar Group, Inc.†(a)	527,578
954	Fox Chase Bancorp, Inc.(a)	16,218
1,870	Gain Capital Holdings, Inc.(a)	11,800
1,739	Glacier Bancorp, Inc.(a)	38,588
2,188	Global Indemnity PLC, Class A(a)	51,527
1,424	Greenlight Capital Re, Ltd., Class A	34,931
1,848	Hanmi Financial Corp.(a)	32,654
704	Heartland Financial USA, Inc.(a)	19,353
810	Highwoods Properties, Inc.‡(a)	28,844
4,740	Hilltop Holdings, Inc.†	77,736
18,400	HomeStreet, Inc.(a)	394,680
740	Horace Mann Educators Corp.(a)	18,041
463	Infinity Property & Casualty Corp.(a)	27,669
3,352	Inland Real Estate Corp.‡(a)	34,258
1,090	INTL FCStone, Inc.†	19,021
3,272	Invesco Mortgage Capital, Inc.‡(a)	54,184
6,066	Investment Technology Group, Inc.(a)	84,803
8,218	iStar Financial, Inc.† ‡(a)	92,781
894	Lakeland Financial Corp.	24,809
2,450	Lexington Realty Trust‡(a)	28,616

Shares		Value
Financials (continued)
6,218	Maiden Holdings, Ltd.(a)	$69,766
62	Markel Corp.	32,671
4,865	MB Financial, Inc.	130,382
3,448	Meadowbrook Insurance Group, Inc.	27,688
864	Mercantile Bank Corp.	15,526
2,400	MFA Financial, Inc.‡(a)	20,280
6,830	MGIC Investment Corp.(a)	41,458
1,419	Montpelier Re Holdings, Ltd.(a)	35,489
1,833	MVC Capital, Inc.	23,077
11,184	National Penn Bancshares, Inc.	113,629
194	National Western Life Insurance Co., Class A(a)	36,831
424	Navigators Group, Inc. (The)(a)	24,185
1,191	NBT Bancorp, Inc.(a)	25,213
2,306	Nelnet, Inc., Class A	83,224
720	New Mountain Finance Corp.(a)	10,195
10,616	NorthStar Realty Finance Corp.‡(a)	96,606
1,478	Ocwen Financial Corp.†	60,923
1,972	Old National Bancorp	27,273
824	One Liberty Properties, Inc.‡(a)	18,095
931	Oppenheimer Holdings, Inc., Class A(a)	17,726
811	Oritani Financial Corp.(a)	12,716
3,012	Pacific Continental Corp.(a)	35,542
6,900	PacWest Bancorp(a)	211,485
1,489	Parkway Properties, Inc.‡(a)	24,956
1,874	PHH Corp.†(a)	38,192
535	Phoenix, Inc.†(a)	23,005
1,069	Pinnacle Financial Partners, Inc.(a)	27,484
774	Piper Jaffray Cos.†(a)	24,466
824	Platinum Underwriters Holdings, Ltd.(a)	47,149
979	Primerica†	36,654
16,892	PrivateBancorp, Inc., Class A(a)	358,279
1,934	Provident Financial Services, Inc.	30,519
2,498	Radian Group, Inc.(a)	29,027
5,183	RAIT Financial Trust‡	38,976
2,314	Redwood Trust, Inc.‡(a)	39,338
1,237	Republic Bancorp, Inc., Class A(a)	27,115
466	RLI Corp.(a)	35,607
1,594	RLJ Lodging Trust‡	35,849
878	S&T Bancorp, Inc.	17,209
3,138	Safeguard Scientifics, Inc.†(a)	50,365
779	Simmons First National Corp., Class A	20,324
922	Southwest Bancorp, Inc.†(a)	12,170
844	Starwood Property Trust, Inc.‡	20,889
920	State Auto Financial Corp.(a)	16,716
1,409	Sterling Financial Corp.(a)	33,506
1,768	Strategic Hotels & Resorts, Inc.† ‡	15,665
5,270	Susquehanna Bancshares, Inc.(a)	67,720
840	SVB Financial Group(a)	69,989
2,023	SWS Group, Inc.†	11,025
9,439	Texas Capital Bancshares, Inc.†(a)	418,714
944	Trico Bancshares(a)	20,136
3,374	TrustCo Bank Corp.	18,355
4,936	Two Harbors Investment Corp.‡	50,594
1,645	Union First Market Bankshares Corp.(a)	33,871
701	United Fire Group, Inc.	17,406
1,309	Walter Investment Management Corp.	44,257
5,419	Webster Financial Corp.	139,160
21,128	Western Alliance Bancorp	334,456
1,244	Western Asset Mortgage Capital Corp.‡(a)	21,720
		7,721,439
Health Care — 3.1%
550	Almost Family, Inc.(a)	10,450
1,354	Amedisys, Inc.(a)	15,733
841	Amsurg Corp., Class A(a)	29,519

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Health Care (continued)
221	Centene Corp.†	$11,594
924	CONMED Corp.	28,866
2,653	Emeritus Corp.	61,496
4,730	Enzon Pharmaceuticals, Inc.	9,460
874	ExamWorks Group, Inc.(a)	18,555
1,712	Five Star Quality Care, Inc.†(a)	9,604
1,180	Gentiva Health Services, Inc.(a)	11,753
300	Haemonetics Corp.†	12,405
1,941	HealthSouth Corp.(a)	55,901
1,444	Kindred Healthcare, Inc.†(a)	18,960
1,761	Magellan Health Services, Inc.†	98,757
1,070	MedAssets, Inc.†	18,982
1,398	Molina Healthcare, Inc.†(a)	51,978
434	National Healthcare Corp.	20,745
1,710	Nektar Therapeutics	19,751
580	NuVasive, Inc.†	14,378
381	Owens & Minor, Inc.(a)	12,889
3,104	PDL BioPharma, Inc.(a)	23,963
2,538	PharMerica Corp.	35,177
5,945	RTI Biologics, Inc.†	22,353
5,649	Select Medical Holdings Corp.	46,322
1,792	Skilled Healthcare Group, Inc., Class A†	11,971
1,284	Triple-S Management Corp., Class B†(a)	27,567
3,607	Universal American Corp.(a)	32,066
4,612	Vanda Pharmaceuticals, Inc.†(a)	37,265
1,160	Vanguard Health Systems, Inc.†	24,058
805	ViroPharma, Inc.(a)	23,063
584	WellCare Health Plans, Inc.	32,441
		848,022
Industrials — 20.8%
984	AAR Corp.(a)	21,628
4,060	Accuride Corp.(a)	20,544
3,840	Air Transport Services Group, Inc.†	25,382
11,259	Aircastle, Ltd.(a)	180,031
460	Alaska Air Group, Inc.†	23,920
15,127	Albany International Corp., Class A	498,888
974	Ampco-Pittsburgh Corp.	18,282
1,344	Argan, Inc.	20,966
960	Arkansas Best Corp.(a)	22,032
6,370	Astronics Corp.†(a)	260,342
560	Atlas Air Worldwide Holdings, Inc.†(a)	24,506
510	Avis Budget Group, Inc.†	14,663
1,075	Belden, Inc.(a)	53,675
3,432	Blount International, Inc.(a)	40,566
515	Brady Corp., Class A(a)	15,826
2,057	Briggs & Stratton Corp.(a)	40,729
1,943	CAI International, Inc.†	45,796
6,539	Casella Waste Systems, Inc., Class A†(a)	28,183
3,460	CBIZ, Inc.†(a)	23,217
1,768	Comfort Systems USA, Inc.(a)	26,379
1,370	CRA International, Inc.†(a)	25,304
770	Cubic Corp.(a)	37,037
2,260	Curtiss-Wright Corp.	83,756
432	EMCOR Group, Inc.	17,561
1,240	Encore Wire Corp.(a)	42,284
4,300	EnerSys, Inc.(a)	210,872
5,217	Federal Signal Corp.(a)	45,649
2,359	FTI Consulting, Inc.(a)	77,587
1,040	General Cable Corp.	31,980
180	Genessee & Wyoming, Inc., Class A(a)	15,271
17,200	GP Strategies Corp.†(a)	409,704
3,062	Great Lakes Dredge & Dock Corp.(a)	23,945
42,367	Griffon Corp.(a)	476,629
5,468	Hawaiian Holdings, Inc.(a)	33,410
250	HEICO Corp.(a)	12,592

Shares		Value
Industrials (continued)
604	Hyster-Yale Materials Handling, Inc.	$37,925
630	International Shipholding Corp.	14,698
9,813	JetBlue Airways Corp.†(a)	61,822
1,123	Kelly Services, Inc., Class A(a)	19,619
1,953	Layne Christensen Co.(a)	38,103
24,000	Marten Transport, Ltd.(a)	376,080
933	MasTec, Inc.(a)	30,696
5,940	Meritor, Inc.†(a)	41,877
1,034	Michael Baker Corp.(a)	28,032
3,214	Miller Industries, Inc.(a)	49,431
9,800	Mistras Group, Inc.(a)	172,284
693	Mueller Industries, Inc.	34,948
844	MYR Group, Inc.†(a)	16,416
1,599	NCI Building Systems, Inc.†	24,449
1,334	NN, Inc.(a)	15,221
23,600	Orbital Sciences Corp.†	409,932
14,394	Orion Marine Group, Inc.(a)	174,023
660	Patrick Industries, Inc.†	13,721
2,230	Quality Distribution, Inc.†	19,713
3,502	Republic Airways Holdings, Inc.†	39,678
1,614	Rexnord Corp.(a)	27,196
1,203	Rush Enterprises, Inc., Class A(a)	29,774
2,149	SkyWest, Inc.	29,097
2,703	Sterling Construction Co., Inc.†	24,489
2,571	TAL International Group, Inc.(a)	112,019
500	Teledyne Technologies, Inc.†	38,675
604	Textainer Group Holdings, Ltd.(a)	23,218
9,600	TMS International Corp., Class A	142,368
14,300	Trimas Corp.	533,104
1,923	Tutor Perini Corp.(a)	34,787
1,210	US Airways Group, Inc.(a)	19,868
564	USG Corp.	13,000
3,530	UTi Worldwide, Inc.	58,139
		5,653,538
Information Technology — 13.8%
2,174	Acxiom Corp.†(a)	49,306
2,210	Applied Micro Circuits Corp.†	19,448
560	Black Box Corp.	14,179
408	CACI International, Inc., Class A(a)	25,904
1,290	Checkpoint Systems, Inc.†	18,305
1,160	Ciena Corp.†(a)	22,527
8,200	Coherent, Inc.	451,574
1,044	Comtech Telecommunications Corp.	28,073
2,458	Datalink Corp.†	26,153
310	Diodes, Inc.	8,051
1,950	DSP Group, Inc.†(a)	16,204
2,110	EarthLink, Inc.	13,103
27,000	Entegris, Inc.†	253,530
5,000	Euronet Worldwide, Inc.†(a)	159,300
247	First Solar, Inc.†(a)	11,048
2,328	FormFactor, Inc.(a)	15,714
30,300	GSI Group, Inc.†(a)	243,612
10,920	Imation Corp.	46,192
2,012	Insight Enterprises, Inc.†	35,693
3,300	International Rectifier Corp.†	69,102
6,215	Measurement Specialties, Inc.(a)	289,184
16,800	Methode Electronics, Inc.	285,768
19,130	Microsemi Corp.(a)	435,208
12,200	MKS Instruments, Inc.	323,788
2,753	MoneyGram International, Inc.(a)	62,355
3,710	Monster Worldwide, Inc.†	18,216
534	NETGEAR, Inc.(a)	16,309
2,416	OmniVision Technologies, Inc.(a)	45,058
3,034	Photronics, Inc.†(a)	24,454
400	Plexus Corp.†(a)	11,956

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
30,570	PMC - Sierra, Inc.†(a)	$194,119
3,597	Rambus, Inc.	30,898
4,256	RF Micro Devices, Inc.(a)	22,770
2,245	Richardson Electronics, Ltd.(a)	26,356
1,304	Sanmina Corp.†(a)	18,713
2,076	ScanSource, Inc.†(a)	66,432
6,770	Sigma Designs, Inc.†	34,189
2,323	Spansion, Inc., Class A†	29,084
7,956	SunEdison, Inc.†	65,001
1,254	SYNNEX Corp.(a)	53,019
5,770	Tellabs, Inc.(a)	11,425
1,980	TriQuint Semiconductor, Inc.(a)	13,721
2,568	TTM Technologies, Inc.(a)	21,571
640	Unisys Corp.(a)	14,125
5,393	United Online, Inc.(a)	40,879
1,040	Web.com Group, Inc.(a)	26,624
1,030	WebMD Health Corp., Class A	30,251
7,916	Westell Technologies, Inc., Class A†	18,919
		3,757,410
Materials — 4.6%
1,184	A Schulman, Inc.	31,755
1,260	Berry Plastics Group, Inc.†	27,808
5,006	Boise, Inc.(a)	42,751
1,748	Century Aluminum Co.(a)	16,222
514	Clearwater Paper Corp.	24,189
766	Coeur Mining, Inc.	10,188
3,800	Deltic Timber Corp.	219,716
6,520	Graphic Packaging Holding Co.†	50,465
1,714	Handy & Harman, Ltd.	30,646
643	HB Fuller Co.	24,312
4,436	Hecla Mining Co.(a)	13,219
714	Kraton Performance Polymers, Inc.†	15,137
1,165	Louisiana-Pacific Corp.	17,230
804	Minerals Technologies, Inc.	33,237
1,461	Myers Industries, Inc.(a)	21,930
11,769	Neenah Paper, Inc.(a)	373,901
1,610	Olympic Steel, Inc.(a)	39,445
864	OM Group, Inc.†(a)	26,715
2,294	PH Glatfelter Co.	57,580
773	PolyOne Corp.(a)	19,155
2,088	Resolute Forest Products, Inc.†(a)	27,499
1,414	Sensient Technologies Corp.	57,224
5,460	Wausau Paper Corp.(a)	62,244
		1,242,568
Telecommunication Services — 0.6%
10,610	Cincinnati Bell, Inc.†(a)	32,466
2,490	Consolidated Communications Holdings, Inc.(a)	43,351
4,370	General Communication, Inc., Class A†	34,217
1,440	Lumos Networks Corp.(a)	24,624
1,310	NTELOS Holdings Corp.	21,563
1,619	Primus Telecommunications Group, Inc.	19,331
		175,552
Utilities — 1.3%
360	Avista Corp.	9,727
744	Cleco Corp.(a)	34,544
644	El Paso Electric Co.(a)	22,740
550	Empire District Electric Co.(a)	12,270
484	IDACORP, Inc.(a)	23,116
434	Laclede Group, Inc.(a)	19,817
222	MGE Energy, Inc.(a)	12,157
260	NorthWestern Corp.	10,374
2,139	Ormat Technologies, Inc.(a)	50,309
504	Piedmont Natural Gas Co., Inc.(a)	17,005

Shares		Value
Utilities (continued)
904	PNM Resources, Inc.	$20,060
1,339	Portland General Electric Co.(a)	40,960
634	Southwest Gas Corp.	29,665
564	UIL Holdings Corp.(a)	21,573
384	UNS Energy Corp.	17,176
524	WGL Holdings, Inc.(a)	22,647
		364,140
Total Common Stock
(Cost $23,454,798)		26,552,199

SHORT-TERM INVESTMENTS (b) — 44.8%
602,584	Northern Trust Institutional Government Select Portfolio, 0.010%	602,584
11,588,079	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	11,588,079

Total Short-Term Investments
(Cost $12,190,663)		12,190,663

Total Investments — 142.3%
(Cost $35,645,461)		38,742,862
Other Assets & Liabilities, Net — (42.3)%		(11,515,286)

NET ASSETS — 100.0%		$27,227,576

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $11,303,675 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $11,588,079.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $115,176 (Note 6).

Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK — 99.0%
Consumer Discretionary — 12.6%
300	1-800-Flowers.com, Inc., Class A†(a)	$1,857
975	Aaron's, Inc.	27,310
900	Abercrombie & Fitch Co., Class A	40,725
800	Advance Auto Parts, Inc.	64,936
850	Aeropostale, Inc.†(a)	11,730
100	AFC Enterprises, Inc.†	3,594
90	AH Belo Corp., Class A	617
3,688	Amazon.com, Inc.	1,024,121
400	Ambassadors Group, Inc.	1,420
656	AMC Networks, Inc., Class A†	42,909
3,500	American Apparel, Inc.†(a)	6,720
1,400	American Axle & Manufacturing Holdings, Inc.†(a)	26,082
2,625	American Eagle Outfitters, Inc.	47,932
450	American Greetings Corp., Class A	8,199
100	Ameristar Casinos, Inc.(a)	2,629
964	ANN, Inc.(a)	32,005
1,350	Apollo Group, Inc., Class A(a)	23,922
300	Arbitron, Inc.	13,935
1,128	Ascena Retail Group, Inc.	19,684
200	Ascent Capital Group, Inc., Class A	15,614
1,017	Autoliv, Inc.	78,706
1,250	AutoNation, Inc.†(a)	54,237
406	AutoZone, Inc.†	172,018
500	Bally Technologies, Inc.(a)	28,210
200	Beazer Homes USA, Inc.†(a)	3,504
1,400	bebe stores, Inc.(a)	7,854
1,925	Bed Bath & Beyond, Inc.	136,482
950	Belo Corp., Class A	13,252
3,400	Best Buy Co., Inc.	92,922
200	Big 5 Sporting Goods Corp.	4,390
500	Big Lots, Inc.	15,765
40	Biglari Holdings, Inc.†	16,416
250	Blue Nile, Inc.†	9,445
224	Blyth, Inc.(a)	3,127
400	Bon-Ton Stores, Inc. (The)(a)	7,220
100	Books-A-Million, Inc., Class A†(a)	262
1,280	BorgWarner, Inc.	110,272
2,000	Boyd Gaming Corp.†	22,600
1,000	Bravo Brio Restaurant Group, Inc.	17,820
500	Bridgepoint Education, Inc.†(a)	6,090
775	Brinker International, Inc.(a)	30,558
764	Brookfield Residential Properties, Inc.†(a)	16,854
500	Brunswick Corp.	15,975
500	Cabela's, Inc.	32,380
2,625	Cablevision Systems Corp., Class A(a)	44,153
200	Cache, Inc.†(a)	890
500	Callaway Golf Co.(a)	3,290
500	Career Education Corp.	1,450
1,755	CarMax, Inc.	81,011
3,200	Carnival Corp.	109,728
850	Carter's, Inc.	62,959
5,983	CBS Corp., Class B	292,389
362	Charles & Colvard, Ltd.†	1,477
700	Charter Communications, Inc., Class A(a)	86,695
600	Cheesecake Factory, Inc. (The)(a)	25,134
2,450	Chico's FAS, Inc.	41,797
200	Children's Place Retail Stores, Inc. (The)†	10,960
237	Chipotle Mexican Grill, Inc., Class A	86,351
800	Cinemark Holdings, Inc.	22,336
50	Citi Trends, Inc.†(a)	726
1,000	Clear Channel Outdoor Holdings, Inc., Class A†(a)	7,460
3,150	Coach, Inc.(a)	179,833
100	Cobra Electronics Corp.†	300

Shares		Value
Consumer Discretionary (continued)
362	Coldwater Creek, Inc.†	$905
110	Collectors Universe(a)	1,457
200	Columbia Sportswear Co.(a)	12,530
20,821	Comcast Corp., Class A	871,983
500	Conn's, Inc.†	25,880
1,000	Cooper Tire & Rubber Co.	33,170
2,450	Corinthian Colleges, Inc.†(a)	5,488
1,200	Crocs, Inc.	19,800
6,200	Crown Media Holdings, Inc., Class A†(a)	15,314
50	CSS Industries, Inc.	1,246
679	CST Brands, Inc.†(a)	20,920
300	Cumulus Media, Inc., Class A†(a)	1,017
1,500	Dana Holding Corp.	28,890
1,075	Darden Restaurants, Inc.	54,266
450	Deckers Outdoor Corp.†(a)	22,730
775	DeVry, Inc.	24,041
1,002	Dick's Sporting Goods, Inc.	50,160
100	Dillard's, Inc., Class A	8,197
5,633	DIRECTV†	347,105
1,600	Discovery Communications, Inc., Class A†(a)	123,536
2,025	DISH Network Corp., Class A	86,103
100	Dixie Group, Inc. (The)†	830
1,000	Dollar General Corp.	50,430
2,100	Dollar Tree, Inc.	106,764
650	Domino's Pizza, Inc.	37,797
650	Dover Downs Gaming & Entertainment, Inc.	1,007
2,623	DR Horton, Inc.(a)	55,817
1,200	DreamWorks Animation SKG, Inc., Class A(a)	30,792
642	Education Management Corp.†(a)	3,608
219	Emmis Communications Corp., Class A†	469
100	Empire Resorts, Inc.†(a)	292
250	Entercom Communications Corp., Class A(a)	2,360
100	Entravision Communications Corp., Class A	615
1,366	EW Scripps Co. (The), Class A†	21,282
1,057	Expedia, Inc.(a)	63,579
1,000	Express, Inc.†	20,970
1,200	Family Dollar Stores, Inc.	74,772
200	Famous Dave's of America, Inc.†(a)	3,118
1,500	Federal-Mogul Corp.	15,315
800	Fifth & Pacific Cos., Inc.†	17,872
100	Finish Line, Inc. (The), Class A(a)	2,186
1,900	Foot Locker, Inc.	66,747
40,485	Ford Motor Co.	626,303
300	Forward Industries, Inc.†(a)	555
600	Fossil Group, Inc.†	61,986
700	Fred's, Inc., Class A(a)	10,843
28	Furniture Brands International, Inc.†	112
600	Gaiam, Inc., Class A†	2,676
1,625	GameStop Corp., Class A	68,299
600	Gaming Partners International Corp.	4,740
2,800	Gannett Co., Inc.	68,488
3,675	Gap, Inc. (The)	153,358
6,400	General Motors Co.(a)	213,184
275	Genesco, Inc.†	18,422
2,010	Gentex Corp.	46,330
1,600	Genuine Parts Co.(a)	124,912
300	GNC Holdings, Inc., Class A	13,263
1,875	Goodyear Tire & Rubber Co. (The)	28,669
500	Grand Canyon Education, Inc.†(a)	16,115
1,000	Gray Television, Inc.†	7,200
200	Group 1 Automotive, Inc.(a)	12,866
400	Guess, Inc.(a)	12,412

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
2,635	H&R Block, Inc.	$73,121
696	Hanesbrands, Inc.	35,788
2,475	Harley-Davidson, Inc.	135,680
600	Harman International Industries, Inc.	32,520
1,000	Harte-Hanks, Inc.	8,600
1,300	Hasbro, Inc.(a)	58,279
200	Helen of Troy, Ltd.	7,674
500	hhgregg, Inc.†(a)	7,985
200	Hibbett Sports, Inc.†(a)	11,100
300	Hillenbrand, Inc.	7,113
13,147	Home Depot, Inc. (The)	1,018,498
200	Hooker Furniture Corp.	3,252
1,000	Hovnanian Enterprises, Inc., Class A†(a)	5,610
418	HSN, Inc.	22,455
600	Hyatt Hotels Corp., Class A†	24,216
450	Iconix Brand Group, Inc.(a)	13,235
3,450	International Game Technology	57,649
237	International Speedway Corp., Class A	7,458
5,372	Interpublic Group of Cos., Inc. (The)	78,163
743	Interval Leisure Group, Inc.(a)	14,801
340	ITT Educational Services, Inc.†(a)	8,296
2,292	J.C. Penney Co., Inc.(a)	39,147
350	Jack in the Box, Inc.	13,752
1,500	Jarden Corp.†	65,625
500	John Wiley & Sons, Inc., Class A(a)	20,045
6,850	Johnson Controls, Inc.	245,161
378	Jones Group, Inc. (The)	5,198
300	Jos A Bank Clothiers, Inc.†(a)	12,396
600	Journal Communications, Inc., Class A	4,494
300	K12, Inc.†(a)	7,881
800	KB Home	15,704
200	Kid Brands, Inc.†	308
2,400	Kohl's Corp.(a)	121,224
300	Krispy Kreme Doughnuts, Inc.	5,235
2,540	L Brands, Inc.	125,095
200	Lakes Entertainment, Inc.†	702
500	Lamar Advertising Co., Class A	21,700
4,300	Las Vegas Sands Corp.	227,599
200	La-Z-Boy, Inc., Class Z	4,054
100	LeapFrog Enterprises, Inc., Class A†(a)	984
1,183	Lear Corp.	71,524
500	Learning Tree International, Inc.†(a)	1,525
750	Lee Enterprises, Inc.†(a)	1,530
1,410	Leggett & Platt, Inc.(a)	43,837
1,200	Lennar Corp., Class A(a)	43,248
1,000	Libbey, Inc.	23,970
1,887	Liberty Global PLC, Class A†	139,772
400	Liberty Global PLC†	27,160
4,600	Liberty Interactive Corp., Class A†	105,846
1,177	Liberty Media Corp.†	149,197
230	Liberty Ventures†	19,552
200	Life Time Fitness, Inc.†(a)	10,022
700	Lifetime Brands, Inc.	9,506
200	LIN TV Corp., Class A†(a)	3,060
200	Lincoln Educational Services Corp.(a)	1,054
1,350	Lions Gate Entertainment Corp.	37,085
2,537	Live Nation Entertainment, Inc.	39,324
3,600	LKQ Corp.†	92,700
200	Loral Space & Communications, Inc.	11,996
11,456	Lowe's Cos., Inc.	468,550
4,298	Macy's, Inc.	206,304
881	Madison Square Garden Co. (The), Class A	52,199
100	Marcus Corp.	1,272
700	Marine Products Corp.(a)	5,614
2,577	Marriott International, Inc., Class A	104,033
257	Marriott Vacations Worldwide Corp.	11,113

Shares		Value
Consumer Discretionary (continued)
3,100	Martha Stewart Living Omnimedia, Class A†	$7,471
3,255	Mattel, Inc.	147,484
100	Matthews International Corp., Class A	3,770
496	McClatchy Co. (The), Class A†(a)	1,131
10,104	McDonald's Corp.	1,000,296
271	MDC Holdings, Inc.	8,810
500	Media General, Inc., Class A†(a)	5,515
500	Meritage Homes Corp.	21,680
4,200	MGM Resorts International(a)	62,076
577	Mohawk Industries, Inc.	64,907
1,600	Monarch Casino & Resort, Inc.†(a)	26,976
150	Morgans Hotel Group Co.†	1,209
700	MTR Gaming Group, Inc.†	2,345
591	Multimedia Games Holding Co., Inc.†	15,407
500	National CineMedia, Inc.	8,445
50	Nautilus, Inc.†	434
492	Netflix, Inc.(a)	103,856
1,300	New York & Co., Inc.†	8,255
2,100	New York Times Co. (The), Class A†(a)	23,226
2,926	Newell Rubbermaid, Inc.	76,808
13,313	News Corp., Class A	434,004
200	Nexstar Broadcasting Group, Inc., Class A	7,092
7,330	NIKE, Inc., Class B	466,774
2,000	Nordstrom, Inc.	119,880
40	NVR, Inc.	36,880
5,525	Office Depot, Inc.(a)	21,382
1,100	OfficeMax, Inc.(a)	11,253
2,775	Omnicom Group, Inc.(a)	174,464
2,900	Orbitz Worldwide, Inc.†	23,287
41	Orchard Supply Hardware Stores Corp., Class A†(a)	12
1,142	O'Reilly Automotive, Inc.	128,612
650	Orleans Homebuilders, Inc.† (b)	—
200	Outerwall, Inc.(a)	11,734
300	Overstock.com, Inc.†(a)	8,460
50	Oxford Industries, Inc.	3,120
200	Pacific Sunwear of California, Inc.†(a)	730
300	Panera Bread Co., Class A	55,782
700	Penn National Gaming, Inc.(a)	37,002
400	Penske Automotive Group, Inc.	12,216
1,500	Pep Boys-Manny Moe & Jack (The)	17,370
100	Perry Ellis International, Inc.	2,031
950	PetSmart, Inc.(a)	63,641
825	Pier 1 Imports, Inc.	19,379
800	Pinnacle Entertainment, Inc.†(a)	15,736
600	Polaris Industries, Inc.	57,000
275	Premier Exhibitions, Inc.†(a)	479
525	priceline.com, Inc.†(a)	434,243
2,765	PulteGroup, Inc.	52,452
691	PVH Corp.	86,410
50	Quiksilver, Inc.†(a)	322
1,850	RadioShack Corp.(a)	5,846
565	Ralph Lauren Corp., Class A	98,163
1,000	ReachLocal, Inc.(a)	12,260
600	Regal Entertainment Group, Class A(a)	10,740
200	Regis Corp.(a)	3,284
250	Rent-A-Center, Inc., Class A(a)	9,388
1,500	Rick's Cabaret International, Inc.†	12,945
100	Rocky Brands, Inc.	1,512
2,075	Ross Stores, Inc.	134,481
1,625	Royal Caribbean Cruises, Ltd.	54,178
500	Ruby Tuesday, Inc.(a)	4,615
500	Ryland Group, Inc. (The)(a)	20,050
1,800	Saks, Inc.†(a)	24,552
100	Salem Communications Corp., Class A	749

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Consumer Discretionary (continued)
1,000	Sally Beauty Holdings, Inc.	$31,100
400	School Specialty, Inc.† (b)	—
1,500	Scientific Games Corp., Class A	16,875
900	Scripps Networks Interactive, Inc., Class A(a)	60,084
396	Sears Canada, Inc.(a)	4,103
925	Sears Holdings Corp.(a)	38,924
188	Select Comfort Corp.†	4,711
1,400	Service Corp. International	25,242
100	SHFL Entertainment, Inc.†	1,771
600	Shoe Carnival, Inc.	14,406
776	Signet Jewelers, Ltd.	52,326
900	Sinclair Broadcast Group, Inc., Class A	26,442
48,100	Sirius XM Radio, Inc.(a)	161,135
900	Six Flags Entertainment Corp.	31,644
1,000	Sonic Automotive, Inc., Class A	21,140
800	Sonic Corp.†(a)	11,648
603	Sotheby's(a)	22,860
75	Spartan Motors, Inc.	459
400	Speedway Motorsports, Inc.(a)	6,960
552	Stage Stores, Inc.(a)	12,972
1,892	Stanley Black & Decker, Inc.	146,252
200	Stanley Furniture Co., Inc.†	800
8,075	Staples, Inc.(a)	128,070
8,100	Starbucks Corp.	530,469
1,973	Starwood Hotels & Resorts Worldwide, Inc.(a)	124,674
1,177	Starz†	26,012
100	Steinway Musical Instruments, Inc.†	3,043
900	Stewart Enterprises, Inc., Class A(a)	11,781
150	Superior Industries International, Inc.	2,582
600	Systemax, Inc.	5,646
6,500	Target Corp.	447,590
700	Tempur Sealy International, Inc.	30,730
450	Tenneco, Inc.	20,376
380	Tesla Motors, Inc.†(a)	40,823
1,000	Texas Roadhouse, Inc., Class A	25,020
3,700	Thomson Reuters Corp.	120,509
500	Thor Industries, Inc.(a)	24,590
1,235	Tiffany & Co.	89,957
3,016	Time Warner Cable, Inc., Class A	339,240
8,983	Time Warner, Inc.	519,397
6,850	TJX Cos., Inc.	342,911
1,600	Toll Brothers, Inc.†(a)	52,208
800	Tractor Supply Co.	94,088
200	Trans World Entertainment Corp.	972
1,300	Trinity Place Holdings, Inc.†	6,370
1,057	TripAdvisor, Inc.(a)	64,340
300	True Religion Apparel, Inc.	9,498
1,000	TRW Automotive Holdings Corp.	66,440
200	Tuesday Morning Corp.†	2,074
600	Tupperware Brands Corp.	46,614
600	Ulta Salon Cosmetics & Fragrance, Inc.(a)	60,096
800	Under Armour, Inc., Class A(a)	47,768
200	Universal Electronics, Inc.	5,626
500	Universal Technical Institute, Inc.(a)	5,165
1,400	Urban Outfitters, Inc.	56,308
200	Value Line, Inc.(a)	1,700
300	Valuevision Media, Inc., Class A†	1,533
950	VF Corp.	183,407
4,906	Viacom, Inc., Class B	333,853
600	Visteon Corp.	37,872
17,668	Walt Disney Co. (The)	1,115,734
296	Weight Watchers International, Inc.(a)	13,616
4,600	Wendy's Co. (The)(a)	26,818
572	Whirlpool Corp.	65,414
1,100	Williams-Sonoma, Inc.(a)	61,479

Shares		Value
Consumer Discretionary (continued)
500	Winnebago Industries, Inc.(a)	$10,495
400	Wolverine World Wide, Inc.(a)	21,844
600	World Wrestling Entertainment, Inc., Class A	6,186
1,360	Wyndham Worldwide Corp.	77,833
650	Wynn Resorts, Ltd.(a)	83,200
4,650	Yum! Brands, Inc.	322,431
1,900	Zale Corp.†	17,290
		22,150,279
Consumer Staples — 9.4%
200	Alico, Inc.	8,022
2,200	Alliance One International, Inc.†(a)	8,360
20,175	Altria Group, Inc.	705,923
250	Andersons, Inc. (The)	13,297
5,986	Archer-Daniels-Midland Co.	202,985
3,950	Avon Products, Inc.	83,069
1,900	Beam, Inc.	119,909
1,350	Brown-Forman Corp., Class B	91,193
1,550	Bunge, Ltd.	109,694
2,175	Campbell Soup Co.	97,418
1,500	Central European Distribution Corp.† (b)	—
1,700	Church & Dwight Co., Inc.	104,907
1,200	Clorox Co. (The)(a)	99,768
43,140	Coca-Cola Co. (The)	1,730,345
2,695	Coca-Cola Enterprises, Inc.	94,756
9,136	Colgate-Palmolive Co.	523,401
4,573	ConAgra Foods, Inc.	159,735
1,550	Constellation Brands, Inc., Class A†	80,786
4,150	Costco Wholesale Corp.	458,865
250	Crimson Wine Group, Ltd.†	2,120
13,042	CVS Caremark Corp.	745,742
650	Darling International, Inc.†	12,129
2,134	Dean Foods Co.†(a)	21,383
1,500	Dole Food Co., Inc.	19,125
2,000	Dr. Pepper Snapple Group, Inc.	91,860
584	Energizer Holdings, Inc.	58,698
2,400	Estee Lauder Cos., Inc. (The), Class A	157,848
2,531	Flowers Foods, Inc.(a)	55,798
7,100	General Mills, Inc.	344,563
962	Green Mountain Coffee Roasters, Inc.†(a)	72,208
400	Hain Celestial Group, Inc. (The)(a)	25,988
1,200	Herbalife, Ltd.(a)	54,168
1,746	Hershey Co. (The)	155,883
1,344	Hillshire Brands Co.	44,460
1,500	Hormel Foods Corp.(a)	57,870
550	Ingles Markets, Inc., Class A	13,887
800	Ingredion, Inc.	52,496
1,219	JM Smucker Co. (The)	125,740
2,725	Kellogg Co.	175,027
4,107	Kimberly-Clark Corp.	398,954
5,607	Kraft Foods Group, Inc.(a)	313,263
5,225	Kroger Co. (The)	180,472
3,130	Lorillard, Inc.(a)	136,718
70	Mannatech, Inc.†	769
750	McCormick & Co., Inc.(a)	52,770
2,300	Mead Johnson Nutrition Co., Class A	182,229
200	MGP Ingredients, Inc.(a)	1,192
1,500	Molson Coors Brewing Co., Class B	71,790
16,821	Mondelez International, Inc., Class A	479,903
1,600	Monster Beverage Corp.(a)	97,232
700	Nu Skin Enterprises, Inc., Class A	42,784
15,591	PepsiCo, Inc.	1,275,188
16,525	Philip Morris International, Inc.	1,431,396
350	Post Holdings, Inc.†	15,281
350	Prestige Brands Holdings, Inc.†	10,199
28,939	Procter & Gamble Co. (The)	2,228,014
100	Reliv International, Inc.	128

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Consumer Staples (continued)
3,503	Reynolds American, Inc.(a)	$169,440
7,050	Rite Aid Corp.†(a)	20,163
70	Rocky Mountain Chocolate Factory, Inc.	846
2,800	Safeway, Inc.(a)	66,248
50	Sanderson Farms, Inc.	3,321
1,350	Smithfield Foods, Inc.	44,212
1,000	Snyders-Lance, Inc.	28,410
3,036	SUPERVALU, Inc.(a)	18,884
6,700	Sysco Corp.(a)	228,872
2,930	Tyson Foods, Inc., Class A	75,242
450	United Natural Foods, Inc.	24,296
198	USANA Health Sciences, Inc.	14,331
1,102	Vector Group, Ltd.(a)	17,875
9,150	Walgreen Co.	404,430
17,470	Wal-Mart Stores, Inc.	1,301,340
776	WhiteWave Foods Co., Class B†(a)	11,795
545	WhiteWave Foods Co., Class A	8,856
3,250	Whole Foods Market, Inc.	167,310
		16,503,579
Energy — 9.9%
250	Alon USA Energy, Inc.	3,615
2,272	Alpha Natural Resources, Inc.†(a)	11,905
1,000	Amyris, Inc.(a)	2,890
5,087	Anadarko Petroleum Corp.	437,126
4,091	Apache Corp.	342,949
300	Approach Resources, Inc.(a)	7,371
3,000	Arch Coal, Inc.(a)	11,340
600	Atwood Oceanics, Inc.†	31,230
4,245	Baker Hughes, Inc.	195,822
600	Barnwell Industries, Inc.†	1,890
400	Berry Petroleum Co., Class A	16,928
45	BioFuel Energy Corp.†	150
900	Bolt Technology Corp.	15,372
300	BP Prudhoe Bay Royalty Trust	28,881
3,100	BPZ Resources, Inc.†	5,549
200	Bristow Group, Inc.	13,064
1,800	Cabot Oil & Gas Corp.	127,836
1,218	Cal Dive International, Inc.(a)	2,290
1,500	Callon Petroleum Co.†	5,055
2,450	Cameron International Corp.	149,842
150	CARBO Ceramics, Inc.(a)	10,115
200	Cheniere Energy, Inc.†	5,552
6,600	Chesapeake Energy Corp.(a)	134,508
20,669	Chevron Corp.	2,445,969
447	Cimarex Energy Co.	29,051
600	Clean Energy Fuels Corp.(a)	7,920
1,000	Cloud Peak Energy, Inc.	16,480
400	Comstock Resources, Inc.(a)	6,292
800	Concho Resources, Inc.	66,976
13,181	ConocoPhillips	797,450
2,600	Consol Energy, Inc.	70,460
500	Continental Resources, Inc.(a)	43,030
200	Cross Timbers Royalty Trust	5,324
500	Crosstex Energy, Inc.	9,880
175	Delek US Holdings, Inc.(a)	5,036
3,779	Denbury Resources, Inc.	65,452
4,336	Devon Energy Corp.	224,952
206	DHT Holdings, Inc.(a)	923
850	Diamond Offshore Drilling, Inc.(a)	58,472
800	Dresser-Rand Group, Inc.†	47,984
300	Dril-Quip, Inc.†	27,087
890	Energen Corp.	46,511
525	Energy Transfer Partners, LP(A)	26,533
1,000	Energy XXI Bermuda, Ltd.(a)	22,180
2,575	EOG Resources, Inc.	339,076
15	EPL Oil & Gas, Inc.†	440
1,600	EQT Corp.	126,992

Shares		Value
Energy (continued)
2,700	EXCO Resources, Inc.(a)	$20,628
812	Exterran Holdings, Inc.(a)	22,833
47,466	Exxon Mobil Corp.	4,288,553
1,906	FMC Technologies, Inc.†	106,126
950	Forest Oil Corp.†(a)	3,886
226	Geospace Technologies Corp.	15,612
500	Goodrich Petroleum Corp.	6,400
1,725	Gulf Coast Ultra Deep Royalty Trust†(a)	3,450
381	Gulf Island Fabrication, Inc.	7,296
300	Gulfmark Offshore, Inc., Class A(a)	13,527
350	Gulfport Energy Corp.†	16,475
10,181	Halliburton Co.	424,751
1,000	Helix Energy Solutions Group, Inc.†(a)	23,040
1,150	Helmerich & Payne, Inc.(a)	71,818
1,900	Hercules Offshore, Inc.	13,376
3,290	Hess Corp.	218,752
1,058	HollyFrontier Corp.(a)	45,261
500	Hornbeck Offshore Services, Inc.†	26,750
1,750	ION Geophysical Corp.(a)	10,535
450	James River Coal Co.†	819
2,200	Key Energy Services, Inc.	13,090
10,260	Kinder Morgan, Inc.(a)	391,419
2,950	Kodiak Oil & Gas Corp.	26,226
400	Lufkin Industries, Inc.(a)	35,388
9	Magnum Hunter Resources Corp.(a)	33
7,572	Marathon Oil Corp.	261,840
3,452	Marathon Petroleum Corp.	245,299
450	Matrix Service Co.†	7,011
2,875	McDermott International, Inc.†	23,517
2,075	Murphy Oil Corp.	126,347
3,100	Nabors Industries, Ltd.	47,461
4,420	National Oilwell Varco, Inc.	304,538
1,525	Newfield Exploration Co.	36,432
875	Newpark Resources, Inc.†	9,616
3,078	Noble Energy, Inc.	184,803
1,000	Northern Oil and Gas, Inc.†(a)	13,340
400	Oasis Petroleum, Inc.	15,548
8,680	Occidental Petroleum Corp.	774,516
900	Oceaneering International, Inc.	64,980
500	Oil States International, Inc.†	46,320
1	Pacific Ethanol, Inc.†	4
1,950	Patterson-UTI Energy, Inc.	37,742
3,150	Peabody Energy Corp.(a)	46,116
2,300	PetroQuest Energy, Inc.†(a)	9,108
6,890	Phillips 66	405,890
1,125	Pioneer Natural Resources Co.	162,844
1,700	Pyramid Oil Co.†(a)	6,834
2,200	QEP Resources, Inc.	61,116
1,700	Quicksilver Resources, Inc.†(a)	2,856
1,800	Range Resources Corp.	139,176
600	Rex Energy Corp.†(a)	10,548
600	Rosetta Resources, Inc.†	25,512
1,600	Rowan PLC, Class A	54,512
1,012	RPC, Inc.(a)	13,976
4,400	SandRidge Energy, Inc.†(a)	20,944
14,224	Schlumberger, Ltd.	1,019,292
1,000	Ship Finance International, Ltd.(a)	14,840
750	SM Energy Co.	44,985
1,000	Solazyme, Inc.†(a)	11,720
4,200	Southwestern Energy Co.(a)	153,426
6,641	Spectra Energy Corp.	228,849
270	Steel Excel, Inc.†	7,830
1,706	Superior Energy Services, Inc.	44,254
350	Syntroleum Corp.†(a)	2,415
1,500	Tesoro Corp.	78,480
233	TGC Industries, Inc.	1,915
525	Tidewater, Inc.(a)	29,909

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Energy (continued)
1,600	Trico Marine Services, Inc.† (b)	$—
1,000	U.S. Energy Corp.†	2,070
1,765	Ultra Petroleum Corp.(a)	34,982
500	Unit Corp.	21,290
1,100	Vaalco Energy, Inc.	6,292
6,114	Valero Energy Corp.	212,584
8	Verenium Corp.†	18
800	W&T Offshore, Inc.(a)	11,432
300	Warren Resources, Inc.†	765
500	Western Refining, Inc.(a)	14,035
1,400	Whiting Petroleum Corp.	64,526
7,050	Williams Cos., Inc. (The)	228,914
800	World Fuel Services Corp.(a)	31,984
2,350	WPX Energy, Inc.(a)	44,509
500	ZaZa Energy Corp.†(a)	600
		17,328,456
Financials — 17.4%
1	Acadia Realty Trust‡	25
600	Affiliated Managers Group, Inc.†	98,364
4,800	Aflac, Inc.	278,976
450	Alexander & Baldwin, Inc.†	17,887
700	Alexandria Real Estate Equities, Inc.‡	46,004
127	Alleghany Corp.	48,680
4,650	Allstate Corp. (The)	223,758
10	Altisource Asset Management Corp.†(a)	2,655
100	Altisource Portfolio Solutions SA†(a)	9,408
33	Altisource Residential Corp., Class B†	551
807	American Campus Communities, Inc.‡	32,813
3,825	American Capital Agency Corp.‡	87,937
4,200	American Capital, Ltd.	53,214
1,100	American Equity Investment Life Holding Co.(a)	17,270
9,475	American Express Co.	708,351
1,100	American Financial Group, Inc.	53,801
4,200	American International Group, Inc.†	187,740
300	American National Insurance Co.	29,841
4,077	American Tower Corp., Class A‡	298,314
2,280	Ameriprise Financial, Inc.	184,406
302	Amtrust Financial Services, Inc.(a)	10,781
10,025	Annaly Capital Management, Inc.‡(a)	126,014
1,500	Anworth Mortgage Asset Corp.‡(a)	8,400
1,256	Apartment Investment & Management Co., Class A‡	37,730
2,200	Apollo Investment Corp.†(a)	17,028
200	Arbor Realty Trust, Inc.‡	1,256
1,200	Arch Capital Group, Ltd.(a)	61,692
4	Arlington Asset Investment Corp., Class A(a)	107
3,325	ARMOUR Residential REIT, Inc.‡(a)	15,661
1,150	Arthur J. Gallagher & Co.	50,243
544	Ashford Hospitality Trust, Inc.‡	6,229
1,100	Aspen Insurance Holdings, Ltd.	40,799
1,354	Associated Banc-Corp	21,055
300	Associated Estates Realty Corp.‡(a)	4,824
900	Assurant, Inc.	45,819
1,600	Assured Guaranty, Ltd.	35,296
700	Astoria Financial Corp.(a)	7,546
200	Atlanticus Holdings Corp.†(a)	716
600	AV Homes, Inc.†	10,638
847	AvalonBay Communities, Inc.‡	114,269
1,175	Axis Capital Holdings, Ltd.	53,792
50	Bancorp, Inc.	749
1,150	BancorpSouth, Inc.(a)	20,355
115,473	Bank of America Corp.	1,484,983
450	Bank of Hawaii Corp.(a)	22,644
11,913	Bank of New York Mellon Corp. (The)	334,160
700	BankFinancial Corp.	5,950

Shares		Value
Financials (continued)
1,000	BankUnited, Inc.	$26,010
7,925	BB&T Corp.	268,499
600	BBCN Bancorp, Inc.	8,532
16	BBX Capital Corp., Class A†	207
500	Beneficial Mutual Bancorp, Inc.	4,200
19,584	Berkshire Hathaway, Inc., Class B	2,191,841
1,000	BGC Partners, Inc., Class A	5,890
2,000	BioMed Realty Trust, Inc.‡	40,460
1,100	BlackRock, Inc., Class A(a)	282,535
1,000	Boston Private Financial Holdings, Inc.	10,640
1,625	Boston Properties, Inc.‡	171,389
1,988	Brandywine Realty Trust‡	26,878
1,075	BRE Properties, Inc.‡	53,771
3,075	Brookfield Office Properties, Inc.(a)	51,291
1,500	Brookline Bancorp, Inc.	13,020
1,400	Brown & Brown, Inc.	45,136
100	Camden National Corp.	3,547
825	Camden Property Trust‡	57,040
30	Capital Bank Financial Corp., Class A†	570
350	Capital City Bank Group, Inc.	4,035
4,850	Capital One Financial Corp.	304,629
3,839	CapitalSource, Inc.	36,010
1,000	Capitol Federal Financial, Inc.	12,140
700	CapLease, Inc.‡	5,908
1,700	Capstead Mortgage Corp.‡	20,570
100	Cardinal Financial Corp.	1,464
288	Cathay General Bancorp	5,861
1,780	CBL & Associates Properties, Inc.‡(a)	38,128
600	CBOE Holdings, Inc.	27,984
3,825	CBRE Group, Inc., Class A	89,352
650	Cedar Realty Trust, Inc.‡	3,367
9,964	Charles Schwab Corp. (The)	211,536
498	Charter Financial Corp.	5,020
500	Chemical Financial Corp.	12,995
11,900	Chimera Investment Corp.‡(a)	35,700
2,802	Chubb Corp. (The)	237,189
23	CIFC Corp.†(a)	174
1,394	Cincinnati Financial Corp.	63,985
2,150	CIT Group, Inc.†	100,254
31,265	Citigroup, Inc.	1,499,782
600	City National Corp.	38,022
3,300	CME Group, Inc., Class A	250,734
300	CNA Financial Corp.	9,786
2,900	CNO Financial Group, Inc.	37,584
750	CoBiz Financial, Inc.	6,225
350	Cohen & Steers, Inc.(a)	11,893
1,429	Colonial Properties Trust‡	34,467
276	Columbia Banking System, Inc.(a)	6,572
1,783	Comerica, Inc.	71,017
1,302	Commerce Bancshares, Inc.(a)	56,715
1,293	CommonWealth REIT‡(a)	29,894
500	Community Bank System, Inc.(a)	15,425
100	Community Trust Bancorp, Inc.(a)	3,562
850	Corporate Office Properties Trust‡(a)	21,675
899	Corrections Corp. of America‡	30,449
1,863	Cousins Properties, Inc.‡	18,816
199	Cowen Group, Inc., Class A†	577
200	Crawford & Co., Class B	1,124
937	CubeSmart‡	14,973
600	Cullen/Frost Bankers, Inc.	40,062
1,000	CVB Financial Corp.	11,760
1,000	CYS Investments, Inc.‡	9,210
3,450	DCT Industrial Trust, Inc.‡(a)	24,667
2,995	DDR Corp.‡(a)	49,867
2,502	DiamondRock Hospitality Co.‡	23,319
1,000	Digital Realty Trust, Inc.‡(a)	61,000
4,875	Discover Financial Services	232,245

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Financials (continued)
1,100	Donegal Group, Inc., Class A	$15,367
1,100	Douglas Emmett, Inc.‡	27,445
3,101	Duke Realty Corp.‡	48,345
700	DuPont Fabros Technology, Inc.‡(a)	16,905
3,778	E*Trade Financial Corp.	47,829
2,000	East West Bancorp, Inc.	55,000
1,325	Eaton Vance Corp.(a)	49,807
1,000	Education Realty Trust, Inc.‡	10,230
175	eHealth, Inc.†	3,976
200	Encore Capital Group, Inc.†(a)	6,622
700	Endurance Specialty Holdings, Ltd.	36,015
50	Enterprise Financial Services Corp.	798
300	EPR Properties‡	15,081
500	Equity Lifestyle Properties, Inc.‡	39,295
1,000	Equity One, Inc.‡(a)	22,630
3,479	Equity Residential‡	201,991
400	Essex Property Trust, Inc.‡	63,568
536	Everest Re Group, Ltd.	68,747
1,500	Extra Space Storage, Inc.‡	62,895
1,000	Ezcorp, Inc., Class A†	16,880
625	Federal Realty Investment Trust‡	64,800
1,200	Federated Investors, Inc., Class B(a)	32,892
200	Federated National Holding Co.(a)	1,950
1,000	FelCor Lodging Trust, Inc.‡	5,910
2,291	Fidelity National Financial, Inc., Class A	54,549
10,401	Fifth Third Bancorp	187,738
1,200	Financial Institutions, Inc.	22,092
100	First Acceptance Corp.†	164
827	First American Financial Corp.	18,227
300	First Bancorp	4,230
166	First BanCorp(a)	1,175
500	First Cash Financial Services, Inc.†	24,605
800	First Commonwealth Financial Corp.	5,896
425	First Community Bancshares, Inc.	6,664
100	First Financial Corp.	3,099
2,433	First Horizon National Corp.(a)	27,250
650	First Industrial Realty Trust, Inc.‡	9,860
50	First Marblehead Corp. (The)†(a)	59
3,424	First Niagara Financial Group, Inc.	34,480
800	First Potomac Realty Trust‡	10,448
600	First Republic Bank	23,088
1,007	FirstMerit Corp.(a)	20,170
1,500	FNB Corp.(a)	18,120
2,100	Forest City Enterprises, Inc., Class A†	37,611
1,557	Franklin Resources, Inc.	211,783
950	Franklin Street Properties Corp.‡(a)	12,540
2,734	Fulton Financial Corp.(a)	31,386
4,665	General Growth Properties, Inc.‡	92,694
5,850	Genworth Financial, Inc., Class A†	66,748
1,152	Geo Group, Inc. (The)‡	39,110
400	Getty Realty Corp.‡	8,260
900	Glacier Bancorp, Inc.(a)	19,971
50	Gleacher & Co., Inc.†	694
800	Glimcher Realty Trust‡(a)	8,736
4,783	Goldman Sachs Group, Inc. (The)	723,429
435	Gramercy Property Trust, Inc.† ‡	1,957
200	Guaranty Bancorp(a)	2,270
100	Hallmark Financial Services, Inc.†	914
627	Hancock Holding Co.	18,854
69	Hanmi Financial Corp.	1,219
700	Hanover Insurance Group, Inc. (The)	34,251
4,750	Hartford Financial Services Group, Inc.	146,870
1,000	Hatteras Financial Corp.‡	24,640
1,175	HCC Insurance Holdings, Inc.	50,654
4,625	HCP, Inc.‡	210,160
2,200	Health Care REIT, Inc.‡	147,466
500	Healthcare Realty Trust, Inc.‡	12,750

Shares		Value
Financials (continued)
50	Heritage Commerce Corp.	$350
700	Hersha Hospitality Trust, Class A‡	3,948
650	Highwoods Properties, Inc.‡	23,146
1,500	Hilltop Holdings, Inc.†	24,600
1,320	Home BancShares, Inc.(a)	34,280
500	Home Properties, Inc.‡(a)	32,685
1,000	Horace Mann Educators Corp.	24,380
1,500	Hospitality Properties Trust‡	39,420
8,624	Host Hotels & Resorts, Inc.‡(a)	145,487
44	Howard Hughes Corp. (The)†	4,932
4,301	Hudson City Bancorp, Inc.	39,397
9,351	Huntington Bancshares, Inc.(a)	73,686
100	ICG Group, Inc.†	1,140
85	IMPAC Mortgage Holdings, Inc.† ‡	863
300	Infinity Property & Casualty Corp.	17,928
1,100	Inland Real Estate Corp.‡	11,242
1,500	Interactive Brokers Group, Inc., Class A	23,955
669	IntercontinentalExchange, Inc.(a)	118,921
700	International Bancshares Corp.	15,806
550	Intervest Bancshares Corp., Class A†	3,674
500	INTL FCStone, Inc.†(a)	8,725
1,000	Invesco Mortgage Capital, Inc.‡	16,560
4,800	Invesco, Ltd.	152,640
1,000	Investment Technology Group, Inc.	13,980
800	Investors Bancorp, Inc.(a)	16,864
1,800	Investors Real Estate Trust‡	15,480
1,564	iStar Financial, Inc.† ‡	17,658
2,475	Janus Capital Group, Inc.(a)	21,062
500	Jones Lang LaSalle, Inc.	45,570
40,734	JPMorgan Chase & Co.	2,150,348
600	Kearny Financial Corp.†(a)	6,294
350	Kemper Corp.(a)	11,988
9,848	KeyCorp	108,722
700	Kilroy Realty Corp.‡(a)	37,107
4,625	Kimco Realty Corp.‡(a)	99,114
800	Kite Realty Group Trust‡	4,824
1,400	Knight Capital Group, Inc., Class A	5,026
1,500	LaSalle Hotel Properties‡(a)	37,050
1,700	Legg Mason, Inc.(a)	52,717
2,882	Leucadia National Corp.	75,566
1,626	Lexington Realty Trust‡(a)	18,992
1,450	Liberty Property Trust‡(a)	53,592
2,875	Lincoln National Corp.	104,851
3,300	Loews Corp.	146,520
200	LPL Financial Holdings, Inc.	7,552
1,372	M&T Bank Corp.(a)	153,321
1,287	Macerich Co. (The)‡	78,468
1,500	Mack-Cali Realty Corp.‡	36,735
1,000	Maiden Holdings, Ltd.	11,220
135	Markel Corp.	71,138
5,370	Marsh & McLennan Cos., Inc.	214,370
244	MB Financial, Inc.	6,539
1,900	MBIA, Inc.(a)	25,289
2,800	McGraw Hill Financial, Inc.	148,932
967	Meadowbrook Insurance Group, Inc.	7,765
600	Medallion Financial Corp.(a)	8,346
1,500	Medical Properties Trust, Inc.‡	21,480
9,421	MetLife, Inc.	431,105
4,000	MFA Financial, Inc.‡	33,800
1,500	MGIC Investment Corp.(a)	9,105
100	Mid-America Apartment Communities, Inc.‡(a)	6,777
400	Montpelier Re Holdings, Ltd.(a)	10,004
1,575	Moody's Corp.	95,965
15,450	Morgan Stanley	377,443
3,800	MPG Office Trust, Inc.† ‡	11,932
1,072	MSCI, Inc., Class A†	35,665

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Financials (continued)
1,450	NASDAQ OMX Group, Inc. (The)	$47,546
400	National Interstate Corp.	11,700
2,500	National Penn Bancshares, Inc.	25,400
500	National Retail Properties, Inc.‡(a)	17,200
500	NBT Bancorp, Inc.(a)	10,585
350	New Residential Investment Corp.‡	2,359
4,312	New York Community Bancorp, Inc.(a)	60,368
350	Newcastle Investment Corp.‡	1,830
10	North Valley Bancorp†	165
2,850	Northern Trust Corp.	165,015
156	NorthStar Realty Finance Corp.‡(a)	1,420
875	Northwest Bancshares, Inc.	11,821
2,375	NYSE Euronext	98,325
300	Ocwen Financial Corp.†	12,366
432	OFG Bancorp(a)	7,824
1,500	Old National Bancorp	20,745
3,236	Old Republic International Corp.	41,647
400	Old Second Bancorp, Inc.†(a)	2,208
975	Omega Healthcare Investors, Inc.‡(a)	30,244
600	OneBeacon Insurance Group, Ltd., Class A(a)	8,688
400	Oritani Financial Corp.	6,272
200	Parkway Properties, Inc.‡	3,352
625	PartnerRe, Ltd.	56,600
1,000	Pebblebrook Hotel Trust‡	25,850
4,347	People's United Financial, Inc.(a)	64,770
123	PHH Corp.†	2,507
62	Phoenix, Inc.†	2,666
2,100	Piedmont Office Realty Trust, Inc., Class A‡(a)	37,548
900	Pinnacle Financial Partners, Inc.	23,139
500	Platinum Underwriters Holdings, Ltd.	28,610
1,884	Plum Creek Timber Co., Inc.‡	87,926
5,675	PNC Financial Services Group, Inc.	413,821
1,157	Popular, Inc.	35,092
100	Portfolio Recovery Associates, Inc.(a)	15,363
600	Post Properties, Inc.‡	29,694
200	Preferred Bank(a)	3,296
300	Primerica†	11,232
100	Primus Guaranty, Ltd.†(a)	1,006
2,750	Principal Financial Group, Inc.	102,988
1,222	PrivateBancorp, Inc., Class A(a)	25,919
530	ProAssurance Corp.	27,645
6,125	Progressive Corp. (The)	155,698
4,735	Prologis, Inc.‡	178,604
500	Prosperity Bancshares, Inc.	25,895
1,000	Protective Life Corp.	38,410
1,500	Provident Financial Services, Inc.	23,670
1,050	Provident New York Bancorp(a)	9,807
4,975	Prudential Financial, Inc.	363,324
1,639	Public Storage‡	251,308
2,077	Pzena Investment Management, Inc., Class A(a)	13,542
1,370	Radian Group, Inc.(a)	15,919
66	RAIT Financial Trust‡	496
1,000	Ramco-Gershenson Properties Trust‡	15,530
1,200	Raymond James Financial, Inc.	51,576
1,501	Rayonier, Inc.‡(a)	83,140
1,300	Realty Income Corp.‡(a)	54,496
1,200	Redwood Trust, Inc.‡	20,400
1,025	Regency Centers Corp.‡	52,080
13,306	Regions Financial Corp.	126,806
850	Reinsurance Group of America, Inc., Class A	58,744
400	RenaissanceRe Holdings, Ltd.	34,716
50	Renasant Corp.(a)	1,217
315	Republic Bancorp, Inc., Class A(a)	6,905

Shares		Value
Financials (continued)
250	Resource America, Inc., Class A	$2,125
200	Resource Capital Corp.‡(a)	1,230
1,000	RLJ Lodging Trust‡	22,490
1,700	Roma Financial Corp.(a)	30,872
174	Rouse Properties, Inc.‡(a)	3,414
233	Sabra Health Care REIT, Inc.‡(a)	6,084
200	Saul Centers, Inc.‡	8,892
750	Seacoast Banking Corp. of Florida†	1,650
2,000	SEI Investments Co.(c)	56,860
600	Selective Insurance Group, Inc.	13,812
1,650	Senior Housing Properties Trust‡	42,785
400	Signature Bank	33,208
152	Silver Bay Realty Trust Corp.‡(a)	2,517
200	Simmons First National Corp., Class A(a)	5,218
3,346	Simon Property Group, Inc.‡	528,400
1,000	SL Green Realty Corp.‡(a)	88,190
4,300	SLM Corp.	98,298
50	Southwest Bancorp, Inc.†	660
316	Sovran Self Storage, Inc.‡	20,474
500	St. Joe Co. (The)†(a)	10,525
490	StanCorp Financial Group, Inc.(a)	24,211
1,000	Starwood Property Trust, Inc.‡	24,750
400	State Auto Financial Corp.	7,268
4,990	State Street Corp.	325,398
50	Sterling Bancorp, Class N	581
300	Stewart Information Services Corp.	7,857
640	Stifel Financial Corp.†(a)	22,829
2,100	Strategic Hotels & Resorts, Inc.† ‡	18,606
50	Suffolk Bancorp†(a)	817
822	Sun Bancorp, Inc.†(a)	2,787
500	Sun Communities, Inc.‡(a)	24,880
2,595	Sunstone Hotel Investors, Inc.‡	31,348
5,930	SunTrust Banks, Inc.	187,210
1,728	Susquehanna Bancshares, Inc.	22,205
450	SVB Financial Group	37,494
1,000	Symetra Financial Corp.(a)	15,990
10,831	Synovus Financial Corp.	31,627
2,625	T Rowe Price Group, Inc.	192,019
1,000	Tanger Factory Outlet Centers‡	33,460
500	Taubman Centers, Inc.‡	37,575
500	Taylor Capital Group, Inc.†	8,445
1,500	TCF Financial Corp.(a)	21,270
3,103	TD Ameritrade Holding Corp.	75,372
50	Tejon Ranch Co.†	1,425
784	Texas Capital Bancshares, Inc.†	34,778
1,250	TFS Financial Corp.	14,000
1,100	Torchmark Corp.(a)	71,654
103	TowneBank(a)	1,516
4,004	Travelers Cos., Inc. (The)	320,000
90	Tree.com, Inc.(a)	1,543
400	Trico Bancshares(a)	8,532
1,208	TrustCo Bank Corp.	6,572
1,000	Trustmark Corp.	24,580
3,125	Two Harbors Investment Corp.‡	32,031
18,759	U.S. Bancorp	678,138
2,328	UDR, Inc.‡(a)	59,341
1,300	Umpqua Holdings Corp.	19,513
474	United Community Banks, Inc.	5,887
317	United Community Financial Corp.†	1,474
403	United Financial Bancorp, Inc.	6,105
300	United Fire Group, Inc.	7,449
357	United Security Bancshares†	1,514
200	Universal Health Realty Income Trust‡(a)	8,626
2,407	Unum Group	70,694
500	Urstadt Biddle Properties, Inc., Class A‡	10,085
483	Validus Holdings, Ltd.	17,446
1,831	Valley National Bancorp(a)	17,340

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Financials (continued)
3,315	Ventas, Inc.‡	$230,260
565	Virginia Commerce Bancorp, Inc.	7,887
48	Virtus Investment Partners, Inc.†	8,461
2,132	Vornado Realty Trust‡	176,636
1,187	W.R. Berkley Corp.	48,501
825	Waddell & Reed Financial, Inc., Class A	35,887
220	Walter Investment Management Corp.	7,438
1,333	Washington Federal, Inc.	25,167
1,250	Washington Real Estate Investment Trust‡(a)	33,638
400	Washington Trust Bancorp, Inc.	11,408
550	Waterstone Financial, Inc.(a)	5,588
800	Webster Financial Corp.	20,544
1,700	Weingarten Realty Investors‡(a)	52,309
51,892	Wells Fargo & Co.	2,141,583
383	Westamerica Bancorporation(a)	17,499
1,150	Western Alliance Bancorp(a)	18,204
200	Westfield Financial, Inc.	1,400
80	White Mountains Insurance Group, Ltd.	45,995
700	Wilshire Bancorp, Inc.	4,634
500	Wintrust Financial Corp.(a)	19,140
10	WP Stewart & Co., Ltd.†	70
1,630	Zions Bancorporation(a)	47,074
400	ZipRealty, Inc.†(a)	1,252
		30,641,366
Health Care — 12.0%
17,125	Abbott Laboratories	597,320
17,125	AbbVie, Inc.	707,947
100	ACADIA Pharmaceuticals, Inc.†(a)	1,815
300	Accretive Health, Inc.†(a)	3,243
1,350	Actavis, Inc.†	170,397
4,219	Aetna, Inc.	268,075
200	Affymetrix, Inc.(a)	888
3,746	Agilent Technologies, Inc.	160,179
300	Air Methods Corp.(a)	10,164
400	Akorn, Inc.†(a)	5,408
700	Albany Molecular Research, Inc.†	8,309
500	Alere, Inc.†(a)	12,250
1,800	Alexion Pharmaceuticals, Inc.†	166,032
750	Align Technology, Inc.(a)	27,780
1,000	Alkermes PLC(a)	28,680
3,158	Allergan, Inc.	266,030
140	Alliance HealthCare Services, Inc.†	2,190
1,500	Allscripts Healthcare Solutions, Inc.†(a)	19,410
496	Alnylam Pharmaceuticals, Inc.†	15,381
100	AMAG Pharmaceuticals, Inc.†	2,225
201	Amedisys, Inc.(a)	2,336
600	American Caresource Holdings, Inc.†	1,068
2,280	AmerisourceBergen Corp., Class A	127,292
6,275	Amgen, Inc.	619,091
300	Amicus Therapeutics, Inc.†(a)	699
250	AMN Healthcare Services, Inc.†(a)	3,580
400	Amsurg Corp., Class A	14,040
500	Anika Therapeutics, Inc.†(a)	8,500
300	Arena Pharmaceuticals, Inc.†(a)	2,310
1,000	Ariad Pharmaceuticals, Inc.†	17,490
1,000	Auxilium Pharmaceuticals, Inc.	16,630
1,000	Baxano Surgical, Inc.†	2,400
5,513	Baxter International, Inc.	381,885
2,165	Becton Dickinson and Co.(a)	213,967
200	Biodel, Inc.†(a)	836
1,905	Biogen Idec, Inc.	409,956
1,000	BioMarin Pharmaceutical, Inc.	55,790
200	Bio-Rad Laboratories, Inc., Class A†	22,440
13,689	Boston Scientific Corp.†	126,897
16,450	Bristol-Myers Squibb Co.	735,151
1,000	Brookdale Senior Living, Inc., Class A†	26,440

Shares		Value
Health Care (continued)
1,000	Bruker Corp.(a)	$16,150
200	BSD Medical Corp.†(a)	264
825	C.R. Bard, Inc.	89,661
700	Cadence Pharmaceuticals, Inc.†(a)	4,774
1,850	Cambrex Corp.	25,844
100	Capital Senior Living Corp.†	2,390
3,211	Cardinal Health, Inc.	151,559
2,293	CareFusion Corp.†	84,497
1,960	Catamaran Corp.	95,491
4,532	Celgene Corp.†	529,836
226	Cell Therapeutics, Inc.†	237
27	Celldex Therapeutics, Inc.(a)	421
500	Cepheid, Inc.(a)	17,210
1,600	Cerner Corp.	153,744
500	Charles River Laboratories International, Inc.†	20,515
3,050	Cigna Corp.	221,094
200	Cleveland Biolabs, Inc.†(a)	316
37	Codexis, Inc.†	82
1,100	Community Health Systems, Inc.	51,568
100	Computer Programs & Systems, Inc.	4,914
300	CONMED Corp.(a)	9,372
400	Cooper Cos., Inc. (The)	47,620
1,500	Cornerstone Therapeutics, Inc.†	12,000
550	Covance, Inc.†(a)	41,877
500	Cubist Pharmaceuticals, Inc.	24,150
300	Cyberonics, Inc.†	15,588
1,491	Cynosure, Inc., Class A(a)	38,739
2,300	Cytori Therapeutics, Inc.†(a)	5,290
829	DaVita HealthCare Partners, Inc.†	100,143
1,700	Dendreon Corp.(a)	7,004
1,075	DENTSPLY International, Inc.(a)	44,032
100	Dyax Corp.†	346
1,100	Edwards Lifesciences Corp.†(a)	73,920
10,645	Eli Lilly & Co.	522,882
793	Emergent Biosolutions, Inc.	11,435
889	Emeritus Corp.	20,607
1,400	Endo Health Solutions, Inc.†(a)	51,506
800	Exelixis, Inc.(a)	3,632
8,740	Express Scripts Holding Co.	539,171
100	Five Star Quality Care, Inc.†(a)	561
2,725	Forest Laboratories, Inc.	111,725
116	Furiex Pharmaceuticals, Inc.†	3,952
500	Galena Biopharma, Inc.†(a)	1,110
200	Genomic Health, Inc.†(a)	6,342
50	Gentiva Health Services, Inc.(a)	498
1,100	Geron Corp.(a)	1,650
12,750	Gilead Sciences, Inc.(a)	652,928
450	GTx, Inc.†	2,970
1,700	Halozyme Therapeutics, Inc.(a)	13,498
500	HCA Holdings, Inc.	18,030
3,350	Health Management Associates, Inc., Class A(a)	52,662
700	Health Net, Inc.	22,274
1,100	HealthSouth Corp.	31,680
872	Henry Schein, Inc.(a)	83,494
300	Hill-Rom Holdings, Inc.	10,104
2,452	Hologic, Inc.	47,324
1,740	Hospira, Inc.(a)	66,659
1,581	Humana, Inc.	133,405
200	ICU Medical, Inc.	14,412
1,300	Idenix Pharmaceuticals, Inc.†(a)	4,693
400	IDEXX Laboratories, Inc.(a)	35,912
1,388	Illumina, Inc.†(a)	103,878
1,000	ImmunoGen, Inc.(a)	16,590
1,000	Impax Laboratories, Inc.†	19,930
1,300	Incyte Corp., Ltd.(a)	28,600

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Health Care (continued)
600	Infinity Pharmaceuticals, Inc.	$9,750
300	Integra LifeSciences Holdings Corp.†(a)	10,989
562	InterMune, Inc.(a)	5,406
365	Intuitive Surgical, Inc.	184,902
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	9,950
700	Isis Pharmaceuticals, Inc.(a)	18,809
29,685	Johnson & Johnson	2,548,754
300	Keryx Biopharmaceuticals, Inc.†(a)	2,241
1,075	Laboratory Corp. of America Holdings†(a)	107,607
200	LCA-Vision, Inc.†	604
600	LHC Group, Inc.(a)	11,748
1,833	Life Technologies Corp.	135,660
565	LifePoint Hospitals, Inc.	27,595
16	Ligand Pharmaceuticals, Inc., Class B†(a)	599
400	Magellan Health Services, Inc.†	22,432
500	MAKO Surgical Corp.†(a)	6,025
1,600	MannKind Corp.(a)	10,400
600	Masimo Corp.	12,720
200	Maxygen, Inc.	496
2,475	McKesson Corp.	283,388
400	MedAssets, Inc.†	7,096
725	Medivation, Inc.†(a)	35,670
600	MEDNAX, Inc.	54,948
10,297	Medtronic, Inc.	529,986
30,130	Merck & Co., Inc.	1,399,539
100	Merge Healthcare, Inc.†	360
200	Mettler-Toledo International, Inc.	40,240
600	MGC Diagnostics Corp.	5,010
600	Molina Healthcare, Inc.†(a)	22,308
200	Momenta Pharmaceuticals, Inc.†	3,012
4,275	Mylan, Inc.†	132,653
500	Myriad Genetics, Inc.†	13,435
300	National Healthcare Corp.	14,340
950	Nektar Therapeutics	10,973
200	Neurocrine Biosciences, Inc.†(a)	2,676
1,000	NuVasive, Inc.†	24,790
1,000	NxStage Medical, Inc.†	14,280
128	Oculus Innovative Sciences, Inc.†(a)	330
1,300	Omnicare, Inc.(a)	62,023
325	Onyx Pharmaceuticals, Inc.†(a)	28,217
3,000	Opko Health, Inc.†(a)	21,300
1,500	Optimer Pharmaceuticals, Inc.(a)	21,705
750	Orexigen Therapeutics, Inc.†(a)	4,388
700	Owens & Minor, Inc.(a)	23,681
600	PAREXEL International Corp.(a)	27,564
950	Patterson Cos., Inc.(a)	35,720
800	PDI, Inc.†	3,760
1,100	PDL BioPharma, Inc.(a)	8,492
1,517	PerkinElmer, Inc.	49,303
5	Pernix Therapeutics Holdings†	18
850	Perrigo Co.	102,850
76,487	Pfizer, Inc.	2,142,401
575	Pharmacyclics, Inc.†	45,695
381	PharMerica Corp.	5,281
400	Pozen, Inc.†	2,004
800	Progenics Pharmaceuticals, Inc.†	3,568
200	Providence Service Corp. (The)†(a)	5,818
1,575	Quest Diagnostics, Inc.(a)	95,492
800	Questcor Pharmaceuticals, Inc.(a)	36,368
600	Regeneron Pharmaceuticals, Inc.(a)	134,928
1,800	ResMed, Inc.(a)	81,234
1,600	Rigel Pharmaceuticals, Inc.†(a)	5,344
418	RTI Biologics, Inc.†	1,572
600	Sagent Pharmaceuticals, Inc.†(a)	12,588
600	Salix Pharmaceuticals, Ltd.	39,690

Shares		Value
Health Care (continued)
300	Sangamo Biosciences, Inc.(a)	$2,343
1,500	Seattle Genetics, Inc.†(a)	47,190
1,000	Select Medical Holdings Corp.	8,200
1,500	Sequenom, Inc.†(a)	6,315
600	Simulations Plus, Inc.	2,502
350	Sirona Dental Systems, Inc.	23,058
700	Skilled Healthcare Group, Inc., Class A†	4,676
600	Solta Medical, Inc.†	1,368
2,700	St. Jude Medical, Inc.	123,201
650	STERIS Corp.	27,872
3,720	Stryker Corp.	240,610
200	Symmetry Medical, Inc.†	1,684
400	Synta Pharmaceuticals Corp.†(a)	1,996
1,000	Team Health Holdings, Inc.	41,070
500	Techne Corp.	34,540
500	Teleflex, Inc.	38,745
931	Tenet Healthcare Corp.†	42,919
1,000	Theravance, Inc.(a)	38,530
3,840	Thermo Fisher Scientific, Inc.	324,979
600	Thoratec Corp.†	18,786
80	Transcept Pharmaceuticals, Inc.†	242
600	Triple-S Management Corp., Class B†(a)	12,882
600	United Therapeutics Corp.(a)	39,492
10,380	UnitedHealth Group, Inc.	679,682
500	Universal American Corp.(a)	4,445
1,100	Universal Health Services, Inc., Class B	73,656
1,200	Varian Medical Systems, Inc.(a)	80,940
500	VCA Antech, Inc.†	13,045
17	Venaxis, Inc.†	20
1,750	Vertex Pharmaceuticals, Inc.	139,773
700	ViroPharma, Inc.(a)	20,055
500	Volcano Corp.(a)	9,065
1,000	Waters Corp.	100,050
3,063	WellPoint, Inc.	250,676
2,036	Zimmer Holdings, Inc.(a)	152,578
		21,117,193
Industrials — 10.9%
675	3D Systems Corp.†(a)	29,633
7,385	3M Co.	807,550
300	Acacia Research Corp.(a)	6,705
453	ACCO Brands Corp.†(a)	2,881
300	Acme United Corp.(a)	3,855
590	Actuant Corp., Class A(a)	19,452
300	Acuity Brands, Inc.(a)	22,656
2,500	ADT Corp.	99,625
1,100	AECOM Technology Corp.†	34,969
850	AGCO Corp.	42,661
1,000	Air Lease Corp., Class A(a)	27,590
1,200	Aircastle, Ltd.	19,188
600	Alaska Air Group, Inc.†	31,200
100	Albany International Corp., Class A	3,298
250	Alliant Techsystems, Inc.	20,582
100	AMERCO	16,190
2,362	AMETEK, Inc.	99,912
3,275	AMR Corp.†	13,198
1,500	AMREP Corp.†(a)	13,875
500	Apogee Enterprises, Inc.	12,000
200	Armstrong World Industries, Inc.	9,558
200	Astec Industries, Inc.	6,858
1,100	Avery Dennison Corp.	47,036
992	Avis Budget Group, Inc.†	28,520
600	AZZ, Inc.	23,136
1,075	B/E Aerospace, Inc.	67,811
1,437	Babcock & Wilcox Co. (The)(a)	43,153
600	Barnes Group, Inc.	17,994
500	Blount International, Inc.	5,910
900	BlueLinx Holdings, Inc.†(a)	1,935

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Industrials (continued)
7,515	Boeing Co. (The)	$769,837
445	Brady Corp., Class A	13,675
450	Brink's Co. (The)	11,479
450	Builders FirstSource, Inc.†	2,691
500	Carlisle Cos., Inc.	31,155
100	Casella Waste Systems, Inc., Class A†	431
6,606	Caterpillar, Inc.(a)	544,929
1,300	CBIZ, Inc.†(a)	8,723
400	CDI Corp.	5,664
400	Ceco Environmental Corp.(a)	4,920
300	Celadon Group, Inc.	5,475
800	Cenveo, Inc.†(a)	1,704
1,525	CH Robinson Worldwide, Inc.(a)	85,873
400	Chart Industries, Inc.†(a)	37,636
77	Chicago Bridge & Iron Co. NV	4,594
1,032	Cintas Corp.	46,997
400	CLARCOR, Inc.	20,884
540	Clean Harbors, Inc.†(a)	27,286
300	Coleman Cable, Inc.	5,418
400	Columbus McKinnon Corp.	8,528
900	Comfort Systems USA, Inc.	13,428
300	Commercial Vehicle Group, Inc.†(a)	2,238
550	Con-way, Inc.	21,428
1,400	Copart, Inc.	43,120
1,750	Covanta Holding Corp.(a)	35,035
100	Covenant Transportation Group, Inc., Class A†	624
300	Crane Co.	17,976
9,950	CSX Corp.	230,741
1,805	Cummins, Inc.	195,770
300	Curtiss-Wright Corp.	11,118
6,136	Danaher Corp.	388,409
3,813	Deere & Co.(a)	309,806
10,050	Delta Air Lines, Inc.	188,035
1,500	Dolan Co. (The)†	2,445
1,225	Donaldson Co., Inc.(a)	43,683
1,758	Dover Corp.	136,526
500	Dun & Bradstreet Corp.(a)	48,725
100	DXP Enterprises, Inc.(a)	6,660
400	Dynamic Materials Corp.(a)	6,604
450	Eagle Bulk Shipping, Inc.†	1,642
3,800	Eaton Corp. PLC	250,078
500	EMCOR Group, Inc.	20,325
7,353	Emerson Electric Co.	401,033
700	Empire Resources, Inc.(a)	3,479
550	Encore Wire Corp.	18,755
500	Energy Recovery, Inc.†(a)	2,065
300	EnerNOC, Inc.†	3,978
500	EnerSys, Inc.	24,520
179	Engility Holdings, Inc.(a)	5,087
50	Ennis, Inc.	864
1,375	Equifax, Inc.	81,029
200	ESCO Technologies, Inc.	6,476
2,200	Exelis, Inc.	30,338
2,425	Expeditors International of Washington, Inc.	92,174
3,000	Fastenal Co.(a)	137,550
1,000	Federal Signal Corp.	8,750
2,759	FedEx Corp.	271,982
1,515	Flowserve Corp.(a)	81,825
1,500	Fluor Corp.	88,965
1,900	Fortune Brands Home & Security, Inc.	73,606
600	Franklin Electric Co., Inc.	20,190
500	FreightCar America, Inc.(a)	8,495
100	Frozen Food Express Industries†	161
600	FTI Consulting, Inc.(a)	19,734
700	Fuel Tech, Inc.†	2,681

Shares		Value
Industrials (continued)
500	FuelCell Energy, Inc.(a)	$635
300	Furmanite Corp.†	2,007
750	Gardner Denver, Inc.	56,385
200	GATX Corp.	9,486
1,500	GenCorp, Inc.(a)	24,390
625	General Cable Corp.	19,219
3,240	General Dynamics Corp.	253,789
110,646	General Electric Co.	2,565,880
475	Genessee & Wyoming, Inc., Class A	40,299
406	Gorman-Rupp Co. (The)(a)	12,927
487	Graco, Inc.	30,783
1,350	GrafTech International, Ltd.(a)	9,828
400	Granite Construction, Inc.	11,904
1,500	Great Lakes Dredge & Dock Corp.(a)	11,730
550	Greenbrier Cos., Inc.†(a)	13,403
350	Griffon Corp.	3,937
850	Hardinge, Inc.	12,563
1,200	Harsco Corp.	27,828
1,500	Hawaiian Holdings, Inc.(a)	9,165
200	Heidrick & Struggles International, Inc.	3,344
600	Herman Miller, Inc.	16,242
2,150	Hertz Global Holdings, Inc.†(a)	53,320
1,550	Hexcel Corp.	52,777
300	Hill International, Inc.†	822
400	HNI Corp.(a)	14,428
7,925	Honeywell International, Inc.	628,770
42	Horizon Lines, Inc., Class A†	55
300	Hubbell, Inc., Class B	29,700
525	Huntington Ingalls Industries, Inc.	29,652
400	Hurco Cos., Inc.(a)	11,508
200	Huron Consulting Group, Inc.	9,248
200	Hyster-Yale Materials Handling, Inc.	12,558
200	Hyster-Yale Materials Handling, Inc., Class B(b)	12,558
975	IDEX Corp.	52,465
450	IHS, Inc., Class A	46,971
1,000	II-VI, Inc.	16,260
4,666	Illinois Tool Works, Inc.	322,747
875	Industrial Services of America, Inc.†(a)	2,214
500	InnerWorkings, Inc.†(a)	5,425
100	Innovative Solutions & Support, Inc.	640
36	Insperity, Inc.	1,091
500	Integrated Electrical Services, Inc.†	2,225
1,300	Interface, Inc., Class A	22,061
400	International Shipholding Corp.(a)	9,332
400	Intersections, Inc.(a)	3,508
1,796	Iron Mountain, Inc.	47,792
1,100	ITT Corp.	32,351
1,000	Jacobs Engineering Group, Inc.†	55,130
1,075	JB Hunt Transport Services, Inc.	77,658
2,525	JetBlue Airways Corp.†(a)	15,908
251	John Bean Technologies Corp.	5,274
1,075	Joy Global, Inc.(a)	52,170
200	Kadant, Inc.	6,034
1,115	Kansas City Southern	118,145
1,000	KAR Auction Services, Inc.	22,870
1,550	KBR, Inc.	50,375
400	Kelly Services, Inc., Class A(a)	6,988
500	Kennametal, Inc.(a)	19,415
150	Kforce, Inc.	2,190
700	Kimball International, Inc., Class B	6,797
600	Kirby Corp.†(a)	47,724
387	Knight Transportation, Inc.(a)	6,509
500	Knoll, Inc.	7,105
10	Kratos Defense & Security Solutions, Inc.†	65

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Industrials (continued)
1,075	L-3 Communications Holdings, Inc., Class 3(a)	$92,171
600	Landstar System, Inc.(a)	30,900
600	Layne Christensen Co.(a)	11,706
657	Lennox International, Inc.(a)	42,403
1,000	Lincoln Electric Holdings, Inc.	57,270
200	Lindsay Corp.(a)	14,996
100	LMI Aerospace, Inc.†	1,874
2,565	Lockheed Martin Corp.	278,200
700	LSI Industries, Inc.	5,663
1,600	Manitowoc Co., Inc. (The)(a)	28,656
1,002	Manpowergroup, Inc.	54,910
150	Marten Transport, Ltd.	2,351
3,250	Masco Corp.	63,343
1,000	MasTec, Inc.(a)	32,900
450	Matson, Inc.	11,250
1,550	Meritor, Inc.†	10,928
3,150	Metalico, Inc.†(a)	3,780
300	Mfri, Inc.†(a)	3,411
200	Michael Baker Corp.(a)	5,422
199	Middleby Corp.†	33,848
406	Mobile Mini, Inc.†	13,459
300	MSC Industrial Direct Co., Inc., Class A(a)	23,238
1,900	Mueller Water Products, Inc., Class A	13,129
200	NACCO Industries, Inc., Class A	11,456
1,500	Navigant Consulting, Inc.†	18,000
700	Navistar International Corp.†(a)	19,432
500	NCI Building Systems, Inc.†	7,645
600	Nordson Corp.(a)	41,586
3,100	Norfolk Southern Corp.(a)	225,215
2,300	Northrop Grumman Corp.	190,440
900	Old Dominion Freight Line, Inc.	37,458
100	On Assignment, Inc.	2,672
500	Orion Energy Systems, Inc.†	1,240
1,000	Oshkosh Corp.	37,970
1,250	Owens Corning	48,850
3,755	PACCAR, Inc.	201,493
3,000	Pacer International, Inc.†	18,930
1,250	Pall Corp.	83,038
1,424	Parker Hannifin Corp.(a)	135,850
1,300	Pentair, Ltd.	74,997
600	Pike Electric Corp.	7,380
2,125	Pitney Bowes, Inc.(a)	31,195
300	Polypore International, Inc.†(a)	12,090
250	PowerSecure International, Inc.†	3,757
1,620	Precision Castparts Corp.	366,136
1,000	Quanex Building Products Corp.(a)	16,840
2,450	Quanta Services, Inc.†	64,827
600	Raven Industries, Inc.	17,988
3,550	Raytheon Co.	234,726
400	Regal-Beloit Corp.	25,936
1,500	Republic Airways Holdings, Inc.†	16,995
3,218	Republic Services, Inc., Class A	109,219
200	Resources Connection, Inc.	2,320
1,700	Robert Half International, Inc.	56,491
1,540	Rockwell Automation, Inc.	128,036
1,425	Rockwell Collins, Inc.	90,359
1,050	Rollins, Inc.	27,195
913	Roper Industries, Inc.	113,413
1,000	RPX Corp.	16,800
1,850	RR Donnelley & Sons Co.(a)	25,918
75	Rush Enterprises, Inc., Class A	1,856
400	Ryder System, Inc.	24,316
225	Saia, Inc.	6,743
300	SIFCO Industries, Inc.(a)	4,854
50	Simpson Manufacturing Co., Inc.(a)	1,471

Shares		Value
Industrials (continued)
1,100	SkyWest, Inc.	$14,894
600	Snap-on, Inc.	53,628
5,574	Southwest Airlines Co.	71,849
1,000	Spirit Aerosystems Holdings, Inc., Class A†	21,480
1,000	Spirit Airlines, Inc.	31,770
584	SPX Corp.(a)	42,036
270	Standard Register Co.†(a)	778
50	Standex International Corp.	2,638
1,000	Steelcase, Inc., Class A	14,580
775	Stericycle, Inc.†	85,583
1,000	Swift Transportation Co., Class A	16,540
100	Sypris Solutions, Inc.	321
500	TAL International Group, Inc.(a)	21,785
200	Taser International, Inc.	1,704
500	Team, Inc.†	18,925
500	Tecumseh Products Co., Class A†	5,465
250	Tennant Co.(a)	12,068
1,300	Terex Corp.(a)	34,190
743	Tetra Tech, Inc.†	17,468
700	Textainer Group Holdings, Ltd.(a)	26,908
2,400	Textron, Inc.	62,520
800	Timken Co.	45,024
312	Titan International, Inc.(a)	5,263
600	Toro Co. (The)	27,246
700	Towers Watson & Co., Class A	57,358
600	TransDigm Group, Inc.	94,062
100	TRC Cos., Inc.(a)	700
300	Trex Co., Inc.(a)	14,247
100	Trimas Corp.	3,728
900	Trinity Industries, Inc.	34,596
300	Triumph Group, Inc.(a)	23,745
800	TrueBlue, Inc.	16,840
500	Tutor Perini Corp.	9,045
400	Twin Disc, Inc.	9,480
200	Ultralife Corp.†	712
200	UniFirst Corp.	18,250
4,572	Union Pacific Corp.	705,368
2,980	United Continental Holdings, Inc.	93,244
7,921	United Parcel Service, Inc., Class B	685,008
1,008	United Rentals, Inc.(a)	50,309
9,820	United Technologies Corp.	912,671
850	URS Corp.(a)	40,137
1,500	US Airways Group, Inc.(a)	24,630
500	US Ecology, Inc.	13,720
900	UTi Worldwide, Inc.	14,823
259	Valmont Industries, Inc.	37,060
1,500	Verisk Analytics, Inc., Class A	89,550
400	Viad Corp.	9,808
300	Vicor Corp.	2,055
750	Volt Information Sciences, Inc.†(a)	5,400
50	Wabash National Corp.(a)	509
591	WABCO Holdings, Inc.	44,142
600	Wabtec Corp.	32,058
1,462	Waste Connections, Inc.(a)	60,147
4,050	Waste Management, Inc.	163,337
300	Watts Water Technologies, Inc., Class A(a)	13,602
250	Werner Enterprises, Inc.(a)	6,043
600	WESCO International, Inc.(a)	40,776
500	Woodward, Inc.	20,000
585	WW Grainger, Inc.	147,526
2,200	Xylem, Inc.	59,268
		19,219,120
Information Technology — 17.3%
546	Accelrys, Inc.†	4,586
95	ACI Worldwide, Inc.†(a)	4,416

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
4,638	Activision Blizzard, Inc.	$66,138
800	Acxiom Corp.†	18,144
600	ADDvantage Technologies Group, Inc.†(a)	1,356
5,087	Adobe Systems, Inc.	231,764
600	ADTRAN, Inc.(a)	14,766
700	Advanced Energy Industries, Inc.†	12,187
6,750	Advanced Micro Devices, Inc.(a)	27,540
1,000	Advent Software, Inc.†	35,060
500	Aehr Test Systems†	645
1,000	Aeroflex Holding Corp.†(a)	7,890
500	Agilysys, Inc.†(a)	5,645
1,959	Akamai Technologies, Inc.†	83,355
650	Alliance Data Systems Corp.†(a)	117,669
2,950	Altera Corp.	97,320
1,050	Amkor Technology, Inc.(a)	4,420
1,625	Amphenol Corp., Class A	126,652
300	ANADIGICS, Inc.†(a)	660
2,875	Analog Devices, Inc.	129,548
200	Anaren, Inc.†(a)	4,588
922	ANSYS, Inc.	67,398
716	AOL, Inc.	26,120
9,948	Apple, Inc.	3,940,204
13,633	Applied Materials, Inc.	203,268
1,500	Applied Micro Circuits Corp.†	13,200
854	ARRIS Group, Inc.†(a)	12,255
1,350	Arrow Electronics, Inc.†	53,797
1,500	Aruba Networks, Inc.	23,040
700	Aspen Technology, Inc.†	20,153
100	Astea International, Inc.†	203
5,250	Atmel Corp.	38,588
486	ATMI, Inc.†	11,494
2,200	Autodesk, Inc.	74,668
5,165	Automatic Data Processing, Inc.	355,662
1,778	Aviat Networks, Inc.†	4,658
1,275	Avnet, Inc.†	42,840
1,000	AVX Corp.	11,750
289	Axcelis Technologies, Inc.†	526
200	Badger Meter, Inc.	8,910
300	Bel Fuse, Inc., Class B	4,035
1,150	Benchmark Electronics, Inc.	23,115
298	Black Box Corp.	7,545
300	Blackbaud, Inc.	9,771
250	Blucora, Inc.(a)	4,635
1,392	BMC Software, Inc.	62,835
1,000	Booz Allen Hamilton Holding Corp., Class A	17,380
5,465	Broadcom Corp., Class A	184,498
1,250	Broadridge Financial Solutions, Inc.(a)	33,225
7,350	Brocade Communications Systems, Inc.	42,336
106	Brooks Automation, Inc.	1,031
100	BTU International, Inc.†	240
3,472	CA, Inc.	99,403
100	Cabot Microelectronics Corp.†(a)	3,301
2,402	Cadence Design Systems, Inc.(a)	34,781
175	Calix, Inc.†	1,768
200	Callidus Software, Inc.†(a)	1,318
200	Cascade Microtech, Inc.†	1,332
500	Cavium, Inc.(a)	17,685
900	CIBER, Inc.(a)	3,006
997	Ciena Corp.†(a)	19,362
200	Cinedigm Digital Cinema Corp., Class A†(a)	284
400	Cirrus Logic, Inc.(a)	6,944
56,598	Cisco Systems, Inc.	1,375,897
1,800	Citrix Systems, Inc.	108,594
500	Cognex Corp.	22,610

Shares		Value
Information Technology (continued)
3,175	Cognizant Technology Solutions Corp., Class A†	$198,787
400	Coherent, Inc.(a)	22,028
375	CommVault Systems, Inc.†	28,459
1,330	Computer Sciences Corp.	58,214
2,025	Compuware Corp.	20,959
400	comScore, Inc.†	9,756
100	Comtech Telecommunications Corp.	2,689
425	Concur Technologies, Inc.†(a)	34,586
400	Constant Contact, Inc.(a)	6,428
1,300	Convergys Corp.	22,659
1,152	CoreLogic, Inc.	26,692
500	Cornerstone OnDemand, Inc.	21,645
15,969	Corning, Inc.	227,239
25	CoStar Group, Inc.	3,227
100	Cray, Inc.(a)	1,964
900	Cree, Inc.	57,474
200	Crexendo, Inc.(a)	540
1,128	CSG Systems International, Inc.	24,478
100	CTS Corp.	1,364
1,625	Cypress Semiconductor Corp.(a)	17,436
800	Daktronics, Inc.	8,208
600	Datalink Corp.†	6,384
500	Dealertrack Technologies, Inc.	17,715
16,700	Dell, Inc.	222,945
1,000	Demand Media, Inc.(a)	6,000
388	Dice Holdings, Inc.(a)	3,574
650	Diebold, Inc.(a)	21,898
51	Digital Ally, Inc.†	372
700	Digital River, Inc.†	13,139
300	Diodes, Inc.	7,791
200	Document Security Systems, Inc.†(a)	460
600	Dolby Laboratories, Inc., Class A(a)	20,070
400	DST Systems, Inc.	26,132
1,421	EarthLink, Inc.(a)	8,824
12,050	eBay, Inc.†	623,226
331	Ebix, Inc.(a)	3,065
150	Echelon Corp.†	316
400	EchoStar Corp., Class A†	15,644
100	Electro Scientific Industries, Inc.	1,076
3,600	Electronic Arts, Inc.†	82,692
729	Electronics for Imaging, Inc.	20,623
22,779	EMC Corp.(a)	538,040
125	Emcore Corp.†(a)	450
1,000	Emulex Corp.	6,520
1,836	Entegris, Inc.†	17,240
1,500	EPIQ Systems, Inc.	20,205
400	Equinix, Inc.(a)	73,888
500	Exar Corp.†	5,385
200	Extreme Networks	690
900	F5 Networks, Inc.†	61,920
4,859	Facebook, Inc., Class A†	120,795
550	FactSet Research Systems, Inc.(a)	56,067
200	Fair Isaac Corp.	9,166
1,250	Fairchild Semiconductor International, Inc., Class A	17,250
900	FalconStor Software, Inc.†	1,233
200	FARO Technologies, Inc.†	6,764
2,610	Fidelity National Information Services, Inc.	111,812
1,200	Finisar Corp.†(a)	20,340
700	First Solar, Inc.†(a)	31,311
1,323	Fiserv, Inc.	115,643
350	FleetCor Technologies, Inc.	28,455
1,500	FLIR Systems, Inc.	40,455
350	FormFactor, Inc.	2,363
255	Forrester Research, Inc.	9,356

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
1,000	Fortinet, Inc.	$17,500
1,000	Freescale Semiconductor, Ltd.†	13,550
1,100	Gartner, Inc.†	62,689
1,000	Genpact, Ltd.	19,240
102	GigOptix, Inc.†(a)	133
1,850	Global Cash Access Holdings, Inc.	11,581
1,050	Global Payments, Inc.	48,636
200	Globecomm Systems, Inc.†(a)	2,528
400	Glu Mobile, Inc.(a)	880
2,640	Google, Inc., Class A†	2,324,177
1,100	GT Advanced Technologies, Inc.†(a)	4,565
200	Guidance Software, Inc.†(a)	1,748
800	Harmonic, Inc.†	5,080
1,225	Harris Corp.	60,331
19,927	Hewlett-Packard Co.	494,190
300	Hittite Microwave Corp.†	17,400
1,100	Hutchinson Technology, Inc.†	5,203
1,000	IAC/InterActiveCorp.	47,560
100	ID Systems, Inc.†	503
8	iGO, Inc.†	19
50	Ikanos Communications, Inc.†	75
600	Infinera Corp.†(a)	6,402
1,075	Informatica Corp.	37,603
2,100	Ingram Micro, Inc., Class A	39,879
500	Insight Enterprises, Inc.†	8,870
1,560	Integrated Device Technology, Inc.†	12,386
400	Integrated Silicon Solution, Inc.†	4,384
53,043	Intel Corp.(a)	1,284,701
350	Interactive Intelligence Group, Inc.†	18,060
600	InterDigital, Inc.	26,790
200	Intermec, Inc.(a)	1,966
371	Internap Network Services Corp.†(a)	3,068
11,180	International Business Machines Corp.	2,136,610
350	International Rectifier Corp.†(a)	7,329
600	Interphase Corp.†(a)	1,602
850	Intersil Corp., Class A	6,647
2,675	Intuit, Inc.	163,255
381	IPG Photonics Corp.(a)	23,138
500	Itron, Inc.†	21,215
1,200	Ixia	22,080
800	IXYS Corp.(a)	8,848
450	j2 Global, Inc.(a)	19,130
2,400	Jabil Circuit, Inc.	48,912
1,000	Jack Henry & Associates, Inc.	47,130
3,203	JDS Uniphase Corp.	46,059
6,165	Juniper Networks, Inc.(a)	119,046
233	Kemet Corp.†	958
600	Key Tronic Corp.†	6,210
100	Keynote Systems, Inc.	1,976
1,275	KLA-Tencor Corp.	71,056
400	Kulicke & Soffa Industries, Inc.	4,424
1,787	Lam Research Corp.†	79,236
200	Lattice Semiconductor Corp.†(a)	1,014
500	Lender Processing Services, Inc.	16,175
375	Lexmark International, Inc., Class A(a)	11,464
2,100	Limelight Networks, Inc.†(a)	4,725
1,725	Linear Technology Corp.(a)	63,549
900	LinkedIn Corp., Class A†	160,470
200	Littelfuse, Inc.	14,922
193	Local Corp.†	324
200	LoJack Corp.†(a)	630
100	LRAD Corp.†(a)	113
6,096	LSI Corp.†	43,525
200	Marchex, Inc., Class B	1,204
700	Market Leader, Inc.†	7,490
5,750	Marvell Technology Group, Ltd.	67,333
1,073	Mastercard, Inc., Class A	616,438

Shares		Value
Information Technology (continued)
400	Mattson Technology, Inc.†(a)	$872
1,900	Maxim Integrated Products, Inc.	52,782
200	Measurement Specialties, Inc.	9,306
42	Mediabistro, Inc.†	66
1,200	Mentor Graphics Corp.	23,460
100	Mercury Systems, Inc.†(a)	922
400	Methode Electronics, Inc.	6,804
600	Micrel, Inc.(a)	5,928
1,537	Microchip Technology, Inc.(a)	57,253
10,552	Micron Technology, Inc.(a)	151,210
500	MICROS Systems, Inc.(a)	21,575
650	Microsemi Corp.	14,788
84,662	Microsoft Corp.	2,923,379
600	MKS Instruments, Inc.	15,924
1,175	Molex, Inc.(a)	34,475
662	MoneyGram International, Inc.	14,994
500	Monolithic Power Systems, Inc.	12,055
1,550	Monster Worldwide, Inc.†(a)	7,611
100	MoSys, Inc.†	402
2,960	Motorola Solutions, Inc.	170,881
1	Move, Inc.	13
328	Multi-Fineline Electronix, Inc.	4,858
200	Nanometrics, Inc.(a)	2,934
900	NAPCO Security Technologies, Inc.†	4,302
1,012	National Instruments Corp.	28,275
100	Navarre Corp.†	276
1,925	NCR Corp.	63,506
3,450	NetApp, Inc.(a)	130,341
500	Netlist, Inc.†(a)	440
400	Netscout Systems, Inc.†	9,336
600	NetSuite, Inc.†	55,044
750	NeuStar, Inc., Class A(a)	36,510
200	Newport Corp.†	2,786
1,000	NIC, Inc.	16,530
50	Novatel Wireless, Inc.†	197
3,050	Nuance Communications, Inc.(a)	56,059
100	NVE Corp.†	4,682
5,825	NVIDIA Corp.(a)	81,725
21	Oclaro, Inc.†	25
600	OmniVision Technologies, Inc.	11,190
5,105	ON Semiconductor Corp.†	41,248
285	OpenTable, Inc.†(a)	18,226
39,555	Oracle Corp.	1,215,130
200	OSI Systems, Inc.†	12,884
33	Overland Storage, Inc.†	38
100	PAR Technology Corp.†	403
10	Parametric Sound Corp.†	163
600	Park Electrochemical Corp.	14,406
200	Parkervision, Inc.†(a)	910
3,650	Paychex, Inc.(a)	133,298
400	PCM, Inc.†(a)	3,840
300	Pegasystems, Inc.	9,936
100	Pericom Semiconductor Corp.	712
8	Pfsweb, Inc.†	32
33	Pixelworks, Inc.†	113
100	Planar Systems, Inc.†	163
450	Plantronics, Inc.	19,764
100	PLX Technology, Inc.†	476
2,225	PMC - Sierra, Inc.†	14,129
1,900	Polycom, Inc.†	20,026
300	Power Integrations, Inc.(a)	12,168
200	Power-One, Inc.	1,264
220	PRGX Global, Inc.†	1,208
1,240	PTC, Inc.†	30,417
40	QAD, Inc., Class B	417
1,000	QLIK Technologies, Inc.	28,270
1,650	QLogic Corp.	15,774

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Information Technology (continued)
18,250	QUALCOMM, Inc.	$1,114,710
900	Rackspace Hosting, Inc.	34,101
1,000	Rambus, Inc.(a)	8,590
1,000	RealD, Inc.(a)	13,900
681	RealNetworks, Inc.	5,148
1,490	Red Hat, Inc.	71,252
600	Relm Wireless Corp.†	1,800
2,627	RF Micro Devices, Inc.	14,054
1,427	Riverbed Technology, Inc.	22,204
300	Rosetta Stone, Inc.†	4,422
1,020	Rovi Corp.	23,297
340	Rudolph Technologies, Inc.(a)	3,808
3,925	SAIC, Inc.(a)	54,675
4,400	Salesforce.com, Inc.†(a)	167,992
2,325	SanDisk Corp.	142,057
1,833	Sanmina Corp.†	26,304
1,650	Sapient Corp.†	21,549
300	ScanSource, Inc.†	9,600
600	Semtech Corp.	21,018
300	ShoreTel, Inc.†	1,209
100	Silicon Image, Inc.†	585
500	Silicon Laboratories, Inc.	20,705
1,707	Skyworks Solutions, Inc.	37,366
300	Smith Micro Software, Inc.†	318
500	SolarWinds, Inc.	19,405
800	Solera Holdings, Inc.	44,520
4,725	Sonus Networks, Inc.	14,222
300	Sourcefire, Inc.(a)	16,665
1,000	SS&C Technologies Holdings, Inc.†	32,900
200	STEC, Inc.†	1,344
3,575	SunEdison, Inc.†	29,208
1,000	SunPower Corp., Class A(a)	20,700
102	SYKES Enterprises, Inc.†	1,608
7,083	Symantec Corp.	159,155
100	Symmetricom, Inc.†	449
300	SYNNEX Corp.(a)	12,684
1,417	Synopsys, Inc.	50,658
300	Syntel, Inc.	18,861
550	Take-Two Interactive Software, Inc.†(a)	8,233
700	Tech Data Corp.	32,963
800	TechTarget, Inc.†(a)	3,576
5,404	Tellabs, Inc.	10,700
1,800	Teradata Corp.	90,414
1,825	Teradyne, Inc.(a)	32,065
1,000	Tessco Technologies, Inc.(a)	26,400
400	Tessera Technologies, Inc.	8,320
9,485	Texas Instruments, Inc.	330,742
1,825	TIBCO Software, Inc.	39,055
800	TiVo, Inc.†	8,840
1,937	Total System Services, Inc.	47,418
100	Travelzoo, Inc.	2,726
2,534	Trimble Navigation, Ltd.	65,909
1,300	TriQuint Semiconductor, Inc.(a)	9,009
1,200	TTM Technologies, Inc.	10,080
500	Tyler Technologies, Inc.	34,275
400	Ultimate Software Group, Inc.	46,916
427	Unisys Corp.(a)	9,424
800	United Online, Inc.	6,064
700	Universal Display Corp.(a)	19,677
311	Unwired Planet, Inc.†(a)	606
66	UTStarcom Holdings Corp.†(a)	176
505	ValueClick, Inc.(a)	12,463
450	VASCO Data Security International, Inc.†	3,740
1,015	VeriFone Systems, Inc.	17,062
1,416	VeriSign, Inc.(a)	63,239
55	Viasystems Group, Inc.†	634
475	VirnetX Holding Corp.(a)	9,495

Shares		Value
Information Technology (continued)
1,000	Virtusa Corp.	$22,160
5,350	Visa, Inc., Class A	977,713
1,806	Vishay Intertechnology, Inc.(a)	25,085
129	Vishay Precision Group, Inc.	1,953
585	VMware, Inc., Class A(a)	39,189
300	Volterra Semiconductor Corp.	4,236
200	Web.com Group, Inc.	5,120
958	WebMD Health Corp., Class A	28,136
2,150	Western Digital Corp.	133,493
6,454	Western Union Co. (The)(a)	110,428
15	WPCS International, Inc.†	66
13,095	Xerox Corp.	118,772
2,175	Xilinx, Inc.(a)	86,152
800	XO Group, Inc.†	8,960
10,975	Yahoo!, Inc.	275,582
825	Zebra Technologies Corp., Class A	35,838
1,000	Zygo Corp.†(a)	15,810
		30,319,162
Materials — 3.5%
81	A Schulman, Inc.	2,172
1,995	Air Products & Chemicals, Inc.	182,682
735	Airgas, Inc.	70,163
1,875	AK Steel Holding Corp.(a)	5,700
1,000	Albemarle Corp.(a)	62,290
12,298	Alcoa, Inc.(a)	96,170
1,050	Allegheny Technologies, Inc.	27,626
900	Allied Nevada Gold Corp.(a)	5,832
500	AM Castle & Co.†(a)	7,880
200	AMCOL International Corp.(a)	6,338
400	American Vanguard Corp.	9,372
850	Aptargroup, Inc.	46,929
717	Ashland, Inc.	59,869
348	Balchem Corp.	15,573
1,600	Ball Corp.	66,464
1,150	Bemis Co., Inc.(a)	45,011
300	Buckeye Technologies, Inc.	11,112
700	Cabot Corp.	26,194
500	Carpenter Technology Corp.	22,535
1,500	Celanese Corp., Class A	67,200
600	Century Aluminum Co.(a)	5,568
619	CF Industries Holdings, Inc.	106,159
1,005	Chemtura Corp.†	20,402
1,400	Cliffs Natural Resources, Inc.(a)	22,750
1,110	Coeur Mining, Inc.	14,763
1,300	Commercial Metals Co.	19,201
400	Compass Minerals International, Inc.(a)	33,812
1,800	Core Molding Technologies, Inc.†	16,056
2,000	Crown Holdings, Inc.(a)	82,260
600	Cytec Industries, Inc.	43,950
100	Deltic Timber Corp.	5,782
400	Domtar Corp.	26,600
10,736	Dow Chemical Co. (The)(a)	345,377
1,316	Eastman Chemical Co.	92,133
2,800	Ecolab, Inc.	238,532
9,996	EI du Pont de Nemours & Co.(a)	524,790
1,000	Ferro Corp.	6,950
1,300	Flotek Industries, Inc.†	23,322
1,275	FMC Corp.	77,852
10,169	Freeport-McMoRan Copper & Gold, Inc.	280,766
1,000	Friedman Industries, Inc.(a)	9,850
500	Globe Specialty Metals, Inc.(a)	5,435
2,900	Graphic Packaging Holding Co.†	22,446
2,000	Headwaters, Inc.†	17,680
3,400	Hecla Mining Co.(a)	10,132
300	Horsehead Holding Corp.(a)	3,843
2,150	Huntsman Corp.	35,604
700	International Flavors & Fragrances, Inc.	52,612

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Materials (continued)
4,542	International Paper Co.	$201,256
400	Intrepid Potash, Inc.	7,620
1,100	Louisiana-Pacific Corp.	16,269
400	Martin Marietta Materials, Inc.	39,368
1,200	McEwen Mining, Inc.(a)	2,016
1,376	MeadWestvaco Corp.	46,935
380	Minerals Technologies, Inc.	15,709
800	Molycorp, Inc.†(a)	4,960
5,445	Monsanto Co.	537,966
3,050	Mosaic Co. (The)	164,121
200	Myers Industries, Inc.	3,002
100	NewMarket Corp.(a)	26,256
4,900	Newmont Mining Corp.	146,755
100	NL Industries, Inc.	1,130
1,000	Noranda Aluminum Holding Corp.	3,230
2,670	Nucor Corp.	115,664
770	Olin Corp.(a)	18,418
1,475	Owens-Illinois, Inc.	40,990
975	Packaging Corp. of America	47,736
1,000	PH Glatfelter Co.	25,100
1,158	PolyOne Corp.	28,695
1,361	PPG Industries, Inc.	199,264
2,981	Praxair, Inc.	343,292
1,000	Reliance Steel & Aluminum Co.	65,560
400	Rock Tenn Co., Class A	39,952
600	Rockwood Holdings, Inc.	38,418
600	Royal Gold, Inc.(a)	25,248
1,300	RPM International, Inc.	41,522
700	Scotts Miracle-Gro Co. (The), Class A(a)	33,817
1,300	Sealed Air Corp.	31,135
100	Senomyx, Inc.†	218
500	Sensient Technologies Corp.	20,235
806	Sherwin-Williams Co. (The)	142,339
1,200	Sigma-Aldrich Corp.(a)	96,432
700	Silgan Holdings, Inc.	32,872
775	Sonoco Products Co.	26,792
2,122	Southern Copper Corp.(a)	58,610
2,800	Steel Dynamics, Inc.	41,748
1,600	Stillwater Mining Co.†(a)	17,184
564	SunCoke Energy, Inc.†	7,907
192	Texas Industries, Inc.†(a)	12,507
671	Tredegar Corp.(a)	17,245
500	UFP Technologies, Inc.(a)	9,790
50	United States Lime & Minerals, Inc.†(a)	2,612
900	United States Steel Corp.(a)	15,777
900	Valspar Corp.	58,203
1,000	Verso Paper Corp.†(a)	1,150
3,200	Vista Gold Corp.†	3,104
944	Vulcan Materials Co.	45,699
700	Walter Energy, Inc.	7,280
1,300	Wausau Paper Corp.(a)	14,820
100	Westlake Chemical Corp.	9,641
5,508	Weyerhaeuser Co.‡	156,923
1,000	Worthington Industries, Inc.	31,710
400	WR Grace & Co.†(a)	33,616
50	Zep, Inc.	792
		6,158,349
Telecommunication Services — 2.6%
600	Alaska Communications Systems Group, Inc.	1,008
58,449	AT&T, Inc.	2,069,095
200	Atlantic Tele-Network, Inc.	9,932
5,610	CenturyLink, Inc.(a)	198,313
1,425	Cincinnati Bell, Inc.†	4,360
4,600	Clearwire Corp., Class A	22,908
200	Cogent Communications Group, Inc.	5,630

Shares		Value
Telecommunication Services (continued)
87	Consolidated Communications Holdings, Inc.(a)	$1,515
3,000	Crown Castle International Corp.	217,170
11,886	Frontier Communications Corp.(a)	48,138
600	General Communication, Inc., Class A†	4,698
16	IDT Corp., Class B	299
500	Inteliquent, Inc.	2,875
1,500	Leap Wireless International, Inc.(a)	10,095
1,374	Level 3 Communications, Inc.(a)	28,964
1,825	NII Holdings, Inc.†(a)	12,173
1,200	SBA Communications Corp., Class A	88,944
25,971	Sprint Nextel Corp.†	182,316
1,850	T-Mobile US, Inc.	45,899
975	tw telecom, Inc., Class A†	27,436
400	USA Mobility, Inc.	5,428
30,438	Verizon Communications, Inc.	1,532,249
600	Vonage Holdings Corp.	1,698
7,091	Windstream Corp.(a)	54,672
		4,575,815
Utilities — 3.4%
6,135	AES Corp. (The)	73,559
1,519	AGL Resources, Inc.	65,104
1,100	Alliant Energy Corp.	55,462
2,800	Ameren Corp.	96,432
5,330	American Electric Power Co., Inc.	238,677
2,000	American Water Works Co., Inc.	82,460
1,721	Aqua America, Inc.	53,850
1,100	Atmos Energy Corp.(a)	45,166
1,000	Avista Corp.	27,020
300	Black Hills Corp.	14,625
5,000	Calpine Corp.†	106,150
4,600	CenterPoint Energy, Inc.	108,054
400	Cleco Corp.	18,572
2,350	CMS Energy Corp.	63,849
3,250	Consolidated Edison, Inc.(a)	189,507
6,040	Dominion Resources, Inc.	343,193
1,675	DTE Energy Co.	112,242
6,776	Duke Energy Corp.(a)	457,380
11	Dynegy, Inc.†(a)	248
3,050	Edison International	146,888
1,750	Entergy Corp.	121,940
9,066	Exelon Corp.(a)	279,958
4,280	FirstEnergy Corp.(a)	159,815
16	Genie Energy, Ltd., Class B	146
1,305	Great Plains Energy, Inc.	29,415
750	Hawaiian Electric Industries, Inc.(a)	18,983
500	IDACORP, Inc.(a)	23,880
700	Integrys Energy Group, Inc.(a)	40,971
600	ITC Holdings Corp.(a)	54,780
2,125	MDU Resources Group, Inc.	55,059
950	National Fuel Gas Co.(a)	55,053
4,710	NextEra Energy, Inc.	383,771
3,215	NiSource, Inc.	92,078
3,117	Northeast Utilities(a)	130,976
3,577	NRG Energy, Inc.	95,506
2,100	NV Energy, Inc.	49,266
1,050	OGE Energy Corp.	71,610
2,050	ONEOK, Inc.	84,686
1,000	Ormat Technologies, Inc.(a)	23,520
2,650	Pepco Holdings, Inc.(a)	53,424
4,125	PG&E Corp.	188,636
700	Piedmont Natural Gas Co., Inc.(a)	23,618
1,300	Pinnacle West Capital Corp.	72,111
700	PNM Resources, Inc.	15,533
800	Portland General Electric Co.(a)	24,472
6,450	PPL Corp.(a)	195,177
5,350	Public Service Enterprise Group, Inc.(a)	174,731

Wilshire Mutual Funds, Inc. Wilshire 5000 IndexSM Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Utilities (continued)
2,200	Questar Corp.(a)	$52,470
1,379	SCANA Corp.(a)	67,709
2,475	Sempra Energy	202,356
9,325	Southern Co. (The)(a)	411,512
2,700	TECO Energy, Inc.(a)	46,413
1,300	UGI Corp.(a)	50,843
933	Vectren Corp.(a)	31,563
950	Westar Energy, Inc.(a)	30,362
350	WGL Holdings, Inc.	15,127
2,700	Wisconsin Energy Corp.(a)	110,673
5,375	Xcel Energy, Inc.	152,328
		5,988,909
Total Common Stock
(Cost $85,635,347)		174,002,228

RIGHT — 0.0%
1,500	AMREP Corp.(b)	4,500

Total Right (Cost $–)		4,500

WARRANTS — 0.0%
183	Dynegy, Inc., Expires 10/04/17	338
1	Magnum Hunter Resources Corp., Expires 08/29/14(b)	—
Total Warrants (Cost $5,144)		338
SHORT-TERM INVESTMENTS (d)— 15.1%
1,606,369	Northern Trust Institutional Government Select Portfolio, 0.010%	1,606,369
24,991,940	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(e)	24,991,940

Total Short-Term Investments
(Cost $26,598,309)		26,598,309

Total Investments — 114.1%
(Cost $112,238,800)		200,605,375
Other Assets & Liabilities, Net — (14.1)%		(24,846,156)
NET ASSETS — 100.0%		$175,759,219

†	Non-income producing security.
‡	Real Estate Investment Trust.
(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $24,351,781 (Note 6).
(b)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of June 30, 2013 was $17,058.
(c)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(d)	Rate shown is the 7-day effective yield as of June 30, 2013.
(e)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $24,991,940.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $20,293 (Note 6).

LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK — 90.8%
Australia — 3.3%
506	AGL Energy, Ltd.	$6,695
2,751	Alumina, Ltd.	2,448
1,084	Amcor, Ltd.	10,018
2,412	AMP, Ltd.	9,328
902	Aristocrat Leisure, Ltd.	3,525
150	ASX, Ltd.	4,523
1,500	Aurizon Holdings, Ltd.	5,698
9,655	Australia & New Zealand Banking Group, Ltd.	250,639
2,607	BHP Billiton, Ltd.	75,037
574	BlueScope Steel, Ltd.	2,442
1,336	Brambles, Ltd.	11,380
1,275	Commonwealth Bank of Australia	80,257
516	CSL, Ltd.	28,987
627	DuluxGroup, Ltd.	2,412
1,232	Echo Entertainment Group, Ltd.	3,454
1,610	Fortescue Metals Group, Ltd.(a)	4,432
1,420	Goodman Group‡	6,313
1,092	GPT Group‡	3,834
458	Iluka Resources, Ltd.(a)	4,128
1,940	Incitec Pivot, Ltd.	5,051
16,919	Insurance Australia Group, Ltd.	83,981
176	Leighton Holdings, Ltd.	2,467
575	Macquarie Atlas Roads Group	1,018
272	Macquarie Group, Ltd.	10,374
1,904	National Australia Bank, Ltd.	51,503
835	Newcrest Mining, Ltd.	7,708
317	Orica, Ltd.	5,976
1,092	Origin Energy, Ltd.	12,514
831	QBE Insurance Group, Ltd.	11,506
408	Rio Tinto, Ltd.	19,554
1,083	Santos, Ltd.	12,333
2,521	Stockland‡	8,022
1,467	Suncorp Group, Ltd.	15,933
1,232	Tabcorp Holdings, Ltd.	3,431
4,128	Telstra Corp., Ltd.	17,946
800	Toll Holdings, Ltd.	3,872
1,343	Transurban Group	8,294
999	Wesfarmers, Ltd.	36,150
131	Wesfarmers, Ltd. PPS	4,830
1,834	Westfield Group‡	19,209
1,834	Westfield Retail Trust‡	5,187
2,947	Westpac Banking Corp.	77,373
501	Woodside Petroleum, Ltd.	15,956
1,149	Woolworths, Ltd.	34,420
198	WorleyParsons, Ltd.	3,508
		993,666
Austria — 0.1%
127	Erste Group Bank AG	3,385
134	OMV AG	6,045
408	Telekom Austria AG	2,582
232	Vienna Insurance Group	10,762
		22,774
Belgium — 0.4%
271	Ageas	9,509
726	Anheuser-Busch InBev NV	65,364
144	Belgacom SA	3,224
102	Delhaize Group SA	6,306
70	Groupe Bruxelles Lambert SA	5,272
206	KBC Groep NV	7,679
52	Solvay SA	6,809

Shares		Value
Belgium (continued)
103	UCB SA	$5,529
		109,692
Brazil — 0.8%
3,300	Banco Bradesco SA ADR(a)	42,933
18,920	Cia de Saneamento Basico do Estado de Sao Paulo ADR(a)	196,957
		239,890
Canada — 3.7%
300	Agrium, Inc.	26,010
3,300	Alimentation Couche Tard, Inc., Class B	195,797
2,250	Canadian National Railway Co.(a)	219,074
1,220	Canadian Pacific Railway, Ltd.	147,938
3,300	Husky Energy, Inc.(a)	87,921
1,200	Magna International, Inc.	85,416
3,600	Pacific Rubiales Energy Corp.	63,223
4,900	Royal Bank of Canada(a)	285,511
		1,110,890
China — 1.6%
23,000	Anhui Conch Cement Co., Ltd., Class H	61,833
444,000	Bank of China, Ltd., Class H	181,891
12,000	Beijing Enterprises Holdings, Ltd.	86,435
66,000	Dongyue Group	26,183
3,781	FIH Mobile, Ltd.†	2,067
—	Foxconn International Holdings, Ltd.†(a)	—
46,620	PICC Property & Casualty Co., Ltd., Class H	52,273
1,651	Sands China, Ltd.	7,715
25,200	Sinopharm Group Co., Ltd., Class H	62,979
		481,376
Denmark — 1.2%
2	AP Moller - Maersk A/S, Class B	14,307
98	Carlsberg A, Class B	8,763
434	Danske Bank A/S†	7,403
2,461	DSV A/S	59,950
339	Novo Nordisk A/S, Class B	52,702
323	Novozymes A, Class B	10,346
8,100	Topdanmark A†	206,158
181	Vestas Wind Systems A/S†(a)	2,558
		362,187
Finland — 1.7%
552	Fortum OYJ	10,341
134	Kone OYJ, Class B(a)	10,628
2,962	Nokia OYJ	11,042
12,900	Pohjola Bank PLC, Class A	189,555
6,747	Sampo, Class A	262,726
748	Stora Enso OYJ, Class R(a)	5,009
613	UPM-Kymmene OYJ	6,008
139	Wartsila OYJ Abp(a)	6,039
		501,348
France — 5.2%
191	Accor SA	6,714
264	Air Liquide SA	32,604
2,363	Alcatel-Lucent†(a)	4,303
227	Alstom SA	7,446
1,465	AXA SA	28,879
850	BNP Paribas	46,533
232	Bouygues SA	5,912
200	Bureau Veritas SA	5,179
150	Cap Gemini SA	7,284
497	Carrefour SA	13,651
1,500	Christian Dior SA	242,328
372	Cie de St.-Gobain	15,074

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
France (continued)
152	Cie Generale de Geophysique-Veritas	$3,368
1,126	Cie Generale des Etablissements Michelin, Class B	100,682
175	Cie Generale d'Optique Essilor International SA	18,644
372	CNP Assurances	5,341
831	Credit Agricole SA	7,152
490	Danone SA	36,881
191	Edenred	5,848
187	Electricite de France SA	4,340
1,802	France Telecom SA	17,064
1,093	GDF Suez	21,439
52	Groupe Fnac†	136
52	Kering	10,581
181	Lafarge SA	11,114
170	Lagardere SCA	4,743
200	Legrand SA	9,273
253	L'Oreal SA	41,589
203	LVMH Moet Hennessy Louis Vuitton SA	32,958
21	Neopost SA(a)	1,390
147	Pernod-Ricard SA	16,316
268	Publicis Groupe SA	19,087
159	Renault SA	10,710
190	Safran SA	9,919
3,804	Sanofi-Aventis SA	393,258
416	Schneider Electric SA	30,213
611	Societe Generale	21,028
1,819	Sodexo	151,449
232	Suez Environnement Co.	2,999
83	Technip SA	8,435
1,705	Total SA	83,277
68	Unibail-Rodamco SE‡	15,837
139	Vallourec SA	7,054
447	Veolia Environnement SA	5,103
312	Vinci SA	15,650
1,032	Vivendi SA	19,558
		1,558,343
Germany — 8.7%
2,431	Adidas AG	262,787
383	Allianz SE	55,903
3,449	BASF SE	307,627
3,578	Bayer AG	380,950
1,158	Bayerische Motoren Werke AG	101,065
85	Beiersdorf AG	7,404
510	Brenntag AG	77,516
323	Commerzbank AG†	2,806
110	Continental AG	14,664
743	Daimler AG	44,854
802	Deutsche Bank AG	33,630
181	Deutsche Boerse AG	11,902
190	Deutsche Lufthansa AG	3,849
683	Deutsche Post AG	16,951
2,534	Deutsche Telekom AG	29,522
1,523	E.ON SE	24,960
175	Fresenius Medical Care AG & Co. KGAA	12,404
2,607	Fresenius SE & Co. KGaA	320,870
150	GEA Group AG	5,311
1,950	Hannover Rueckversicherung SE	140,218
154	HeidelbergCement AG	10,318
108	Henkel AG & Co. KGaA	8,459
998	Infineon Technologies AG	8,354
208	K+S AG	7,687
134	Linde AG	24,970
35	MAN SE	3,816
55	Merck KGAA	8,364

Shares		Value
Germany (continued)
160	Metro AG	$5,056
1,390	Muenchener Rueckversicherungs AG	255,359
456	RWE AG	14,536
4,538	SAP AG	331,377
628	Siemens AG	63,593
144	Solarworld AG	86
372	ThyssenKrupp AG	7,292
33	Volkswagen AG	6,416
		2,610,876
Greece — 0.0%
552	Alpha Bank AE†	309
351	Hellenic Telecommunications Organization SA	2,745
70	National Bank of Greece SA†	227
258	OPAP SA	2,159
23	Piraeus Bank SA†	37
		5,477
Guernsey — 0.0%
1,666	Resolution, Ltd.	7,217

Hong Kong — 6.3%
7,637	AIA Group, Ltd.	32,175
2,497	Bank of East Asia, Ltd.	8,937
5,986	BOC Hong Kong Holdings, Ltd.	18,312
17,651	Cheung Kong Holdings, Ltd.	238,014
43,000	Cheung Kong Infrastructure Holdings, Ltd.	286,524
28,000	China Overseas Land & Investment, Ltd.	72,897
1,332	CLP Holdings, Ltd.	10,768
1,057	Esprit Holdings, Ltd.	1,557
2,000	Galaxy Entertainment Group, Ltd.†	9,715
1,961	Hang Lung Properties, Ltd.	6,793
1,084	Hang Seng Bank, Ltd.	15,964
4,438	Hong Kong & China Gas Co., Ltd.	10,829
980	Hong Kong Exchanges and Clearing, Ltd.	14,719
2,632	Hutchison Whampoa, Ltd.	27,537
14,000	Jardine Strategic Holdings, Ltd.	506,954
180,000	Lenovo Group, Ltd.(a)	162,018
4,261	Li & Fung, Ltd.(a)	5,808
2,580	Link REIT‡	12,662
2,464	New World Development, Ltd.	3,384
1,600	Power Assets Holdings, Ltd.	13,773
60,000	SJM Holdings, Ltd.	145,608
980	Sun Hung Kai Properties, Ltd.	12,585
722	Swire Pacific, Ltd., Class A	8,699
67,000	Techtronic Industries Co.	159,059
2,200	Tencent Holdings, Ltd.	85,904
1,580	Wharf Holdings, Ltd.	13,187
		1,884,382
India — 0.4%
3,180	Dr. Reddy's Laboratories, Ltd. ADR(a)	120,268

Indonesia — 0.4%
131,000	Bank Mandiri	118,154

Ireland — 0.2%
687	CRH PLC	13,900
397	Elan Corp. PLC	5,571
1,238	Experian PLC	21,516
130	Kerry Group PLC, Class A	7,189
		48,176

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Isle of Man — 0.0%
6,192	Genting Singapore PLC(a)	$6,421

Israel — 0.1%
1,000	Bank Hapoalim BM†	4,513
631	Israel Chemicals, Ltd.	6,197
774	Teva Pharmaceutical Industries, Ltd.	30,292
		41,002
Italy — 0.9%
1,030	Assicurazioni Generali SpA	18,004
412	Atlantia SpA	6,720
2,405	Banca Monte dei Paschi di Siena SPA†(a)	609
789	Banco Popolare SC	927
5,583	Enel SPA	17,519
7,436	Eni SpA	152,615
779	Fiat Industrial SpA	8,672
779	Fiat SPA	5,433
562	Finmeccanica SPA	2,812
8,421	Intesa Sanpaolo SpA	13,478
1,125	Intesa Sanpaolo SpA, RNC	1,506
150	Luxottica Group SpA	7,589
1,192	Mediaset SpA	4,490
710	Mediobanca SpA	3,692
225	Saipem SpA	3,652
2,310	Snam Rete Gas SpA	10,518
7,391	Telecom Italia SpA	5,152
6,770	Telecom Italia SpA, RNC	3,774
3,314	UniCredit SpA	15,493
584	Unione di Banche Italiane SCPA	2,112
		284,767
Japan — 17.0%
155	Advantest Corp.	2,554
826	Aeon Co., Ltd.	10,855
258	Aisin Seiki Co., Ltd.	9,851
353	Ajinomoto Co., Inc.	5,178
568	Amada Co., Ltd.	3,739
361	Asahi Breweries, Ltd.	8,943
1,135	Asahi Glass Co., Ltd.	7,357
1,858	Asahi Kasei Corp.	12,259
2,664	Astellas Pharma, Inc.	144,719
2,116	Bank of Yokohama, Ltd. (The)	10,916
671	Bridgestone Corp.	22,881
928	Canon, Inc.	30,414
103	Central Japan Railway Co.	12,554
722	Chiba Bank, Ltd. (The)	4,926
453	Chubu Electric Power Co., Inc.	6,417
258	Chugai Pharmaceutical Co., Ltd.	5,340
52	Credit Saison Co., Ltd.	1,307
568	Dai Nippon Printing Co., Ltd.	5,183
9	Dai-ichi Life Insurance Co., Ltd.	12,920
722	Daiichi Sankyo Co., Ltd.	12,032
206	Daikin Industries, Ltd.	8,326
1,103	Daito Trust Construction Co., Ltd.	103,924
159	Daiwa House Industry Co., Ltd.	2,962
1,496	Daiwa Securities Group, Inc.	12,529
489	Denso Corp.	22,990
258	Dentsu, Inc.	8,925
1,010	East Japan Railway Co.	78,611
258	Eisai Co., Ltd.	10,515
103	Electric Power Development Co., Ltd.	3,220
155	FANUC Corp.	22,433
52	Fast Retailing Co., Ltd.	17,550
413	FUJIFILM Holdings Corp.	9,083
1,858	Fujitsu, Ltd.	7,687
980	Fukuoka Financial Group, Inc.	4,168

Shares		Value
Japan (continued)
112	Hankyu Hanshin Holdings, Inc.	$637
52	Hirose Electric Co., Ltd.	6,849
4,011	Hitachi, Ltd.	25,701
263	Hokkaido Electric Power Co., Inc.	3,589
826	Hokuhoku Financial Group, Inc.	1,687
1,296	Honda Motor Co., Ltd.	48,146
464	Hoya Corp.	9,544
103	Ibiden Co., Ltd.	1,603
2	INPEX Corp.	8,313
300	Isetan Mitsukoshi Holdings, Ltd.	3,984
1,000	Isuzu Motors, Ltd.	6,836
13,087	ITOCHU Corp.	151,337
601	Japan Steel Works, Ltd. (The)	3,298
5,126	Japan Tobacco, Inc.	180,935
361	JFE Holdings, Inc.	7,909
4,000	JGC Corp.	144,050
1,032	Joyo Bank, Ltd. (The)	5,636
619	JTEKT Corp.	6,938
2,067	JX Holdings, Inc.	9,980
1,187	Kajima Corp.	3,935
568	Kansai Electric Power Co., Inc. (The)	7,775
516	Kao Corp.	17,566
416	KDDI Corp.	21,663
524	Keio Corp.	3,600
62	Keyence Corp.	19,754
1,703	Kintetsu Corp.	7,476
980	Kirin Holdings Co., Ltd.	15,351
3,148	Kobe Steel, Ltd.	3,893
929	Komatsu, Ltd.	21,397
568	Konica Minolta, Inc.	4,275
585	Kubota Corp.	8,514
516	Kuraray Co., Ltd.	7,232
155	Kyocera Corp.	15,771
361	Kyushu Electric Power Co., Inc.	5,441
361	LIXIL Group Corp.	8,791
1,500	Makita Corp.	80,643
1,651	Marubeni Corp.	11,034
464	Marui Group Co., Ltd.	4,622
3,000	Mazda Motor Corp.	11,860
2,300	Miraca Holdings, Inc.	105,692
929	Mitsubishi Chemical Holdings Corp.	4,354
3,342	Mitsubishi Corp.	57,094
1,651	Mitsubishi Electric Corp.	15,427
1,135	Mitsubishi Estate Co., Ltd.	30,218
722	Mitsubishi Gas Chemical Co., Inc.	5,293
3,096	Mitsubishi Heavy Industries, Ltd.	17,212
1,342	Mitsubishi Materials Corp.	4,724
10,491	Mitsubishi UFJ Financial Group, Inc.	64,791
1,445	Mitsui & Co., Ltd.	18,120
826	Mitsui Fudosan Co., Ltd.	24,284
1,393	Mitsui OSK Lines, Ltd.	5,414
137,450	Mizuho Financial Group, Inc.	285,441
387	MS&AD Insurance Group Holdings	9,803
206	Murata Manufacturing Co., Ltd.	15,669
817	NEC Corp.	1,789
52	Nidec Corp.(a)	3,638
413	Nikon Corp.	9,649
71	Nintendo Co., Ltd.	8,359
1	Nippon Building Fund, Inc.‡	11,582
545	Nippon Electric Glass Co., Ltd.	2,653
1,084	Nippon Express Co., Ltd.	5,147
5,973	Nippon Steel & Sumitomo Metal Corp.	16,093
3,761	Nippon Telegraph & Telephone Corp.	196,027
1,445	Nippon Yusen KK	3,823
19,983	Nissan Motor Co., Ltd.	200,282

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Japan (continued)
206	Nitto Denko Corp.	$13,212
245	NKSJ Holdings, Inc.	5,822
3,457	Nomura Holdings, Inc.	25,446
568	NSK, Ltd.	5,419
2	NTT Data Corp.	7,124
12	NTT DOCOMO, Inc.	18,668
568	Obayashi Corp.	2,945
206	Olympus Corp.	6,260
258	Omron Corp.	7,692
100	Ono Pharmaceutical Co., Ltd.	6,807
930	ORIX Corp.	12,691
23,477	Osaka Gas Co., Ltd.	99,129
400	Otsuka Holdings Co., Ltd.	13,208
2,149	Panasonic Corp.	17,304
826	Rakuten, Inc.	9,767
2,270	Resona Holdings, Inc.	11,055
568	Ricoh Co., Ltd.	6,731
103	Rohm Co., Ltd.	4,183
155	Secom Co., Ltd.	8,428
206	Sega Sammy Holdings, Inc.	5,162
155	Seiko Epson Corp.(a)	2,117
10,032	Sekisui Chemical Co., Ltd.	106,525
877	Sekisui House, Ltd.	12,671
4,274	Seven & I Holdings Co., Ltd.	156,528
980	Sharp Corp.	3,946
361	Shin-Etsu Chemical Co., Ltd.	23,893
671	Shinsei Bank, Ltd.	1,524
268	Shionogi & Co., Ltd.	5,589
361	Shiseido Co., Ltd.	5,371
568	Shizuoka Bank, Ltd. (The)	6,126
1,445	Showa Denko KK	1,906
71	SMC Corp.	14,234
774	Softbank Corp.	45,055
2,345	Sojitz Corp.	3,891
929	Sony Corp.	19,626
1,651	Sumitomo Chemical Co., Ltd.	5,178
11,987	Sumitomo Corp.	149,401
619	Sumitomo Electric Industries, Ltd.	7,369
929	Sumitomo Heavy Industries, Ltd.	3,901
671	Sumitomo Metal Mining Co., Ltd.	7,474
5,138	Sumitomo Mitsui Financial Group, Inc.	235,182
2,979	Sumitomo Mitsui Trust Holdings, Inc.	13,900
516	Sumitomo Realty & Development Co., Ltd.	20,565
2,400	Sundrug Co., Ltd.	101,853
316	Suzuki Motor Corp.	7,284
310	T&D Holdings, Inc.	4,147
671	Takashimaya Co., Ltd.	6,801
671	Takeda Pharmaceutical Co., Ltd.	30,258
103	TDK Corp.	3,549
1,600	Teijin, Ltd.	3,505
206	Terumo Corp.	10,239
1,290	Tobu Railway Co., Ltd.	6,648
464	Tohoku Electric Power Co., Inc.	5,793
6,318	Tokio Marine Holdings, Inc.	199,364
877	Tokyo Electric Power Co., Inc. (The)	4,527
155	Tokyo Electron, Ltd.	7,837
2,322	Tokyo Gas Co., Ltd.	12,811
1,032	Tokyu Corp.	6,757
568	Toppan Printing Co., Ltd.	3,940
1,393	Toray Industries, Inc.	9,001
3,096	Toshiba Corp.	14,841
5,258	Toyota Industries Corp.	214,726
6,954	Toyota Motor Corp.	419,450
258	Toyota Tsusho Corp.	6,634

Shares		Value
Japan (continued)
3,400	Unicharm Corp.	$192,299
206	West Japan Railway Co.	8,737
18	Yahoo Japan Corp.	8,863
98	Yamada Denki Co., Ltd.	3,968
310	Yamaha Motor Co., Ltd.	4,015
361	Yamato Holdings Co., Ltd.	7,603
		5,117,886
Jersey — 0.1%
366	Atrium European Real Estate, Ltd.	1,903
125	Randgold Resources, Ltd.	7,921
492	Shire PLC	15,592
289	Wolseley PLC	13,334
		38,750
Luxembourg — 0.4%
1	APERAM	11
849	ArcelorMittal	9,502
89	Millicom International Cellular SA	6,410
422	SES SA	12,091
237	Subsea 7 SA(a)	4,170
4,411	Tenaris SA	88,345
		120,529
Macau — 0.0%
2,000	Wynn Macau, Ltd.	5,380

Malaysia — 0.6%
34,500	AMMB Holdings BHD	79,975
52,000	Axiata Group BHD	108,906
		188,881
Mexico — 1.1%
68,700	Alfa SAB de CV, Class A	165,209
27,400	Grupo Financiero Banorte SAB de CV, Class O	163,671
		328,880
Netherlands — 2.3%
911	Aegon NV	6,112
153	Akzo Nobel NV	8,633
2,705	ASML Holding NV	213,534
356	European Aeronautic Defence and Space Co. NV	19,046
310	Heineken NV	19,732
3,840	ING Groep NV, CVA	35,094
918	Koninklijke Ahold NV	13,653
222	Koninklijke DSM NV	14,473
1,214	Koninklijke KPN NV	2,519
949	Koninklijke Philips Electronics NV	25,871
533	PostNL NV	1,485
621	Reed Elsevier NV	10,342
2,098	Royal Dutch Shell PLC, Class B	69,484
3,020	Royal Dutch Shell PLC, Class A	96,471
6,050	SBM Offshore NV	101,997
476	TNT Express NV	3,566
1,364	Unilever NV, CVA	53,693
341	Wolters Kluwer NV	7,223
		702,928
New Zealand — 0.0%
727	Chorus, Ltd.	1,343
3,634	Telecom Corp. of New Zealand, Ltd.	6,328
		7,671
Norway — 2.5%
837	DnB NOR ASA	12,142
1,135	Norsk Hydro ASA(a)	4,551

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
Norway (continued)
1,109	Orkla ASA	$9,080
4,880	Seadrill, Ltd.	196,549
13,560	Statoil ASA	280,123
11,398	Telenor ASA	226,399
208	Yara International ASA	8,295
		737,139
Portugal — 0.0%
1,925	Banco Comercial Portugues SA, Class R†	240
2,451	Energias de Portugal SA	7,906
397	Portugal Telecom SGPS SA(a)	1,545
		9,691
Russia — 0.6%
3,100	Lukoil OAO ADR	178,715

Singapore — 3.1%
9,288	CapitaMalls Asia, Ltd.	13,321
1,548	DBS Group Holdings, Ltd.	18,836
9,000	Jardine Cycle & Carriage, Ltd.	300,906
7,218	Keppel Corp., Ltd.	59,038
1,200	Keppel REIT‡	1,223
3,096	Oversea-Chinese Banking Corp., Ltd.	24,338
942	SATS, Ltd.	2,441
1,290	Singapore Airlines, Ltd.	10,297
2,000	Singapore Press Holdings, Ltd.(a)	6,574
2,096	Singapore Technologies Engineering, Ltd.	6,905
52,875	Singapore Telecommunications, Ltd.	156,606
15,142	United Overseas Bank, Ltd.	236,459
17,000	UOL Group, Ltd.	89,869
2,064	Wilmar International, Ltd.	5,105
		931,918
South Africa — 2.5%
7,400	Aspen Pharmacare Holdings, Ltd.	170,110
19,500	Life Healthcare Group Holdings, Ltd.	73,960
11,900	Remgro, Ltd.	228,602
2,300	Sasol, Ltd.	100,137
29,000	Woolworths Holdings, Ltd.	189,027
		761,836
South Korea — 2.0%
820	Samsung Electronics Co., Ltd. GDR	476,540
5,800	SK Telecom Co., Ltd. ADR	117,914
		594,454
Spain — 1.1%
314	Abertis Infraestructuras SA	5,471
71	Acciona SA	3,743
74	ACS Actividades de Construccion y Servicios SA	1,958
4,503	Banco Bilbao Vizcaya Argentaria SA	37,842
2,500	Banco de Sabadell SA	4,147
777	Banco Popular Espanol SA	2,378
8,680	Banco Santander SA	55,545
497	Distribuidora Internacional de Alimentacion SA	3,754
3,400	Enagas SA	84,034
427	Ferrovial SA	6,817
108	Fomento de Construcciones y Contratas SA(a)	1,006
300	Gas Natural SDG SA	6,044
3,948	Iberdrola SA	20,864
196	Inditex SA	24,176
696	Indra Sistemas SA	8,990
795	Repsol SA	16,778

Shares		Value
Spain (continued)
3,940	Telefonica SA	$50,689
		334,236
Sweden — 3.3%
413	Assa Abloy AB, Class B	16,141
568	Atlas Copco AB, Class A	13,690
330	Atlas Copco AB, Class B	7,062
310	Electrolux AB, Class B	7,823
200	Getinge AB, Class B	6,072
872	Hennes & Mauritz AB, Class B	28,690
2,683	Nordea Bank AB	29,962
1,032	Sandvik AB(a)	12,325
258	Scania AB, Class B	5,162
568	Securitas AB, Class B	4,966
16,881	Skandinaviska Enskilda Banken AB, Class A	161,163
413	SKF AB, Class B(a)	9,675
412	SSAB AB, Class A(a)	2,461
774	Svenska Cellulosa AB, Class B	19,411
5,620	Svenska Handelsbanken AB, Class A	225,162
17,184	Swedbank AB, Class A	393,592
2,894	Telefonaktiebolaget LM Ericsson, Class B	32,817
2,116	TeliaSonera AB	13,789
1,178	Volvo AB, Class B	15,720
		1,005,683
Switzerland — 3.8%
7,582	ABB, Ltd.	164,241
67	Actelion, Ltd.	4,036
175	Adecco SA	9,967
100	Aryzta AG	5,613
400	Cie Financiere Richemont SA	35,275
1,020	Credit Suisse Group AG	27,004
46	Geberit AG	11,395
8,001	Glencore Xstrata PLC	33,120
273	Holcim, Ltd.	19,003
254	Julius Baer Group, Ltd.	9,913
2,614	Nestle SA	171,532
168	Nobel Biocare Holding AG	2,040
1,820	Novartis AG	128,912
1,224	Roche Holding AG	303,793
6	SGS SA	12,882
50	Sonova Holding AG	5,290
759	STMicroelectronics NV	6,821
34	Swatch Group AG (The)	18,572
34	Swiss Life Holding AG	5,519
313	Swiss Re, Ltd.	23,287
25	Swisscom AG	10,944
86	Syngenta AG	33,536
330	Transocean, Ltd.	15,846
3,210	UBS AG	54,486
134	Zurich Insurance Group AG	34,734
		1,147,761
Thailand — 1.6%
12,900	Advanced Info Service PLC	116,622
14,200	Bangkok Bank PLC	92,693
35,700	PTT Exploration & Production PLC	181,581
13,600	Siam Commercial Bank PLC	74,890
		465,786
Turkey — 0.3%
4,050	KOC Holding AS ADR(a)	96,309

United Kingdom — 12.8%
1,185	3i Group PLC	6,085
12,960	Aberdeen Asset Management PLC	75,423

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

Shares		Value
United Kingdom (continued)
292	Aggreko PLC	$7,298
1,114	Anglo American PLC	21,468
1,222	ARM Holdings PLC	14,783
300	Associated British Foods PLC	7,914
1,028	AstraZeneca PLC	48,603
2,497	Aviva PLC	12,870
3,246	BAE Systems PLC	18,903
35,446	Barclays PLC	150,956
2,836	BG Group PLC	48,195
11,200	BHP Billiton PLC	285,577
41,782	BP PLC	289,967
6,152	British American Tobacco PLC	315,536
552	British Land Co. PLC‡	4,755
1,202	British Sky Broadcasting Group PLC	14,480
6,279	BT Group PLC, Class A	29,478
400	Bunzl PLC	7,802
2,282	Cable & Wireless Communications PLC	1,421
674	Cairn Energy PLC†	2,594
629	Capita Group PLC (The)	9,246
206	Carnival PLC	7,160
4,320	Centrica PLC	23,629
11,964	Compass Group PLC	152,872
1,914	Diageo PLC	54,887
1,500	G4S PLC	5,289
3,915	GlaxoSmithKline PLC	97,861
253	Hammerson PLC‡	1,876
1,485	Home Retail Group PLC(a)	3,025
34,343	HSBC Holdings PLC	355,526
805	Imperial Tobacco Group PLC	27,913
298	InterContinental Hotels Group PLC	8,190
150	Intertek Group PLC	6,668
1,610	J Sainsbury PLC	8,702
172	Johnson Matthey PLC	6,872
2,554	Kingfisher PLC	13,316
501	Land Securities Group PLC‡	6,729
4,785	Legal & General Group PLC	12,471
35,782	Lloyds Banking Group PLC†	34,362
181	London Stock Exchange Group PLC	3,679
1,812	Man Group PLC	2,289
1,409	Marks & Spencer Group PLC	9,219
2,972	National Grid PLC	33,690
1,219	Next PLC	84,441
5,526	Old Mutual PLC	15,170
691	Pearson PLC	12,289
230	Petrofac, Ltd.	4,187
17,026	Prudential PLC	277,913
525	Reckitt Benckiser Group PLC	37,137
996	Reed Elsevier PLC	11,327
1,063	Rexam PLC	7,715
1,015	Rio Tinto PLC	41,279
1,904	Rolls-Royce Holdings PLC	32,784
1,473	Royal Bank of Scotland Group PLC†	6,113
2,930	RSA Insurance Group PLC	5,316
797	SABMiller PLC	38,211
1,078	Sage Group PLC	5,571
800	Scottish & Southern Energy PLC	18,526
258	Severn Trent PLC	6,533
537	Smith & Nephew PLC	6,014
331	Smiths Group PLC	6,585
7,688	Standard Chartered PLC	166,911
2,000	Standard Life PLC	10,525
6,824	Tesco PLC	34,365
754	Tullow Oil PLC	11,478
1,017	Unilever PLC	41,171
634	United Utilities Group PLC	6,596

Shares		Value
United Kingdom (continued)
38,881	Vodafone Group PLC	$111,421
2,550	Weir Group PLC	83,383
18,670	WH Smith PLC	203,892
2,408	Whitbread PLC	112,020
24,520	William Hill PLC	164,429
2,846	WM Morrison Supermarkets PLC	11,328
1,009	WPP PLC	17,247
		3,841,456
United States — 0.7%
1,730	Philip Morris International, Inc.(a)	149,853
1,900	Southern Copper Corp.(a)	52,478
		202,331
Total Common Stock
(Cost $29,901,081)		27,325,126

SHORT-TERM INVESTMENT — 14.7%
4,424,549	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(b)(c)	4,424,549

Total Short-Term Investment
(Cost $4,424,549)		4,424,549

EXCHANGE TRADED FUND — 9.4%
73,141	Vanguard FTSE Emerging Markets ETF	2,836,408

Total Exchange Traded Fund
(Cost $3,404,942)		2,836,408

PREFERRED STOCK — 0.8%††
Germany — 0.8%
2,292	Henkel AG & Co. KGAA	215,240
98	Porsche Automobil Holding SE	7,568
147	Volkswagen AG	29,691
		252,499
Total Preferred Stock
(Cost $259,348)		252,499

PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	BGP Holdings PLC† (d)	—

Total Private Company
(Cost $–)		—
RIGHT — 0.0%
31	New World Development(d)	—

Total Right (Cost $–)		—

Total Investments — 115.7%
(Cost $37,989,920)		34,838,582
Other Assets & Liabilities, Net — (15.7)%		(4,732,788)
NET ASSETS — 100.0%		$30,105,794

†	Non-income producing security.
‡	Real Estate Investment Trust.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Schedule of Investments	June 30, 2013 (Unaudited)

(a)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at June 30, 2013 was $4,315,072 (Note 6).
(b)	Rate shown is the 7-day effective yield as of June 30, 2013.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2013 was $4,424,549.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $6,545 (Note 6).

(d)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of June 30, 2013 was $0 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$—	$993,666	*	$—		$993,666
Austria	—	22,774	*	—		22,774
Belgium	—	109,692	*	—		109,692
Brazil	239,890	—		—		239,890
Canada	1,110,890	—		—		1,110,890
China	2,067	479,309	*	—		481,376
Denmark	—	362,187	*	—		362,187
Finland	—	501,348	*	—		501,348
France	136	1,558,207	*	—		1,558,343
Germany	—	2,610,876	*	—		2,610,876
Greece	—	5,477	*	—		5,477
Guernsey	—	7,217	*	—		7,217
Hong Kong	—	1,884,382	*	—		1,884,382
India	120,268	—		—		120,268
Indonesia	—	118,154	*	—		118,154
Ireland	—	48,176	*	—		48,176
Isle of Man	—	6,421	*	—		6,421
Israel	—	41,002	*	—		41,002
Italy	—	284,767	*	—		284,767
Japan	—	5,117,886	*	—		5,117,886
Jersey	—	38,750	*	—		38,750
Luxembourg	—	120,529	*	—		120,529
Macau	—	5,380	*	—		5,380
Malaysia	—	188,881	*	—		188,881
Mexico	328,880	—		—		328,880
Netherlands	—	702,928	*	—		702,928
New Zealand	—	7,671	*	—		7,671
Norway	—	737,139	*	—		737,139
Portugal	—	9,691	*	—		9,691
Russia	178,715	—		—		178,715
Singapore	—	931,918	*	—		931,918
South Africa	—	761,836	*	—		761,836
South Korea	117,914	476,540	*	—		594,454
Spain	—	334,236	*	—		334,236
Sweden	—	1,005,683	*	—		1,005,683
Switzerland	—	1,147,761	*	—		1,147,761
Thailand	—	465,786	*	—		465,786
Turkey	96,309	—		—		96,309
United Kingdom	—	3,841,456	*	—		3,841,456
United States	202,331	—		—		202,331
Total Common Stock	2,397,400	24,927,726		—		27,325,126
Short-Term Investment	4,424,549	—		—		4,424,549
Exchange Traded Fund	2,836,408	—		—		2,836,408
Preferred Stock	—	252,499		—		252,499
Private Company
Malta	—	—		—	^	—

Right	—	—		—		—
Total Investments in Securities	$9,658,357	$25,180,225		$—		$34,838,582

*	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.
^
This security was categorized as Level 3 and had a market value of $0 as of June 30, 2013 and the value has remained $0 throughout the six months ended June 30, 2013. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the six months ended June 30, 2013.

For the six months ended June 30, 2013, the transfers out of Level 1 and into Level 2 were $24,905,917 and the transfers out of Level 2 into Level 1 were $(0).  The transfers were related to the fair value of certain foreign securities.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz,
Jason A. Schwarz, President
(principal executive officer)

Date:	September 4, 2013

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date:	September 4, 2013

*     Print the name and title of each signing officer under his or her signature.